     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 5, 2017



                                                            FILE NOS. 333-197658
                                                                       811-21262
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4
                                 ------------



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 3                       [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 195                             [X]


                        (Check Appropriate Box or Boxes)
                                 ------------

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                           (Exact Name of Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY

             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277

        (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500
                    (Name and Address of Agent for Service)
                                 ------------
                              ERIC T. STEIGERWALT

                                   PRESIDENT
                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
                                 ------------
                                   COPIES TO:
                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                             Suite 1100-East Tower
                           Washington, D.C. 20005-331
                                 ------------
                 Approximate Date of Proposed Public Offering:

              On May 1, 2017 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                                        amendment.

Title of Securities Registered: Individual Variable Annuity Contracts
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THE VARIABLE ANNUITY CONTRACT
ISSUED BY

BRIGHTHOUSE LIFE INSURANCE COMPANY


AND


BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

BRIGHTHOUSE ACCUMULATION ANNUITY

MAY 1, 2017


This prospectus describes the modified single premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (Brighthouse or we or us). The contract is offered for individuals and some tax-qualified and non-qualified retirement plans. The contract includes a guaranteed minimum accumulation benefit feature called the Preservation and Growth Rider (PGR) that, unless terminated, guarantees at a future date your Account Value will not be less than your Purchase Payment (adjusted for withdrawals). THIS FEATURE DOES NOT ESTABLISH OR GUARANTEE ANY MINIMUM RETURN FOR ANY INVESTMENT OPTION AND THE PGR AMOUNT DOES NOT REPRESENT AN AMOUNT OF MONEY AVAILABLE FOR WITHDRAWAL AND IS NOT USED TO CALCULATE ANY BENEFITS UNDER THE CONTRACT PRIOR TO THE PGR END DATE (EXCEPT AS A POTENTIAL DEATH BENEFIT AMOUNT UPON THE DEATH OF AN OWNER OR ANNUITANT IF OWNED BY A NON-NATURAL PERSON).


The annuity contract has a single investment choice. We may add additional Investment Options in the future. Your Account Value also may be allocated to the Fidelity VIP Government Money Market Portfolio (the "Money Market Portfolio") under certain circumstances, as described in "Purchase--Free Look". Please see page 11 for more information.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR CLASS
Fidelity VIP FundsManager 60% Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity contract.

To learn more about the Brighthouse Variable Annuity contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2017. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 41 of this prospectus. For a free copy of the SAI, or for further information, call us at (866) 414-3259, or write the Annuity Service Office, P.O. Box 10366, Des Moines, IA 50306-0366.


THE CONTRACTS:

ARE NOT BANK DEPOSITS
ARE NOT FDIC INSURED
ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY ANY BANK OR CREDIT UNION
MAY BE SUBJECT TO LOSS OF PRINCIPAL

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


MAY 1, 2017

TABLE OF CONTENTS






INDEX OF SPECIAL TERMS..............................    3
HIGHLIGHTS..........................................    4
FEE TABLES AND EXAMPLES.............................    6
    Investment Option Expenses......................    8
    Examples........................................    9
    Condensed Financial Information.................    9
 1. THE ANNUITY CONTRACT............................   10
 2. PURCHASE........................................   11
    Purchase Payments...............................   11
    Allocation of Purchase Payments.................   11
    Free Look.......................................   11
    Accumulation Units..............................   12
    Replacement of Contracts........................   13
 3. INVESTMENT OPTIONS..............................   14
    Money Market Portfolio..........................   15
    Voting Rights...................................   15
    Substitution of Investment Options..............   15
 4. EXPENSES........................................   16
    Premium and Other Taxes.........................   18
    Income Taxes....................................   18
    Investment Option Expenses......................   19
 5. ANNUITY PAYMENTS (THE ANNUITY
       PERIOD)......................................   20
    Annuity Date....................................   20
    Additional Information..........................   21
 6. ACCESS TO YOUR MONEY............................   22
    Systematic Withdrawal Program...................   23
    Suspension of Payments or Exchanges.............   23


 7. LIVING BENEFIT..................................   24
 8. PERFORMANCE.....................................   27
 9. DEATH BENEFIT DURING THE
       ACCUMULATION PERIOD..........................   28
    Death Benefit...................................   28
    General Death Benefit Provisions................   28
    Spousal Continuation............................   29
10. FEDERAL INCOME TAX STATUS.......................   31
11. OTHER INFORMATION...............................   37
    Brighthouse Life Insurance Company..............   37
    The Separate Account............................   37
    Distributor.....................................   38
    Selling Firms...................................   38
       Compensation Paid to a Selling Firm..........   38
       Additional Compensation......................   38
    Requests and Elections..........................   39
       Confirming Transactions......................   40
    Cybersecurity...................................   40
    Ownership.......................................   40
    Legal Proceedings...............................   41
    Financial Statements............................   41
    Table of Contents of the Statement of Additional
       Information..................................   41
APPENDIX--Accumulation Unit Values..................   42

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page or pages indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page and are capitalized wherever they appear in the text.


  Account Value              12
  Accumulation Period        10
  Accumulation Unit          12
  Annuitant                  38
  Annuity Date               19
  Annuity Option             19
  Annuity Payments           19
  Annuity Period             10
  Annuity Service Office      5
  Beneficiary                38
  Business Day               11
  Contract Anniversary        4
  Contract Date            4,11
  Contract Year               4
  Free Look                  11
  Good Order                 37
  Investment Option          14
  Maturity Date              19
  Maximum PGR Fee Rate     6,16
  Money Market Portfolio      1
  Owner                      37
  PGR Amount                 23
  PGR End Date               23
  PGR Fee Rate               16
  PGR Payment                24
  Purchase Payment           11
  Separate Account           35

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. Your Account Value will be invested on a tax-deferred basis in the Fidelity VIP FundsManager 60% Portfolio. The contract is intended for retirement savings or other long-term investment purposes. The contract includes a guaranteed minimum accumulation benefit feature called the Preservation and Growth Rider (PGR) that guarantees at the PGR End Date your Account Value will not be less than your Purchase Payment (adjusted for withdrawals), provided that the specified conditions are met. (See "Living Benefit--Preservation and Growth Rider.")

We are obligated to pay all money we owe under the contracts, including death benefits, Annuity Payments, and any amount due under the PGR. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information--The Separate Account").

The contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the first seven Contract Years, we may assess a 2% withdrawal charge. Withdrawals negatively impact the benefits and guarantees provided by your contract. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees. (A Contract Year is defined as a one-year period starting on the Contract Date, which is the date the contract is issued, and on each Contract Anniversary thereafter.) The Annuity Period occurs when you begin receiving regular Annuity Payments from your contract.

If you choose to annuitize the contract, your Annuity Payments will be made on a fixed basis. The amount of each payment will not change during the Annuity Period.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals on a tax-qualified and non-qualified basis. For any tax-qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax-qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.") In addition, for certain qualified contracts you may be required to take withdrawals to fulfill required minimum distributions (RMD withdrawals). The PGR may have limited usefulness in connection with such qualified contracts because withdrawals, including RMD withdrawals, will cause proportionate reductions to your PGR Amount (see "Living Benefit--Preservation and Growth Rider--PGR Amount"). You should consider whether the contract is appropriate for your circumstances.

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, and requirements for unisex annuity rates. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Office.

FREE LOOK. You may cancel the contract by returning it with a written cancellation request within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We will return your Purchase Payment if required by law. A special option is available for California purchasers age 60 or older (see "Purchase--Free Look" for more information).

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the Accumulation Period, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Annuity Period are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract generally may have two Owners (both of whom must be individuals).

Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the PGR and the death benefit.

NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate a spousal Beneficiary's ability to continue the contract and the PGR.

INQUIRIES. If you need more information, please contact our Annuity Service Office at:

Annuity Service Office
PO Box 10366
Des Moines, IA 50306-0366
(866) 414-3259

ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Option and other contract-related documents.


Contact the Annuity Service Office for more information and to enroll.

FEE TABLES AND EXAMPLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or, if additional Investment Options are added in the future, transfer Account Value between Investment Options. State premium taxes of 0% to 3.5% may also be deducted.


Owner Transaction Expenses Table
Withdrawal Charge (Note 1)                           2%
(as a percentage of Purchase Payment withdrawn)
Transfer Fee (Note 2)                              $25
(First 12 per year)                                $ 0

Note 1. If an amount withdrawn during the first seven Contract Years is determined to include the withdrawal of any portion of the Purchase Payment, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses--Withdrawal Charge.")


Number of Complete Years from                    Withdrawal Charge
Contract Date                    (% of Purchase Payment withdrawn)
------------------------------- ----------------------------------
   0                                            2
   1                                            2
   2                                            2
   3                                            2
   4                                            2
   5                                            2
   6                                            2
   7 and thereafter                             0


Note 2. Currently, the contract offers only one Investment Option. In the future, we may make additional Investment Options available. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. Brighthouse is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Option fees and expenses.



Separate Account Annual Expenses
------------------------------------------------------------------------------
(as a percentage of average Account Value in the Separate Account)(Note 3)
Annual Mortality and Expense Charge                                            0.70%
 Current Preservation and Growth Rider (PGR) Fee Rate (Note 4)                 1.40%
 Maximum Preservation and Growth Rider (PGR) Fee Rate (Note 4)                 1.80%
 Maximum Total Separate Account Annual Expenses Including Maximum PGR Charge   2.50%


Note 3. Separate Account Annual Expenses are not assessed during the Annuity Period of the contract.


Note 4. The PGR Fee Rate applied to your contract during any Contract Year will be less than or equal to the Maximum PGR Fee Rate. Your initial PGR Fee Rate was equal to the current PGR Fee Rate on the date the application for the contract was signed and is stated in your contract. The Maximum PGR Fee Rate will not increase. If you elect an Optional Step Up, your PGR Fee Rate may increase to any rate less than or equal to the Maximum PGR Fee Rate. (See "Living Benefit--Preservation and Growth Rider--Optional Step Up" and "Expenses--Separate Account Annual Expenses--Preservation and Growth Rider Fee Rate.")



The next table shows the total operating expenses charged by Investment Options which you may pay periodically during the time you own the contract. There is only one Investment Option available during the Accumulation Period. An Investment Option may impose a redemption fee in the future. More detail concerning an Investment Option's fees and expenses is contained in the prospectus for an Investment Option and in the following tables.



Total Annual Portfolio Expenses                                0.83%(1)
------------------------------------------------------------
(expenses that are deducted from Investment Option assets,
including management fees, 12b-1/service fees, and other
expenses)


Note 1. The total annual portfolio expenses of the Fidelity VIP FundsManager 60% Portfolio include the fees and expenses of the underlying portfolios (Acquired Fund Fees and Expenses).


For information concerning compensation paid for the sale of the contracts, see "Other Information--Distributor."

INVESTMENT OPTION EXPENSES

(as a percentage of the average daily net assets of an Investment Option)

The following table is a summary. For more complete information on Investment Option fees and expenses, please refer to the prospectus for the Investment Option. Acquired Fund Fees and Expenses are expenses incurred indirectly as a result of investing in shares of one or more underlying portfolios.



                                                                    Distribution
                                                                          and/or
                                                       Management        Service      Other
Investment Option                                             Fee   (12b-1) Fees   Expenses
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR
 CLASS
  Fidelity VIP FundsManager 60% Portfolio               0.25%          --           --
  Fidelity VIP Government Money Market Portfolio        0.17%          --          0.08%



                                                        Acquired       Total                   Net Total
                                                       Fund Fees      Annual       Fee Waiver     Annual
                                                             and   Operation   and/or Expense  Operating
Investment Option                                       Expenses    Expenses    Reimbursement   Expenses
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR
 CLASS
  Fidelity VIP FundsManager 60% Portfolio              0.58%       0.83%          0.05%         0.78%
  Fidelity VIP Government Money Market Portfolio         --        0.25%           --           0.25%


Notes:
------


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Options and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to an Investment Portfolio only with the approval of the board of directors or trustees of that Investment Option. Please see the Investment Options' prospectuses for additional information regarding these arrangements.


The Fidelity VIP FundsManager 60% Portfolio is a "fund of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Option invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, Separate Account Annual Expenses, and Investment Option fees and expenses.


The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Maximum PGR Rate of 1.80% applies during all Contract Years and Total Annual Portfolio Expenses (including Acquired Fund Fees and Expenses) of 0.83% for the Fidelity VIP FundsManager 60% Portfolio. An example based on the Money Market Portfolio fees and expenses is not presented, because you generally may not allocate Purchase Payment or Account Value to the Money Market Portfolio (see "Purchase--Free Look" for more information). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     (1) If you surrender your contract at the end of the applicable time period:



             TIME PERIODS
 1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $533  $1,196    $1,902    $3,592


     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:


             TIME PERIODS
 1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $333  $1,016    $1,722    $3,592

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


CONDENSED FINANCIAL INFORMATION

Condensed financial information (Accumulation Unit value information) is located in "Appendix--Accumulation Unit Values" at the end of this prospectus.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.

The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on the Annuity Date, a designated date that you select (but not later than the Maturity Date stated in your contract--see "Annuity Payments (The Annuity Period)"). Until you begin receiving Annuity Payments, your annuity is in the Accumulation Period. If you die during the Accumulation Period, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Annuity Period. There is no death benefit during the Annuity Period, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Annuity Period)" for more information).

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax-qualified account (e.g. an IRA), the tax deferred accrual feature is provided by the tax-qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.") IN ADDITION, FOR CERTAIN QUALIFIED CONTRACTS YOU MAY BE REQUIRED TO TAKE WITHDRAWALS TO FULFILL REQUIRED MINIMUM distributions (RMD WITHDRAWALS). THE PGR MAY HAVE LIMITED USEFULNESS IN CONNECTION WITH SUCH QUALIFIED CONTRACTS BECAUSE WITHDRAWALS, INCLUDING RMD WITHDRAWALS, WILL CAUSE PROPORTIONATE REDUCTIONS TO YOUR PGR AMOUNT (SEE "LIVING BENEFIT--PRESERVATION AND GROWTH RIDER--PGR AMOUNT"). YOU SHOULD CONSIDER WHETHER THE CONTRACT IS APPROPRIATE FOR YOUR CIRCUMSTANCES.

The contract is called a variable annuity because, depending upon market conditions, you can make or lose money in the Investment Option offered, the Fidelity VIP FundsManager 60% Portfolio. The amount of money you are able to accumulate in your contract during the Accumulation Period depends upon the investment performance of the Investment Option. You bear the full investment risk for all amounts allocated to the Separate Account.

Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Annuity Period, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.

The amount of the Annuity Payments you receive during the Annuity Period from a fixed Annuity Payment option of the contract generally will remain level for the entire Annuity Period. (Please see "Annuity Payments (The Annuity Period)" for more information.)

As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate the PGR, see "Living Benefit-- Preservation and Growth Rider--Terminating the PGR"). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information--Ownership."

All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Any Internal Revenue Code reference to "spouses" includes those persons who are married spouses under state law, regardless of sex.

2. PURCHASE


PURCHASE PAYMENTS

A Purchase Payment is the money you give us to invest in the contract. The Purchase Payment is due on the date the contract is issued. You may not make additional Purchase Payments.

The minimum Purchase Payment we will accept is $25,000.

Generally, you may purchase a tax-qualified contract only with money transferred from a plan qualified under section 401(a) of the Internal Revenue Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a non-qualified contract with money from any source.

If you want to make a Purchase Payment of more than $1 million, you will need our prior approval.

We reserve the right to refuse a Purchase Payment made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks and corporate checks. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")

We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, and traveler's checks.

We reserve the right to reject any application. If you are exchanging more than one annuity contract or life insurance policy for this contract, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this contract, provided they are received within 90 days of the date the contract is issued. When you are purchasing a contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your contract will be issued on the date we first receive proceeds from your existing annuity contract or life insurance policy, or from any other source. The date we issue your contract is the Contract Date.

We reserve the right to revoke the contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $25,000 in aggregate. We also reserve the right to not accept any proceeds received more than 90 days after the contract is issued. If the contract is revoked, we will return the Account Value without the application of any withdrawal charges.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your Purchase Payment to the Fidelity VIP FundsManager 60% Portfolio (unless you are a California purchaser age 60 or older and elect to allocate your Purchase Payment to the Money Market Portfolio during the free look period, as described in "Free Look" below).

Once we receive any portion of your Purchase Payment and the necessary information, we will issue your contract and allocate the portion of your Purchase Payment received within two (2) Business Days. Additional payments identified in your application and received by us in the 90-day period after the contract is issued are added to your Purchase Payment and allocated within two Business Days of receipt. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within five (5) Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information--Requests and Elections.").


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options - Substitution of Investment Options.")



FREE LOOK

The law of the state in which your contract is issued or delivered provides you with the right to cancel the purchase of your contract for a limited period of time. The period varies by state, but is never less than 10 days from the day you receive your contract.

In some states the length of the Free Look period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your contract, we will notify you of the date on which your Free Look period ends.

If you have exchanged more than one annuity contract or life insurance policy for the contract or are funding the Purchase Payment for the contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. Your Free Look period will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the Contract Date will be invested in the Fidelity VIP FundsManager 60% Portfolio (or, if we add additional Investment Options in the future, according to your most recent allocation instructions). The receipt of subsequent proceeds will not extend or restart the Free Look period under the contract.

To cancel the purchase of your contract, return the contract to our Annuity Service Office before the end of the Free Look period, together with a written cancellation request. Depending on applicable law, we will promptly pay you either your Account Value or your Purchase Payment. Where we are required by state or federal law to return at least the amount of your Purchase Payment, we will pay you the greater of your Account Value or your Purchase Payment.

California Free Look Requirements for Purchasers Age 60 and Over. If you are a
-----------------------------------------------------------------
California purchaser aged 60 or older, you may allocate your Purchase Payment to the Money Market Portfolio during the free look period. After the free look period expires, your Account Value will automatically be transferred to the Fidelity VIP FundsManager 60% Portfolio (or, if we add additional Investment Options in the future, according to your most recent allocation instructions). If you allocate your Purchase Payment to the Money Market Portfolio and the contract is cancelled during the free look period, we will give you back your Purchase Payment. If you do not allocate your Purchase Payment to the Money Market Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payment.


ACCUMULATION UNITS

Your Account Value will go up or down depending upon the investment performance of the Investment Options. In order to keep track of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Option, the deduction of Separate Account annual expenses also affects an Investment Option's Accumulation Unit Value, as explained below.

Every Business Day, as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for the Investment Option by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:

  (1) dividing the net asset value per share of the Investment Option at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Option as of that day, by the net asset value per share of the Investment Option for the previous Business Day, and

  (2) multiplying it by one minus the daily equivalent of the Separate Account Annual Expenses for each day since the last Business Day and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.

When we receive any portion of the Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to the Investment Option by the value of the Accumulation Unit for the Investment Option.

A Purchase Payment is credited to a contract on the basis of the Accumulation Unit value next determined after receipt. A Purchase Payment received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. A Purchase Payment received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is closed, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).

  Example:
  --------

  On Monday we receive a Purchase Payment of $50,000 from you before 4:00 p.m. Eastern Time. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Fidelity VIP FundsManager 60% Portfolio is $12.50. We then divide $50,000 by $12.50 and credit your contract on Monday night with 4000 Accumulation Units for the Fidelity VIP FundsManager 60% Portfolio.

ACCOUNT VALUE

Account Value is equal to the sum of your interests in the Investment Option. Your interest in an Investment Option is determined by multiplying the number of Accumulation Units for that Investment Option by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS

EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS

You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.

3. INVESTMENT OPTIONS

At this time the contract offers two Investment Options, the Money Market Portfolio and the Fidelity VIP FundsManager 60% Portfolio. However, the Money Market Portfolio is available only if you are a California purchaser age 60 or older and you elect to allocate your Purchase Payment to the Money Market Portfolio during the free look period, as described in "Purchase--Free Look--California Free Look Requirements for Purchasers Age 60 and Over." Additional Investment Options may be available in the future.


YOU SHOULD READ THE PROSPECTUS FOR THIS FUND CAREFULLY BEFORE INVESTING. COPIES OF THE PROSPECTUS WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. You can obtain copies of the fund prospectus by calling us at: (866) 414-3259. You can also obtain information about the fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov. Certain funds described in the fund prospectus may not be available with your contract.


A summary of advisers, subadvisers, and investment objectives for the Investment Options are listed below. The investment objectives and policies of an Investment Option may be similar to the investment objectives and policies of other mutual funds that certain of the portfolio investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Option may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of an Investment Option may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the Investment Option may conflict. The Investment Option will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE FROM AN INVESTMENT ADVISER OR ITS AFFILIATES. An investment adviser or subadviser of an Investment Option, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to certain other variable insurance products we offer, and, in our role as an intermediary, with respect to the investment options in those products. We and our affiliates may profit from these payments. The amount of the payments we receive may be significant and is based on a percentage of assets of the investment options attributable to those other variable insurance products we and our affiliates issue.

Additionally, an investment adviser or subadviser of an Investment Option, or its affiliates, may provide us with wholesaling services that assist in the distribution of certain other variable insurance products we or our affiliates offer and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of those variable insurance products.

SELECTION OF INVESTMENT OPTIONS. We select the Investment Options offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we may consider is the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the PGR.

We review the Investment Options periodically and may remove an Investment Option or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from contract owners. In some cases, we include an Investment Option based on recommendations made by selling firms. These selling firms may receive payments from an Investment Option they recommend and may benefit accordingly from the allocation of Account Value to such Investment Option.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT OPTION. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF AN INVESTMENT OPTION.

INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INVESTOR CLASS
Fidelity VIP FundsManager 60%          Seeks high total return.                  Fidelity Management & Research
 Portfolio                                                                       Company
                                                                                 Subadviser: FMR Co., Inc.
Fidelity VIP Government Money Market   Seeks as high a level of current income   Fidelity Management & Research
 Portfolio                             as is consistent with preservation of     Company
                                       capital and liquidity.                    Subadviser: Fidelity Investments
                                                                                 Money Management, Inc.

MONEY MARKET PORTFOLIO. You may not choose to allocate or transfer Account Value to the Money Market Portfolio except as follows: you may elect to allocate your Purchase Payment to the Money Market Portfolio only during the free look period and only if you are a California purchaser age 60 or older, as described in "Purchase--Free Look--California Free Look Requirements for Purchasers Age 60 and Over."


VOTING RIGHTS

We are the legal owner of Investment Option shares. However, we believe that when an Investment Option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS

If investment in a particular Investment Option is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Option or Investment Options without your consent. The substituted Investment Option(s) may have different fees and expenses. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close an Investment Option to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. There will always be at least one Investment Option offered under the contract.

4. EXPENSES

There are charges and other expenses associated with the contract which reduce the return on your investment in the contract. These charges and expenses are:


SEPARATE ACCOUNT ANNUAL EXPENSES

Each day, we make a deduction for Separate Account Annual Expenses (the Annual Mortality and Expense charge and the Preservation and Growth Rider (PGR) Fee Rate, each described below). We do this as part of our calculation of the value of the Accumulation Units. Total Separate Account Annual Expenses will not exceed 2.50%. If the Separate Account Annual Expense charges are inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charges exceed the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ANNUAL MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.70% of the average daily net asset value of each Investment Option. This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract.

PRESERVATION AND GROWTH RIDER (PGR) FEE RATE. The contract is issued with a guaranteed minimum accumulation benefit called the Preservation and Growth Rider (PGR). We assess a daily charge for the PGR equal to your current PGR Fee Rate that will not exceed the Maximum PGR Fee Rate. The Maximum PGR Fee Rate is equal, on an annual basis, to 1.80% of the average daily net asset value of each Investment Option. This charge compensates us for the risks we assume in providing the guarantees under the PGR. If the PGR is terminated according to its terms, we will no longer assess the charge for the PGR effective the Business Day following the date of termination.

ONCE YOUR CONTRACT IS ISSUED, YOUR PGR FEE RATE WILL NOT CHANGE UNLESS YOU ELECT AN OPTIONAL STEP UP AND IT TAKES EFFECT, AS DESCRIBED BELOW (SEE "INCREASES TO PGR FEE RATE").


Initial PGR Fee Rate. The initial PGR Fee Rate applicable to new contract
---------------------
purchases is the current PGR Fee Rate on the date the application is signed (see "FEE TABLES AND EXAMPLES--Separate Account Annual Expenses"). The current PGR Fee Rate indicated in the fee table is determined in our sole discretion based on current economic factors including interest rates and equity market volatility, but will not exceed the Maximum PGR Fee Rate. Generally, the rate may increase if there is an increase in equity market volatility, a decrease in prevailing interest rates, or both. This rate structure is intended to help us provide the guarantees under the rider. This initial PGR Fee Rate for new contracts may be higher or lower than the PGR Fee Rate for existing contracts, but your PGR Fee Rate will not change as a result. See the first hypothetical example below.


Increases to PGR Fee Rate. If you elect an Optional Step Up, we may increase
--------------------------
your PGR Fee Rate applicable beginning the first Business Day after the Contract Anniversary on which the Optional Step Up takes effect. If we increase your PGR Fee Rate upon an Optional Step-Up, your new PGR Fee Rate will be a rate we choose and will not exceed the lower of (a) 1.80% (the Maximum PGR Fee
Rate) or b) the initial PGR Fee Rate applicable to the same rider with the same benefits, if available, for new contracts purchased at the time of the Optional Step Up. Your PGR Fee Rate will not decrease, even if the initial PGR Fee Rate applicable to new contracts at the time of the Optional Step Up is lower than your PGR Fee Rate. See the hypothetical examples below.

In the event you are eligible for an Optional Step Up, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary. This communication will state your Account Value and PGR Amount as of the date it is generated, as well as the PGR Fee Rate that will apply if the Optional Step Up is elected and takes effect. If you elect an Optional Step Up and as a result your PGR Fee Rate is increased, the new PGR Fee Rate also will be indicated on the statement confirming your Optional Step Up, and thereafter your PGR Fee Rate will remain the same unless you elect another Optional Step Up on a future Contract Anniversary and another increase to your PGR Fee Rate is applicable. If you are considering an Optional Step Up and have any questions about the PGR Fee Rate that may apply, please speak with your financial representative or contact us directly. You may cancel an Optional Step-Up as described in "Living Benefits--Preservation and Growth Rider--Optional Step Up--Cancelling an Optional Step Up."

  Examples:
  ---------

  Assume you elect to purchase a contract on June 1. Assume the current PGR Fee Rate on the date you sign the application is 1.40%. The Maximum PGR Fee Rate is 1.80%.

  New purchase. Your PGR Fee Rate will be 1.40% and will remain at that level unless you elect an Optional Step Up. Your PGR Fee Rate may increase upon an Optional Step Up (see below) but it will never be higher than 1.80%.


  Optional Step Up. The following table shows how your PGR Fee Rate can be affected if you elect an Optional Step Up in different hypothetical circumstances:



Your PGR Fee Rate                               Your PGR Fee Rate
before                                          after
------------------- PGR Fee Rate                ----------------------------------
Optional Step Up    for new contracts           Optional Step Up
                                                We may declare a rate applicable
                                                upon Optional Step Up greater
  1.40%             1.50%                       than 1.40% and less than or equal
                                                to 1.50%, or we may elect not to
                                                increase your rate.
                                                Your PGR Fee Rate will not
  1.40%             0.95%
                                                increase.
                                                We may declare a rate applicable
                                                upon Optional Step Up greater
                                                than 1.40% and less than or equal
  1.40%             Rider is no longer offered
                                                to 1.80% (the Maximum PGR Fee
                                                Rate), or we may elect not to
                                                increase your rate.


WITHDRAWAL CHARGE


We impose a withdrawal charge, except as described below, during the first seven Contract Years to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described below, if permissible under tax law.

During the Accumulation Period, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any portion of the Purchase Payment, a withdrawal charge is assessed against the portion of the Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:

  (1) Earnings in your contract (earnings are equal to your Account Value, less any portion of the Purchase Payment not previously withdrawn); then

  (2) The free withdrawal amount described below (deducted from any portion of the Purchase Payment not previously withdrawn); then

  (3) Any portion of the Purchase Payment not previously withdrawn until the entire Purchase Payment has been withdrawn.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from                    Withdrawal Charge
Contract Date                    (% of Purchase Payment withdrawn)
------------------------------- ----------------------------------
   0                                            2
   1                                            2
   2                                            2
   3                                            2
   4                                            2
   5                                            2
   6                                            2
   7 and thereafter                             0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the Account Value is smaller than the Purchase Payment, the withdrawal charge only applies up to the Account Value.

We do not assess the withdrawal charge on any amounts paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from a tax-qualified contract in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract.

NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.

Free Withdrawal Amount. The free withdrawal amount for each Contract Year is equal to 10% of the Purchase Payment, less the total free withdrawal amount previously withdrawn in the same Contract Year. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from the Purchase Payment, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE

Currently, the contract offers only one Investment Option. In the future, we may make additional Investment Options available, in which case you may be able to transfer Account Value between Investment Options. We currently allow unlimited transfers without charge during the Accumulation Period. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. The transfer fee is deducted from the Investment Option from which the transfer is made. However, if the entire interest in an Investment Option is being transferred, the transfer fee will be deducted from the amount which is transferred.


INCOME TAXES

We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of each Investment Option, which are described in the fee table in this prospectus and the Investment Option prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Option.

5. ANNUITY PAYMENTS (THE ANNUITY PERIOD)


ANNUITY DATE

Under the contract you can receive regular monthly fixed income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract. Annuity Payments must begin no later than the Maturity Date stated in your contract, which generally is the later of (a) the first day of the calendar month on or after the Contract Anniversary on or after the oldest Owner's (or, for contracts owned by certain trusts, the oldest Annuitant's) 95th birthday or (b) 10 years from the Contract Date.

When you purchase the contract, the Annuity Date will be the Maturity Date. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state and our current administrative procedures).

PLEASE BE AWARE THAT IF YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO

RECEIVE THE DEATH BENEFIT, AND ANNUITIZING ANY PORTION OF YOUR CONTRACT
                                           -----------
TERMINATES THE PRESERVATION AND GROWTH RIDER AND MAY SIGNIFICANTLY REDUCE THE DEATH BENEFIT.


ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. You can select an Annuity Option at any time before the Annuity Date with 30 days' notice to us.

You will receive the Annuity Payments during the Annuity Period. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments. The dollar amount of each Annuity Payment generally will not change. Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments.

If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant are alive (such as Options 2 and 5 below) or that guarantee the complete return of the Account Value applied to the Annuity Option (such as Options 3 and 6) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 4 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.

You may choose one of the six Annuity Options described below or any other Annuity Option acceptable to us. Unless you elect another Annuity Option prior to the Annuity Date, the contract will default to Annuity Option 3--Life Annuity with Cash Refund. After Annuity Payments begin, you cannot change the Annuity Option.

  ANNUITY OPTION 1 -- LIFE ANNUITY

  Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.

  ANNUITY OPTION 2 -- LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS
  GUARANTEED

  Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.

  ANNUITY OPTION 3 -- LIFE ANNUITY WITH CASH REFUND

  Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, the total amount of Annuity Payments we have made is less than the Account Value applied to the Annuity Option, we will pay the Beneficiary in a lump sum the difference between the two amounts.

  ANNUITY OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

  Under this option, we will make Annuity Payments so long as the Annuitant and a second person (Joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.

  ANNUITY OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED

  Under this option, we will make Annuity Payments so long as the Annuitant and a second person (Joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the Joint Annuitant, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.

  ANNUITY OPTION 6 -- JOINT AND LAST SURVIVOR ANNUITY WITH CASH REFUND

  Under this option, we will make Annuity Payments so long as the Annuitant and a second person (Joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the Joint Annuitant, the total amount of Annuity Payments we have made is less than the Account Value applied to the Annuity Option, we will pay the Beneficiary in a lump sum the difference between the two amounts.


ADDITIONAL INFORMATION

If your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.

We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If an Annuitant's age or sex has been misstated, we will adjust the amount of monthly annuity income to the amount that would have been provided at the correct age or sex. Once annuity income has begun, any overpayments or underpayments, with interest at the rate stated in your contract, will be, as appropriate, deducted from or added to the payment or payments made after the adjustment.

In the event that you purchased the contract as a tax-qualified contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. Under certain circumstances, you may satisfy those requirements by electing an annuity option. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death. (See "Federal Income Tax Status" and the Statement of Additional Information for more details.)

6. ACCESS TO YOUR MONEY

You can have access to the money in your contract by making a withdrawal (either a partial or a complete withdrawal) or by electing to receive Annuity Payments. Your Beneficiary can have access to the money in the contract when a death benefit is paid or as applicable to the Annuity Options described under "Annuity Payments (The Annuity Period)--Annuity Options" which provide for continuing Annuity Payments or a cash refund upon the death of the last surviving Annuitant.

Under most circumstances, withdrawals can only be made during the Accumulation Period. When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal, less any applicable withdrawal charge.

We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a complete withdrawal.

ANY WITHDRAWAL CAUSES A PROPORTIONAL REDUCTION IN THE PGR AMOUNT. THIS REDUCTION IN THE PGR AMOUNT MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE PGR AMOUNT (SEE "LIVING BENEFIT--
PRESERVATION AND GROWTH RIDER").

Currently the contract offers a single investment choice. If we add additional Investment Options in the future, any partial withdrawal will be made pro rata from the Investment Option(s) you selected unless you instruct us otherwise.

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal less any applicable withdrawal charge and less any premium or other tax.

Under most circumstances the amount of any partial withdrawal must be at least $500. You may request partial withdrawals by submitting a request to our Annuity Service Office. (See "Other Information--Requests and Elections."). You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

In order to withdraw all or part of your Account Value, you must submit a request to our Annuity Service Office. (See "Other Information--Requests and Elections."). We have to receive your withdrawal request in our Annuity Service Office prior to the Annuity Date or Owner's death. You may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. If we are presented in Good Order with notification of the death of the Owner before any requested transaction is completed (including transactions under Systematic Withdrawal Programs), we will cancel the request.

There may be limits to the amount you can withdraw from certain tax-qualified contracts. (See "Federal Income Tax Status.")

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the PGR Amount (see "Living Benefit--Preservation and Growth Rider--PGR Amount). The withdrawal could have a significant negative impact on the death benefit and PGR Amount.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)

We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.


SUSPENSION OF PAYMENTS OR EXCHANGES

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

  o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  o  trading on the New York Stock Exchange is restricted;

  o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Options is not reasonably practicable or we cannot reasonably value the shares of the Investment Options;

  o or during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. LIVING BENEFIT


PRESERVATION AND GROWTH RIDER (PGR)

The Preservation and Growth Rider (PGR) guarantees that your Account Value will not be less than a minimum guaranteed amount at a specified date (the "PGR End Date") at least 10 years from the Contract Date. If your Account Value is less than the minimum guaranteed amount at the PGR End Date, we will apply an additional amount to increase your Account Value so that it is equal to the minimum guaranteed amount. THE PGR DOES NOT ESTABLISH OR GUARANTEE ANY MINIMUM RETURN FOR ANY INVESTMENT OPTION.

This benefit is intended to protect you against poor investment performance during the Accumulation Period of your contract.

PGR AMOUNT. The PGR guarantees at the PGR End Date (described below), your Account Value will be at least equal to the Purchase Payment, less proportional reductions for any withdrawals (and related withdrawal charges) made at any time before the PGR End Date. This minimum guaranteed amount is the "PGR Amount." The PGR Amount is used only to determine the amount of any benefit payable under the PGR.

The initial PGR Amount is equal to the Purchase Payment. When you make a withdrawal from the contract, the PGR Amount is reduced in the same proportion the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE PGR AMOUNT. The PGR Amount may be increased by an Optional Step Up, as described below.

  Example:
  --------

  Assume your Account Value is $100,000 and your PGR Amount is $150,000, prior to making a $10,000 withdrawal (including any applicable withdrawal charge) from the contract. The total withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be reduced by the dollar amount of the withdrawal to $90,000 and your PGR Amount would be reduced by 10% of the PGR Amount ($15,000) to $135,000.

THE PGR AMOUNT DOES NOT REPRESENT AN AMOUNT OF MONEY AVAILABLE FOR WITHDRAWAL AND IS NOT USED TO CALCULATE ANY BENEFITS UNDER THE CONTRACT PRIOR TO THE PGR END DATE (EXCEPT AS A POTENTIAL DEATH BENEFIT AMOUNT UPON THE DEATH OF AN OWNER OR ANNUITANT IF OWNED BY A NON-NATURAL PERSON).

OPTIONAL STEP UP. On any Contract Anniversary prior to the 86th birthday of the Owner or oldest Joint Owner (or oldest Annuitant if the Owner is a non-natural person), you may elect an Optional Step Up by written notice to us in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Office). (Note: you may elect an Optional Step Up on a Contract Anniversary that would be the PGR End Date unless an Optional Step Up takes effect on that date and the PGR End Date is thereby reset, as described below.) In the event you are eligible for an Optional Step Up, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary. This communication will state your Account Value and PGR Amount as of the date it is generated, as well as the PGR Fee Rate that will apply if the Optional Step Up is elected and takes effect. The Optional Step Up will take effect on the Contract Anniversary following our receipt of your request (if your Contract Anniversary is not on a Business Day, the Optional Step Up will take effect on the next Business Day).

If you elect an Optional Step Up and it takes effect, it:

  o will reset the PGR Amount to the Account Value on the date of the Optional Step Up. The Account Value on the date the Optional Step Up takes effect will be treated as a single Purchase Payment received on that date for purposes of determining the PGR Amount;

  o will reset the PGR End Date to the Contract Anniversary that is 10 years from the date the Optional Step Up takes effect; and

  o may increase the PGR Fee Rate to a rate we determine that does not exceed the Maximum Optional Step Up PGR Fee Rate, provided that this rate also will not exceed the rate currently applicable to the same rider with the same benefits, if available, for new contract purchases at the time of the Optional Step Up. If the rate currently applicable for an Optional Step Up is lower or equal to your PGR Fee Rate, your rate will not change. Your PGR Fee Rate cannot decrease as a result of an Optional Step Up (see "Expenses--Preservation and Growth Rider (PGR) Fee Rate").

  Example:
  --------

  Assume your Purchase Payment was $100,000. Your initial PGR Amount was $100,000. Assume at your fifth Contract Anniversary your Account Value has increased to $130,000 due to positive market performance, and you elect an Optional Step Up, and it takes effect. The effect of the Optional Step Up would be:

     (1) Your PGR Amount is increased from $100,000 to $130,000;

     (2) Your PGR End Date is reset to 10 years from the fifth Contract
                Anniversary; and

     (3) Your PGR Fee Rate may be increased, as described above and under
                "Expenses--Preservation and Growth Rider (PGR) Fee Rate--Increases to PGR Fee Rate."

Cancelling an Optional Step-Up. You may cancel an Optional Step Up before it
-------------------------------
takes effect by written notice to us prior to the Contract Anniversary on which the step up would take effect. After an Optional Step Up takes effect, you may cancel that Optional Step Up in accordance with our administrative procedures by providing written notice to us within 15 days after the date the Optional Step Up takes effect. The cancellation of an Optional Step Up will reverse the step up that just occurred. If an Optional Step Up is cancelled, your PGR Amount and PGR End Date will revert to the PGR Amount and PGR End Date that applied prior to being reset. If an Optional Step Up resulted in an increase to your PGR Fee Rate, your Account Value will be adjusted as if the Total Annual Separate Account Charge in effect prior to the step up had applied during the period between the date of the step up and the date of cancellation.

PGR END DATE. The Contract Anniversary that is 10 years from the later of (a)
                                                                 ------
the Contract Date or (b) the date the most recent Optional Step Up is elected and takes effect. We will not deduct the PGR charge after the PGR End Date.

PGR PAYMENT. At the PGR End Date, we will compare your contract's Account Value to its PGR Amount. If the Account Value is less than the PGR Amount, we will contribute to your Account Value the amount needed to make it equal the PGR Amount. (This added amount is the "PGR Payment.") The PGR Payment is allocated entirely to the Investment Option (or, if we add additional Investment Options in the future, pro rata to each Investment Option you have selected).

If your Account Value is greater than or equal to the PGR Amount at the PGR End Date, then no PGR Payment will be paid into your Account Value.

TERMINATING THE PGR. The PGR will terminate at the earliest of:
                                                   --------

  (1)   The PGR End Date;

  (2)   The date you make a full withdrawal of your Account Value;

  (3)   The date you apply any of your Account Value to an Annuity Option;

  (4)   Upon a change in ownership (or assignment) of the contract unless:
                                                                   ------

     (a) The new owner or assignee assumes full ownership of the contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to a court appointed guardian representing the owner during the owner's lifetime, etc.); or

     (b) The assignment is for the purposes of effectuating a 1035 exchange of the contract (i.e. the rider may continue during the temporary assignment period and not terminate until the contract is actually surrendered);

     (c) The contract is continued under the spousal continuation provisions of the contract; or

  (5)   The date of death of the Owner or Joint Owner (or Annuitant if the

        Owner is a non-natural person), unless the Beneficiary is the spouse of
                                        ------
        the Owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the PGR charge will no longer be deducted. IF THE RIDER IS TERMINATED BEFORE THE PGR END DATE, THE PGR PAYMENT WILL NOT BE PAID.

ADDITIONAL INFORMATION. While the PGR is in effect the death benefit will at least be equal to the PGR Amount. As of the date both due proof of death and an election for the payment method is received by us, a comparison of the PGR Amount and the death benefit provided by the contract will be made. If the PGR Amount is greater than the death benefit provided by the contract, then the PGR Amount will be available instead of the death benefit amount provided by the contract. All other death benefit provisions of your contract will apply.

If a surviving spouse (age 85 or younger) continues the contract under the spousal continuation provisions of the contract, and the PGR is in effect at the time of the continuation, then the same terms and conditions that applied to the Owner under this rider will continue to apply to the surviving spouse. The PGR End Date will remain the same. However, if the surviving spouse is age 86 or older at time of continuation, the PGR will terminate; however, the surviving spouse may elect to continue the contract without the PGR in his or her own name and exercise all the Owner's rights under the contract.

8. PERFORMANCE

We periodically advertise subaccount performance relating to Investment Options. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account Annual Expenses and the Investment Option expenses. It does not reflect the deduction of any applicable withdrawal charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account Annual Expenses, withdrawal charges, and Investment Option expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Options for the periods commencing from the date on which the particular Investment Option was made available through the Separate Account.

In addition, the performance for the Investment Options may be shown for the period commencing from the inception date of the Investment Options. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We or a selling firm may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Options and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We or a selling firm may advertise the PGR feature using illustrations showing how the benefit works with historical performance of specific Investment Options or with a hypothetical rate of return or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of underlying Investment Options.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

9. DEATH BENEFIT DURING THE ACCUMULATION PERIOD


UPON YOUR DEATH

If you die during the Accumulation Period, we will pay a death benefit to the Beneficiary (or Beneficiaries). There is no death benefit during the Annuity Period, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Annuity Period)" for more information). The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Option and is subject to investment risk.

Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value. The remaining death benefit amounts are held in the Investment Option until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.

If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise. If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit.

If we are presented in Good Order with notification of the death of the Owner before any requested transaction is completed (including transactions under any automated investment strategies or withdrawal programs, if available), we will cancel the request.


DEATH BENEFIT

The death benefit will be the greater of:

  (1)   the Account Value; or

  (2) the Purchase Payment, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).

NOTE: If a portion of the Account Value has been applied to an Annuity Option,
(2) above will not apply, and the Death Benefit will be equal to the Account Value.

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."

In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

DEATH BENEFIT BEFORE THE PGR END DATE. We will pay the PGR Amount to the Beneficiary instead of the death benefit if: (a) the PGR has not been terminated,(b) the Owner dies prior to the PGR End Date, and (c) as of the end of the Business Day on which we receive both due proof of death and an election for the payment method the PGR Amount is greater than the death benefit determined as described above.


GENERAL DEATH BENEFIT PROVISIONS

Any death benefit will be paid in accordance with applicable law or regulations governing death benefit payments. As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Option and is subject to investment risk. This risk is borne by the Beneficiary.

After the death of the Owner, each Beneficiary has the right to receive their share of the death benefit. Before we make a payment to any Beneficiary, we must receive at our Annuity Service Office due proof of death (generally a death certificate, see Proof of Death, below) for the Owner and an election for the payment method. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

Once we have received due proof of death, we will, upon notice to us, pay any Beneficiary who has provided us with required information. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the death benefit, we will pay that fraction as determined on the date of payment.

If the Beneficiary under a tax-qualified contract is the Owner's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 701/2(which may be more or less than five years after the Annuitant's death).

A Beneficiary must elect the death benefit to be paid under one of the payment options. The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax-qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.

Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the Beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death.

Proof of Death. We will require due proof of death before any death benefit is paid. Due proof of death will be:

  o  a certified death certificate;

  o a certified decree of a court of competent jurisdiction as to the finding of death;

  o a written statement by a licensed medical doctor who attended the deceased; or

  o  any other proof satisfactory to us.

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (866) 414-3259 to make such changes.


SPOUSAL CONTINUATION

If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.

For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to the date the spouse continues the contract. If, at the time of Spousal Continuation, the PGR is in effect and the Account Value is less than the PGR Amount, the Account Value is increased to equal the PGR Amount. The PGR Amount, PGR End Date, death benefit and Contract Anniversary of the contract remain unchanged. If, at the time of Spousal Continuation, the spouse is older than age 85 and the PGR is in effect, the spouse may continue the contract; however, the PGR will terminate.

Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs (see "Federal Income Tax Status").


Under the Internal Revenue Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Any Internal Revenue Code reference to "spouses" includes those persons who enter into lawful marriages under state law, regardless of sex.

10. FEDERAL INCOME TAX STATUS


INTRODUCTION

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any contract or of any transaction involving a contract.


TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Internal Revenue Code (the "Code"), any increase in an Owner's Account Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

  (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations;

  (2) the Company, rather than the Owner, is considered the owner of the assets of the Separate Account for federal income tax purposes; and

  (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).


DIVERSIFICATION REQUIREMENTS

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the subaccount of the Separate Account, are to be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Account Value over the Purchase Payment paid for the contract. The subaccounts of the Separate Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with funds under the subaccounts that require the funds to be "adequately diversified" in accordance with the Code and Treasury Department regulations.


OWNERSHIP TREATMENT


In certain circumstances, owners of non-qualified variable annuity contracts may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Separate Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make transfers among the Investment Options may cause you to be considered the owner of the assets of the Separate Account. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance such efforts would be successful.

SEPARATE ACCOUNT CHARGES

It is conceivable that certain benefits or the charges for certain benefits such as the PGR, could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 591/2.


NON-NATURAL OWNER

As a general rule, contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There are several exceptions to this rule for non-natural Owners. Under one exception, a contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the contract as an agent for a natural person. We do not intend to offer the contracts to "non-natural" persons. However, we will offer the contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor Annuitant (i.e. the contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a contract will be owned by an individual.


DELAYED ANNUITY COMMENCEMENT DATES

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, if the contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is conceivable that the Internal Revenue Service could take the position that the contract is not an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the Owner's income.

The following discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the contract must satisfy certain requirements for distributions in the event of the death of the Owner of the contract. The contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.


QUALIFIED CONTRACTS

You may use the contract as an Individual Retirement Annuity. The IRA contract has not yet been approved by the IRS as to the form of the IRA. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the contract's minimum initial payment of $50,000 is greater than the maximum annual contribution permitted to an IRA, a qualified contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a contract must contain certain provisions:

  (1) the Owner of the contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the contract cannot be transferable;

  (2)   the Owner's interest in the contract cannot be forfeitable; and

  (3) annuity and payments following the death of an Owner must satisfy certain required minimum distributions. contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.


ACCOUNT VALUES AND PROCEEDS

Under current law, you will not be taxed on increases in the value of your contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Option.

The assignment or pledge of any portion of the value of a contract may also be treated as a distribution. In the case of a qualified contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the contract as an IRA and inclusion of the value of the entire contract in income.

Additionally, a transfer of non-qualified contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to divorce decree).

The taxable portion of a distribution is taxed as ordinary income. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXES ON SURRENDER OF THE CONTRACT BEFORE ANNUITY INCOME PAYMENTS BEGIN

If you fully surrender your contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For non-qualified contracts, the cost basis is generally the amount or your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For qualified contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service Form 8606 if any part of your Purchase Payment has been previously taxed.


TAXES ON PARTIAL WITHDRAWALS

Withdrawals of any amount less than the full Account Value, including withdrawals received under the Systematic Withdrawal Program, are treated as partial withdrawals.

Partial withdrawals under a non-qualified contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Account Value at that time exceeds your payments.

Partial withdrawals under the qualified contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a qualified contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service Form 8606 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see "10% Penalty Tax on Early Withdrawals"). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.


AGGREGATION OF CONTRACTS

In certain circumstances, the IRS may determine the amount of annuity income payment or withdrawal from a contract that is includible in income by combining some or all of the annuity contracts a persons owns. For example, if a person purchases a contract offered by this prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a qualified contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one contract.


TAXES ON ANNUITY PAYMENTS

Although the tax consequences may vary depending on the form of annuity selected under the contract, the recipient of Annuity Income payments under the contract generally is taxed on the portion of such income payments that exceed the cost basis in the contract. In the case of fixed income payments, like the annuity Income payments provided under the contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For qualified contracts, we report the cost basis as zero and each Annuity Payment is fully taxed unless you have filed an Internal Revenue Service Form 8606 to identify the part of your Purchase Payment that has been previously taxed.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax is imposed on the lesser of

  (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or


  (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item (2).

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


10% PENALTY TAX ON EARLY WITHDRAWALS OR DISTRIBUTIONS


A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions unless an exception applies. Exceptions include distributions:

  (1)   to persons on or after age 591/2;

  (2)   after death of the Owner;

  (3)   to a recipient who has become disabled;

  (4) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or



  (5) in the case of qualified contracts, received from the rollover of the contracts into another qualified contract or IRA.


We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10-percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 591/2.


OTHER TAX INFORMATION

In the case of a qualified contract, a 50% excise tax is imposed on the amount by which minimum required payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.


EXCHANGES OF CONTRACTS

We may issue the contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax-free if certain requirements are satisfied. If the exchange is tax-free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Account Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract, the IRS might treat the two as one annuity contract in certain circumstances. See "Aggregation of Contracts" above.

In addition, before the Annuity Date, if we agree, you may exchange all (but not part) of your Account Value for any immediate annuity contract we then offer. Such an exchange will be tax-free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a contract.

Transfer of a Contract to or from a Revocable Grantor Trust

A contract owned by a revocable grantor trust may be transferred to a grantor, and a contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is (are) the grantor(s). In either situation, the Annuitant(s) must remain the same. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the owner of the assets from which the tax benefits are derived.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under the Code. The earnings of the Separate Account are taxed as part of our operations, and thus the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. Therefore, we do not expect to incur federal income taxes on earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for our federal income taxes. We will periodically review the need for a charge to the Separate Account for company federal income taxes. If the Company is taxed on investment income or capital gains of the Separate Account, then the company may impose a charge against the Separate Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the contracts or the Separate Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Separate Account.

11. OTHER INFORMATION



BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.



THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Separate Account Eleven for Variable Annuities (the Separate Account), to hold the assets that underlie the contracts. Prior to March 6, 2017, the Separate Account was known as "MetLife of CT Separate Account Eleven for Variable Annuities." The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.

We are obligated to pay all money we owe under the contracts--such as death benefits and Annuity Payments--even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any such amount under the PGR that exceeds the assets in the Separate

Account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims-paying ability and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. The Company is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.

The investment adviser to certain of the investment portfolios offered with variable annuity contracts issued through the Separate Account may be regulated as commodity pool operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.



DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Sercutities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA Broker Check. You may contact the FINRA Broker Check Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA Broker Check is available through the Hotline or on-line.


Distributor and we have entered into selling agreements with a selling firm for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by the selling firm. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


SELLING FIRMS

As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of our variable annuity contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. A selling firm may also receive additional compensation (described below under "Additional Compensation"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to a selling firm may be passed on to their sales representatives in accordance with a selling firm's internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

We and Distributor have entered into selling agreements with selling firms that have an affiliate that acts as investment adviser and/or subadviser to one or more Investment Options under the contract. These investment advisory firms include Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. and Fidelity Research & Analysis Company.

COMPENSATION PAID TO A SELLING FIRM. We and Distributor pay compensation to a selling firm in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for sales of this contract by a selling firm is 1.75% of the Purchase Payment.

We may also pay commissions when a contract Owner elects to begin receiving regular Annuity Payments (see "Annuity Payments--The Annuity Period.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

ADDITIONAL COMPENSATION. We and Distributor may pay additional compensation to a selling firm, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to a selling firm based on cumulative periodic (usually quarterly) sales of the contracts. Introduction fees are payments to a selling firm in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in a selling firm's marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. See the Statement of Additional Information for more information.

The amounts of additional compensation discussed above may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide a selling firm and/or its sales representatives with an incentive to favor sales of the contracts over other annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative.


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Office before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Office (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open.

Our Annuity Service Office is located at PO Box 10366, Des Moines, IA 50306-0366 (for overnight or express delivery, 4700 Westown Parkway Suite 200, West Des Moines, IA 50266). If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.

Requests for service may be made:

  o  Through your registered representative

  o By telephone at (866) 414-3259, between the hours of 8:30AM and 6:30PM Eastern Time Monday through Friday.

  o  In writing to our Annuity Service Office or

  o  By fax at (515) 457-4400 or


  o  By Internet at www.brighthousefinancial.com.


All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); if we add additional Investment Options in the future, the names and allocations to and/or from the Investment Option affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to the Purchase Payment, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Office.

CONFIRMING TRANSACTIONS. We will send out confirmations that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the underlying funds and firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the underlying funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


OWNERSHIP

OWNER. You, as the Owner of the contract, have all the interest and rights under the contract. These rights include the right to:

  o  change the Beneficiary

  o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

  o  assign the contract (subject to limitation)

  o  change the Annuity Option before the Annuity Date

  o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request and may terminate the Preservation and Growth Rider (see "Living Benefit--Preservation and Growth Rider--Terminating the PGR").

JOINT OWNER. The contract can be owned by Joint Owners, generally limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).

ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any Joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event and may terminate the Preservation and Growth Rider (see "Living Benefit--Preservation and Growth Rider--
Terminating the PGR").

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of the Distributor to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.



FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Company
Independent Registered Public Accounting Firm
Custodian
Distribution
Calculation of Performance Information
 Total Return
 Historical Unit Values
 Reporting Agencies
Annuity Provisions
 Fixed Annuity
 Mortality and Expense Guarantee
 Legal or Regulatory Restrictions on Transactions
Tax Status of the Contracts
Financial Statements

APPENDIX


ACCUMULATION UNIT VALUES


1.85% SEPARATE ACCOUNT PRODUCT CHARGES



                                                                     NUMBER OF
                                   ACCUMULATION    ACCUMULATION    ACCUMULATION
                                  UNIT VALUE AT   UNIT VALUE AT        UNITS
                                   BEGINNING OF       END OF      OUTSTANDING AT
                                      PERIOD          PERIOD       END OF PERIOD
                                 --------------- --------------- ----------------
FIDELITY
Fidelity VIP Funds Manager 60% Fund Investor Sub-Account
11/19/2014 to 12/31/2014........     12.583911       12.623419    3,719,213.2644
01/01/2015 to 12/31/2015........     12.623419       12.442937   23,998,437.1769
01/01/2016 to 12/31/2016........     12.442937       12.799771   23,185,054.0750

                      STATEMENT OF ADDITIONAL INFORMATION


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY



           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                      AND



                       BRIGHTHOUSE LIFE INSURANCE COMPANY


      BRIGHTHOUSE ACCUMULATION ANNUITY WITH PRESERVATION AND GROWTH RIDER


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2017, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT:
ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IA 50306-0366, OR CALL
(866) 414-3259.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2017.


SAI-MAA0517

TABLE OF CONTENTS




                                                               PAGE
COMPANY....................................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............     4
CUSTODIAN..................................................     4
DISTRIBUTION...............................................     4
UNDERWRITING COMMISSIONS...................................     4
CALCULATION OF PERFORMANCE INFORMATION.....................     6
   Total Return............................................     6
   Historical Unit Values..................................     6
   Reporting Agencies......................................     7
ANNUITY PROVISIONS.........................................     7
   Fixed Annuity...........................................     7
   Mortality And Expense Guarantee.........................     7
   Legal Or Regulatory Restrictions On Transactions........     7
TAX STATUS OF THE CONTRACTS................................     7
FINANCIAL STATEMENTS.......................................     9

                                    COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company
(MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.



UNDERWRITING COMMISSIONS



                     UNDERWRITING
                   COMMISSIONS PAID             AMOUNT OF
                  TO THE DISTRIBUTOR    UNDERWRITING COMMISSIONS
YEAR                BY THE COMPANY     RETAINED BY THE DISTRIBUTOR
---------------- -------------------- ----------------------------
   2016..........$568,161,672         $0
   2015..........$568,720,128         $0
   2014..........$ 43,885,979         $0



The Company and Brighthouse Securities have also entered into preferred distribution arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products.

MLIDC or the Company paid the following amounts during 2016. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2016 is $0*. The amount of commissions paid to selected broker-dealer firms during 2016 is $37,563. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2016 is $37,563*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company) and Metropolitan Life Insurance.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2016 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Cetera Advisor Networks LLC

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



Reduction Or Elimination Of The Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE INFORMATION


Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges, the expenses for the underlying investment portfolio being advertised and any applicable account feewithdrawal. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

     P (1 + T)n = ERV

     Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

     The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

     Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


Fixed Annuity

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


Mortality And Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.


Legal Or Regulatory Restrictions On Transactions

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.

If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other Rules May Apply To Qualified Contracts.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains age 70 1/2. If you own more than one individual retirement annuity and/ or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the Account Value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.



FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

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        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                              AB GLOBAL THEMATIC       ALGER CAPITAL         AMERICAN FUNDS        AMERICAN FUNDS
                                                    GROWTH             APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $           395,223   $          2,393,355   $          4,872,465   $        94,479,493
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................               395,223              2,393,355              4,872,465            94,479,493
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           395,223   $          2,393,354   $          4,872,464   $        94,283,664
   Net assets from contracts in payout....                    --                     --                     --               195,822
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             AMERICAN FUNDS
                                              GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,744,805  $        227,525,841  $        193,185,216  $         11,287,261
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             1,744,805           227,525,841           193,185,216            11,287,261
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,740,612  $        227,158,129  $        192,632,502  $         11,287,261
   Net assets from contracts in payout..                 4,192               367,702               552,701                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY         FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH         CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,265,392  $          4,233,446  $            503,432  $         200,953,173
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................             2,265,392             4,233,446               503,432            200,953,173
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,265,390  $          4,233,440  $            503,431  $         200,641,163
   Net assets from contracts in payout..                    --                    --                    --                311,998
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================

                                              FIDELITY VIP
                                             DYNAMIC CAPITAL        FIDELITY VIP
                                              APPRECIATION          EQUITY-INCOME
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,801,249  $        233,851,524
   Due from MetLife Insurance
     Company USA........................                    --                     4
                                          --------------------  --------------------
        Total Assets....................             1,801,249           233,851,528
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                     2                    --
                                          --------------------  --------------------

NET ASSETS..............................  $          1,801,247  $        233,851,528
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,801,247  $        233,453,191
   Net assets from contracts in payout..                    --               398,337
                                          --------------------  --------------------
        Total Net Assets................  $          1,801,247  $        233,851,528
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2020          FREEDOM 2025          FREEDOM 2030          FREEDOM 2040
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            425,860  $            335,285  $            561,345  $             62,157
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               425,860               335,285               561,345                62,157
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            425,855  $            335,281  $            561,340  $             62,152
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================

                                             FIDELITY VIP          FIDELITY VIP       FIDELITY VIP HIGH
                                             FREEDOM 2050        FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            47,806  $       593,192,632  $         19,469,817  $        245,490,770
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               47,806          593,192,632            19,469,817           245,490,770
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            47,803  $       593,192,621  $         19,442,114  $        244,873,788
   Net assets from contracts in payout..                   --                   --                27,701               616,970
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================

                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                               INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         19,714,291  $         14,806,916
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            19,714,291            14,806,916
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                    --
                                          --------------------  --------------------
        Total Liabilities...............                     6                    --
                                          --------------------  --------------------

NET ASSETS..............................  $         19,714,285  $         14,806,916
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         19,695,625  $         14,792,507
   Net assets from contracts in payout..                18,660                14,409
                                          --------------------  --------------------
        Total Net Assets................  $         19,714,285  $         14,806,916
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN        SMALL-MID CAP           DEVELOPING          FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP       GROWTH VIP             MARKETS VIP            FOREIGN VIP
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         14,124,271  $          23,462,689  $         14,638,051  $          55,454,726
   Due from MetLife Insurance
     Company USA........................                    --                     --                    --                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................            14,124,271             23,462,689            14,638,051             55,454,726
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,124,147  $          23,439,019  $         14,636,801  $          55,355,034
   Net assets from contracts in payout..                    --                 23,662                 1,250                 99,681
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================


                                               INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                 COMSTOCK        DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $           5,383,721  $          1,252,866  $         49,784,834  $          7,417,832
   Due from MetLife Insurance
     Company USA........................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................              5,383,721             1,252,866            49,784,834             7,417,832
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           5,312,656  $          1,228,449  $         49,733,494  $          7,308,487
   Net assets from contracts in payout..                 71,064                24,414                51,340               109,343
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================


                                              INVESCO V.I.          INVESCO V.I.
                                           MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,233,409  $           1,905,677
   Due from MetLife Insurance
     Company USA........................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................             1,233,409              1,905,677
                                          --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     3                      1
                                          --------------------  ---------------------
        Total Liabilities...............                     3                      1
                                          --------------------  ---------------------

NET ASSETS..............................  $          1,233,406  $           1,905,676
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,233,406  $           1,879,693
   Net assets from contracts in payout..                    --                 25,983
                                          --------------------  ---------------------
        Total Net Assets................  $          1,233,406  $           1,905,676
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                 LMPVET
                                              JANUS ASPEN           JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE
                                              ENTERPRISE          GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        12,288,725  $            675,744  $        28,762,285  $        328,523,989
   Due from MetLife Insurance
     Company USA........................                   --                    20                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           12,288,725               675,764           28,762,285           328,523,989
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,237,169  $            675,764  $        28,712,146  $        327,889,151
   Net assets from contracts in payout..               51,550                    --               50,139               634,828
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        245,202,998  $        90,118,546   $         89,099,811  $       114,104,973
   Due from MetLife Insurance
     Company USA........................                    --                   --                     --                   --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           245,202,998           90,118,546             89,099,811          114,104,973
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        244,780,925  $        89,585,647   $         88,607,740  $       113,438,899
   Net assets from contracts in payout..               422,068              532,885                492,057              666,062
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 MID CAP          SMALL CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............   $        32,071,795  $         44,384,626
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
       Total Assets.....................            32,071,795            44,384,626
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                     8
                                          --------------------  --------------------
       Total Liabilities................                     7                     8
                                          --------------------  --------------------

NET ASSETS..............................   $        32,071,788  $         44,384,618
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        31,867,231  $         44,215,760
   Net assets from contracts in payout..               204,557               168,858
                                          --------------------  --------------------
       Total Net Assets.................   $        32,071,788  $         44,384,618
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                 LMPVET                                     LMPVET
                                               QS VARIABLE             LMPVET             QS VARIABLE         LMPVIT WESTERN
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        44,206,329   $         20,311,235  $        30,093,588  $        60,157,963
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           44,206,329             20,311,235           30,093,588           60,157,963
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        43,959,254   $         20,305,173  $        30,082,119  $        59,843,376
   Net assets from contracts in payout..              247,075                  6,061               11,468              314,579
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================

                                             LMPVIT WESTERN          MIST AMERICAN       MIST AMERICAN         MIST AMERICAN
                                          ASSET VARIABLE GLOBAL     FUNDS BALANCED       FUNDS GROWTH         FUNDS MODERATE
                                             HIGH YIELD BOND          ALLOCATION          ALLOCATION            ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,438,690    $         5,393,633  $         3,801,167  $         2,886,201
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Assets.....................            5,438,690              5,393,633            3,801,167            2,886,201
                                          ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,322,786    $         5,393,633  $         3,801,167  $         2,886,201
   Net assets from contracts in payout..              115,900                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================


                                             MIST BLACKROCK    MIST CLARION GLOBAL
                                               HIGH YIELD          REAL ESTATE
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        82,544,601  $        58,508,427
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           82,544,601           58,508,427
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   13                   10
                                          -------------------  -------------------
       Total Liabilities................                   13                   10
                                          -------------------  -------------------

NET ASSETS..............................  $        82,544,588  $        58,508,417
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        82,510,065  $        58,397,309
   Net assets from contracts in payout..               34,523              111,108
                                          -------------------  -------------------
       Total Net Assets.................  $        82,544,588  $        58,508,417
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST HARRIS
                                            MIST CLEARBRIDGE          OAKMARK            MIST INVESCO        MIST INVESCO
                                            AGGRESSIVE GROWTH      INTERNATIONAL           COMSTOCK          MID CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        478,123,959  $        53,763,109  $       182,714,532  $        40,718,459
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           478,123,959           53,763,109          182,714,532           40,718,459
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        476,889,594  $        53,684,147  $       181,935,240  $        40,589,918
   Net assets from contracts in payout..             1,234,348               78,950              779,279              128,530
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================

                                                                                                            MIST MET/ABERDEEN
                                             MIST INVESCO          MIST JPMORGAN     MIST LOOMIS SAYLES     EMERGING MARKETS
                                           SMALL CAP GROWTH       SMALL CAP VALUE      GLOBAL MARKETS            EQUITY
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        12,959,924  $        11,768,564  $        125,927,261  $        37,203,676
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           12,959,924           11,768,564           125,927,261           37,203,676
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,943,044  $        11,761,524  $        125,637,159  $        37,143,043
   Net assets from contracts in payout..               16,870                7,027               290,099               60,619
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================


                                             MIST MET/EATON     MIST MET/WELLINGTON
                                           VANCE FLOATING RATE  LARGE CAP RESEARCH
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          2,754,485  $        36,808,979
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             2,754,485           36,808,979
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    8
                                          --------------------  -------------------
       Total Liabilities................                     2                    8
                                          --------------------  -------------------

NET ASSETS..............................  $          2,754,483  $        36,808,971
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,745,997  $        36,726,435
   Net assets from contracts in payout..                 8,486               82,536
                                          --------------------  -------------------
       Total Net Assets.................  $          2,754,483  $        36,808,971
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST METLIFE
                                              MIST METLIFE           MULTI-INDEX         MIST METLIFE       MIST MFS RESEARCH
                                          ASSET ALLOCATION 100      TARGETED RISK       SMALL CAP VALUE       INTERNATIONAL
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        58,009,559   $           117,266  $        112,212,007  $        53,978,705
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           58,009,559               117,266           112,212,007           53,978,705
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,009,540   $           117,266  $        112,007,262  $        53,776,001
   Net assets from contracts in payout..                   --                    --               204,735              202,693
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================

                                              MIST MORGAN                                MIST PIMCO
                                            STANLEY MID CAP      MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                                GROWTH             GLOBAL EQUITY            BOND                RETURN
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,516,058  $       285,997,844  $        48,063,869   $       175,865,012
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            7,516,058          285,997,844           48,063,869           175,865,012
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,498,540  $       285,715,823  $        47,870,985   $       175,130,334
   Net assets from contracts in payout..               17,514              281,987              192,874               734,668
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================


                                             MIST PYRAMIS        MIST SSGA GROWTH
                                             MANAGED RISK         AND INCOME ETF
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $            28,372  $       104,433,234
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................               28,372          104,433,234
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                    1                   --
                                          -------------------  -------------------

NET ASSETS..............................  $            28,371  $       104,433,234
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            28,371  $       104,433,234
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $            28,371  $       104,433,234
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                   ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       136,076,601  $       366,992,853  $          1,310,451  $           678,522
   Due from MetLife Insurance
     Company USA........................                   --                1,405                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          136,076,601          366,994,258             1,310,451              678,522
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       136,076,571  $       366,196,313  $          1,310,449  $           678,520
   Net assets from contracts in payout..                   --              797,945                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================

                                              MSF BARCLAYS
                                             AGGREGATE BOND      MSF BLACKROCK BOND       MSF BLACKROCK         MSF BLACKROCK
                                                  INDEX                INCOME         CAPITAL APPRECIATION     LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         62,459,481   $       132,434,563   $       162,582,133  $        10,606,908
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................            62,459,481           132,434,563           162,582,133           10,606,908
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         62,386,299   $       131,876,470   $       161,616,915  $        10,606,904
   Net assets from contracts in payout..                73,182               558,071               965,202                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================

                                              MSF BLACKROCK
                                               ULTRA-SHORT         MSF FRONTIER
                                                TERM BOND         MID CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       213,922,355  $         71,558,949
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          213,922,355            71,558,949
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   21                    13
                                          -------------------  --------------------
       Total Liabilities................                   21                    13
                                          -------------------  --------------------

NET ASSETS..............................  $       213,922,334  $         71,558,936
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       213,097,099  $         71,307,568
   Net assets from contracts in payout..              825,235               251,368
                                          -------------------  --------------------
       Total Net Assets.................  $       213,922,334  $         71,558,936
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                     MSF
                                                                                                               MET/DIMENSIONAL
                                              MSF JENNISON        MSF LOOMIS SAYLES      MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                 GROWTH            SMALL CAP CORE         MID CAP VALUE            COMPANY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        330,843,375  $            695,462  $          1,708,961  $            543,802
   Due from MetLife Insurance
     Company USA........................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           330,843,375               695,462             1,708,962               543,802
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        330,606,822  $            695,462  $          1,691,885  $            543,802
   Net assets from contracts in payout..               236,544                    --                17,077                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================


                                                                 MSF MET/WELLINGTON
                                           MSF MET/WELLINGTON        CORE EQUITY           MSF METLIFE           MSF METLIFE
                                                BALANCED            OPPORTUNITIES      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        230,965,589  $        118,746,499  $        20,218,994   $        68,509,141
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           230,965,589           118,746,499           20,218,994            68,509,141
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        230,380,557  $        118,329,333  $        20,218,985   $        68,480,485
   Net assets from contracts in payout..               585,028               417,071                   --                28,648
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================



                                               MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $       452,209,486   $       574,285,826
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          --------------------  -------------------
        Total Assets....................          452,209,486           574,285,826
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    9                     7
                                          --------------------  -------------------
        Total Liabilities...............                    9                     7
                                          --------------------  -------------------

NET ASSETS..............................  $       452,209,477   $       574,285,819
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       452,129,270   $       574,239,465
   Net assets from contracts in payout..               80,207                46,354
                                          --------------------  -------------------
        Total Net Assets................  $       452,209,477   $       574,285,819
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                             MSF METLIFE MID     MSF METLIFE STOCK      MSF MFS TOTAL
                                             CAP STOCK INDEX           INDEX               RETURN             MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        17,822,009  $        818,490,383  $       347,116,251  $       126,985,781
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           17,822,009           818,490,383          347,116,251          126,985,781
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,822,009  $        815,022,416  $       345,611,721  $       126,672,740
   Net assets from contracts in payout..                   --             3,467,938            1,504,494              313,010
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================


                                               MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                              EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        46,547,113  $        61,097,183  $        110,619,177  $        52,673,914
   Due from MetLife Insurance
     Company USA........................                   --                  118                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           46,547,113           61,097,301           110,619,177           52,673,914
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        46,515,949  $        61,067,762  $        110,578,672  $        52,249,307
   Net assets from contracts in payout..               31,164               29,539                40,505              424,591
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================

                                                                 MSF WESTERN ASSET
                                            MSF T. ROWE PRICE  MANAGEMENT STRATEGIC
                                            SMALL CAP GROWTH    BOND OPPORTUNITIES
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       108,651,175  $       170,890,835
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          108,651,175          170,890,835
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    8                  463
                                          -------------------  --------------------
       Total Liabilities................                    8                  463
                                          -------------------  --------------------

NET ASSETS..............................  $       108,651,167  $       170,890,372
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       108,595,607  $       170,289,043
   Net assets from contracts in payout..               55,560              601,329
                                          -------------------  --------------------
       Total Net Assets.................  $       108,651,167  $       170,890,372
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                            MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                               MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                             U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         75,272,266  $         19,478,492  $          7,545,092  $         34,122,088
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            75,272,266            19,478,492             7,545,092            34,122,088
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         75,149,760  $         19,478,488  $          7,545,087  $         34,103,121
   Net assets from contracts in payout..               122,500                    --                    --                18,962
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================



                                               UIF GROWTH
                                               SUBACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $          5,650,498
   Due from MetLife Insurance
     Company USA........................                    --
                                          --------------------
        Total Assets....................             5,650,498
                                          --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2
                                          --------------------
        Total Liabilities...............                     2
                                          --------------------

NET ASSETS..............................  $          5,650,496
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,609,941
   Net assets from contracts in payout..                40,555
                                          --------------------
        Total Net Assets................  $          5,650,496
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                               AB GLOBAL THEMATIC       ALGER CAPITAL        AMERICAN FUNDS      AMERICAN FUNDS
                                                     GROWTH             APPRECIATION              BOND            GLOBAL GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 --  $            83,545  $           889,090
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 6,262                45,683               75,072            1,529,686
      Administrative charges................                   613                 3,844                7,886              133,566
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................                 6,875                49,527               82,958            1,663,252
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               (6,875)              (49,527)                  587            (774,162)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                19,586               17,667            8,610,777
      Realized gains (losses) on sale of
        investments.........................                13,664                49,969               20,589            2,584,286
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......                13,664                69,555               38,256           11,195,063
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (16,584)              (81,229)               32,331         (11,775,058)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               (2,920)              (11,674)               70,587            (579,995)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (9,795)  $           (61,201)  $            71,174  $       (1,354,157)
                                              ====================  ====================  ===================  ===================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL         AMERICAN FUNDS      AMERICAN FUNDS      DELAWARE VIP SMALL
                                                 CAPITALIZATION            GROWTH           GROWTH-INCOME           CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              4,344  $         1,718,185  $         2,769,750  $             95,831
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                27,381            3,661,751            3,215,517                63,125
      Administrative charges................                 2,801              312,467              277,881                    21
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                30,182            3,974,218            3,493,398                63,146
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....              (25,838)          (2,256,033)            (723,648)                32,685
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               356,791           20,604,783           21,685,116               883,054
      Realized gains (losses) on sale of
        investments.........................                32,286            4,455,804            4,429,316               137,658
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               389,077           25,060,587           26,114,432             1,020,712
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (368,768)          (6,491,721)          (7,878,308)             1,640,505
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                20,309           18,568,866           18,236,124             2,661,217
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (5,529)  $        16,312,833  $        17,512,476  $          2,693,902
                                              ====================  ===================  ===================  ====================

                                                   DEUTSCHE II
                                                  GOVERNMENT &           DEUTSCHE II
                                                AGENCY SECURITIES    SMALL MID CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             66,934  $             10,103
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                44,640                76,216
      Administrative charges................                 3,629                 6,237
                                              --------------------  --------------------
        Total expenses......................                48,269                82,453
                                              --------------------  --------------------
           Net investment income (loss).....                18,665              (72,350)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               460,521
      Realized gains (losses) on sale of
        investments.........................              (28,583)                28,909
                                              --------------------  --------------------
           Net realized gains (losses)......              (28,583)               489,430
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (16,337)               135,984
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (44,920)               625,414
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (26,255)  $            553,064
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                FIDELITY VIP
                                                  DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL
                                                 RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               4,867  $          1,240,183  $             12,809
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                  9,161             2,733,827                24,539
      Administrative charges.................                    703               123,536                 1,582
                                               ---------------------  --------------------  --------------------
         Total expenses......................                  9,864             2,857,363                26,121
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                (4,997)           (1,617,180)              (13,312)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 46,624            16,720,548                79,052
      Realized gains (losses) on sale of
         investments.........................                  3,330             3,486,563                38,326
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                 49,954            20,207,111               117,378
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                (7,556)           (6,717,554)              (84,225)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                 42,398            13,489,557                33,153
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              37,401  $         11,872,377  $             19,841
                                               =====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   EQUITY-INCOME         FREEDOM 2020          FREEDOM 2025
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          5,022,758  $              5,410  $              4,260
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,778,369                 2,579                 2,177
      Administrative charges.................                 8,163                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,786,532                 2,579                 2,177
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             2,236,226                 2,831                 2,083
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            14,318,166                 2,727                 6,919
      Realized gains (losses) on sale of
         investments.........................             (567,750)                 2,044               (1,633)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            13,750,416                 4,771                 5,286
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            18,349,428                 5,657                 5,096
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            32,099,844                10,428                10,382
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         34,336,070  $             13,259  $             12,465
                                               ====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2030          FREEDOM 2040          FREEDOM 2050
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              6,674  $                683  $                528
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,714                   420                   160
      Administrative charges.................                    --                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................                 2,714                   420                   160
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 3,960                   263                   368
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                17,635                   801                   235
      Realized gains (losses) on sale of
         investments.........................                  (87)                   481                 (175)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                17,548                 1,282                    60
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 8,465                 2,218                   594
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                26,013                 3,500                   654
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             29,973  $              3,763  $              1,022
                                               ====================  ====================  ====================


                                                   FIDELITY VIP
                                                 FUNDSMANAGER 60%
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,417,045
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            11,559,518
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................            11,559,518
                                               --------------------
           Net investment income (loss)......           (4,142,473)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            19,570,871
      Realized gains (losses) on sale of
         investments.........................             (747,272)
                                               --------------------
           Net realized gains (losses).......            18,823,599
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             4,233,070
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            23,056,669
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         18,914,196
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                FIDELITY VIP HIGH                            FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                     INCOME         FIDELITY VIP MID CAP       INCOME VIP         MUTUAL SHARES VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,003,573  $            735,165  $          1,012,554  $            287,729
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               237,539             3,092,802               332,403               217,581
      Administrative charges................                    10               123,556                30,382                22,174
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               237,549             3,216,358               362,785               239,755
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               766,024           (2,481,193)               649,769                47,974
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --            15,205,282                    --             1,185,312
      Realized gains (losses) on sale of
        investments.........................             (314,092)               977,453              (88,627)               362,661
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (314,092)            16,182,735              (88,627)             1,547,973
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,912,243             9,899,299             1,713,083               313,182
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             1,598,151            26,082,034             1,624,456             1,861,155
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,364,175  $         23,600,841  $          2,274,225  $          1,909,129
                                              ====================  ====================  ====================  ====================

                                                                       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 FTVIPT FRANKLIN        SMALL-MID CAP          DEVELOPING         FTVIPT TEMPLETON
                                              RISING DIVIDENDS VIP       GROWTH VIP            MARKETS VIP           FOREIGN VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $           203,626  $                 --  $            118,758  $          1,087,359
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               258,322               395,218               171,139               917,500
      Administrative charges................                21,624                27,650                   285                65,669
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               279,946               422,868               171,424               983,169
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (76,320)             (422,868)              (52,666)               104,190
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,751,367             2,863,374                    --               973,925
      Realized gains (losses) on sale of
        investments.........................               752,942             (844,258)           (1,044,768)             (929,100)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             2,504,309             2,019,116           (1,044,768)                44,825
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (470,433)           (1,038,951)             3,249,765             2,708,456
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,033,876               980,165             2,204,997             2,753,281
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $         1,957,556  $            557,297  $          2,152,331  $          2,857,471
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                                    COMSTOCK        DIVERSIFIED DIVIDEND
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             81,950  $             15,637
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                78,598                26,851
      Administrative charges................                 7,758                 1,955
                                              --------------------  --------------------
        Total expenses......................                86,356                28,806
                                              --------------------  --------------------
           Net investment income (loss).....               (4,406)              (13,169)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               408,902                    --
      Realized gains (losses) on sale of
        investments.........................               250,143               123,701
                                              --------------------  --------------------
           Net realized gains (losses)......               659,045               123,701
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                90,333                34,098
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               749,378               157,799
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            744,972  $            144,630
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                    INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                                  EQUITY AND INCOME    GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  ----------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $             785,144   $            143,121   $              22,530
                                               ---------------------  ----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                720,160                133,091                  22,760
      Administrative charges.................                 72,682                 12,340                   1,820
                                               ---------------------  ----------------------  ---------------------
         Total expenses......................                792,842                145,431                  24,580
                                               ---------------------  ----------------------  ---------------------
           Net investment income (loss)......                (7,698)                (2,310)                 (2,050)
                                               ---------------------  ----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............              1,517,515                     --                  36,303
      Realized gains (losses) on sale of
         investments.........................              1,441,430                (2,698)                (97,199)
                                               ---------------------  ----------------------  ---------------------
           Net realized gains (losses).......              2,958,945                (2,698)                (60,896)
                                               ---------------------  ----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              2,852,056               (27,188)                 158,819
                                               ---------------------  ----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              5,811,001               (29,886)                  97,923
                                               ---------------------  ----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           5,803,303   $           (32,196)   $              95,873
                                               =====================  ======================  =====================


                                                   INVESCO V.I.           JANUS ASPEN           JANUS ASPEN
                                                   S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             30,158  $              2,917  $              6,576
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                42,121               160,929                 3,498
      Administrative charges.................                 3,082                12,668                    12
                                               --------------------  --------------------  --------------------
         Total expenses......................                45,203               173,597                 3,510
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (15,045)             (170,680)                 3,066
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               157,177             1,017,725                    --
      Realized gains (losses) on sale of
         investments.........................               168,104               592,836                43,500
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               325,281             1,610,561                43,500
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (136,521)             (213,763)              (39,056)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               188,760             1,396,798                 4,444
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            173,715  $          1,226,118  $              7,510
                                               ====================  ====================  ====================

                                                                            LMPVET                 LMPVET
                                                    JANUS ASPEN      CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                                     OVERSEAS          AGGRESSIVE GROWTH        APPRECIATION
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,388,952  $          2,073,990  $           3,150,994
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               384,051             4,813,028              3,541,732
      Administrative charges.................                 4,544               390,224                346,687
                                               --------------------  --------------------  ---------------------
         Total expenses......................               388,595             5,203,252              3,888,419
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             1,000,357           (3,129,262)              (737,425)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               961,884            16,833,203              5,359,922
      Realized gains (losses) on sale of
         investments.........................           (2,562,956)            14,895,990             12,219,018
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           (1,601,072)            31,729,193             17,578,940
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           (2,110,590)          (31,339,196)              2,307,392
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           (3,711,662)               389,997             19,886,332
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (2,711,305)  $        (2,739,265)  $          19,148,907
                                               ====================  ====================  =====================

                                                      LMPVET
                                               CLEARBRIDGE VARIABLE
                                                 DIVIDEND STRATEGY
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,282,632
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,521,217
      Administrative charges.................               132,964
                                               --------------------
         Total expenses......................             1,654,181
                                               --------------------
           Net investment income (loss)......             (371,549)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             3,402,946
                                               --------------------
           Net realized gains (losses).......             3,402,946
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             7,801,497
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            11,204,443
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         10,832,894
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           451,524   $         1,675,234   $           269,750    $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,326,008             1,451,442               491,902                645,775
      Administrative charges...............              104,519               132,246                46,603                 47,284
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            1,430,527             1,583,688               538,505                693,059
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....            (979,003)                91,546             (268,755)              (693,059)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,235,513             2,273,388               762,150              1,774,322
      Realized gains (losses) on sale of
        investments........................            2,915,844             1,943,755               935,753              1,224,231
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           10,151,357             4,217,143             1,697,903              2,998,553
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,229,733)             7,747,711               754,862              (704,843)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,921,624            11,964,854             2,452,765              2,293,710
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,942,621   $        12,056,400   $         2,184,010    $         1,600,651
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                                    LMPVET
                                                  QS VARIABLE            LMPVET             QS VARIABLE         LMPVIT WESTERN
                                              CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,048,279  $           286,270  $           607,313  $         1,379,333
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               605,960              254,207              379,225              957,965
      Administrative charges...............                68,914               30,373               44,733               94,689
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               674,874              284,580              423,958            1,052,654
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               373,405                1,690              183,355              326,679
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              764,134              396,626                   --
      Realized gains (losses) on sale of
        investments........................             1,505,502              109,431              627,149          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             1,505,502              873,565            1,023,775          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               700,199              470,828              641,325            2,869,774
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,205,701            1,344,393            1,665,100            1,615,121
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,579,106  $         1,346,083  $         1,848,455  $         1,941,800
                                             ====================  ===================  ===================  ===================

                                                LMPVIT WESTERN          MIST AMERICAN
                                             ASSET VARIABLE GLOBAL     FUNDS BALANCED
                                                HIGH YIELD BOND          ALLOCATION
                                                  SUBACCOUNT             SUBACCOUNT
                                             ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           332,102    $             91,740
                                             ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               92,294                  38,477
      Administrative charges...............                8,285                     334
                                             ---------------------  --------------------
        Total expenses.....................              100,579                  38,811
                                             ---------------------  --------------------
          Net investment income (loss).....              231,523                  52,929
                                             ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                 477,492
      Realized gains (losses) on sale of
        investments........................            (216,758)               (184,398)
                                             ---------------------  --------------------
          Net realized gains (losses)......            (216,758)                 293,094
                                             ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              688,455                 (5,926)
                                             ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              471,697                 287,168
                                             ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           703,220    $            340,097
                                             =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN         MIST AMERICAN
                                                FUNDS GROWTH         FUNDS MODERATE      MIST BLACKROCK      MIST CLARION GLOBAL
                                                 ALLOCATION            ALLOCATION          HIGH YIELD            REAL ESTATE
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            45,063  $            52,394  $         5,544,938  $          1,442,009
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               25,713               23,229            1,128,275               880,634
      Administrative charges...............                  584                  352               64,839                51,883
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               26,297               23,581            1,193,114               932,517
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               18,766               28,813            4,351,824               509,492
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              350,921              177,977                   --                    --
      Realized gains (losses) on sale of
        investments........................             (25,823)             (23,710)          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              325,098              154,267          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (73,852)             (29,232)            7,257,359             (223,617)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              251,246              125,035            5,420,591             (644,906)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           270,012  $           153,848  $         9,772,415  $          (135,414)
                                             ===================  ===================  ===================  ====================

                                                                       MIST HARRIS
                                              MIST CLEARBRIDGE           OAKMARK           MIST INVESCO          MIST INVESCO
                                              AGGRESSIVE GROWTH       INTERNATIONAL          COMSTOCK            MID CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,226,254  $          1,273,533  $         4,428,057  $            263,745
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,001,031               777,646            2,677,912               660,299
      Administrative charges...............               77,336                53,095              247,070                55,242
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            6,078,367               830,741            2,924,982               715,541
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (2,852,113)               442,792            1,503,075             (451,796)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,568,372           13,490,575             1,848,213
      Realized gains (losses) on sale of
        investments........................            3,694,060           (2,516,804)            6,497,721             (380,943)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            3,694,060             1,051,568           19,988,296             1,467,270
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,754,234             1,714,616            3,303,101             3,924,305
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,448,294             2,766,184           23,291,397             5,391,575
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,596,181  $          3,208,976  $        24,794,472  $          4,939,779
                                             ===================  ====================  ===================  ====================


                                                MIST INVESCO          MIST JPMORGAN
                                              SMALL CAP GROWTH       SMALL CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            190,702
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              203,258               155,642
      Administrative charges...............               11,408                 7,388
                                             -------------------  --------------------
        Total expenses.....................              214,666               163,030
                                             -------------------  --------------------
           Net investment income (loss)....            (214,666)                27,672
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,330,580               685,771
      Realized gains (losses) on sale of
        investments........................            (580,504)               127,738
                                             -------------------  --------------------
           Net realized gains (losses).....            1,750,076               813,509
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (350,031)             1,860,272
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,400,045             2,673,781
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,185,379  $          2,701,453
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                    MIST MET/ABERDEEN
                                             MIST LOOMIS SAYLES     EMERGING MARKETS      MIST MET/EATON      MIST MET/WELLINGTON
                                               GLOBAL MARKETS            EQUITY         VANCE FLOATING RATE   LARGE CAP RESEARCH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,513,769  $            415,981  $           134,165  $            862,976
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,627,514               688,893               52,503               534,208
      Administrative charges...............                  905                56,989                4,578                49,638
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,628,419               745,882               57,081               583,846
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              885,350             (329,901)               77,084               279,130
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            4,138,313                    --                   --             2,524,001
      Realized gains (losses) on sale of
        investments........................            3,836,808           (1,105,970)             (73,348)             1,366,673
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,975,121           (1,105,970)             (73,348)             3,890,674
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,101,375)             5,198,875              209,981           (1,821,494)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,873,746             4,092,905              136,633             2,069,180
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,759,096  $          3,763,004  $           213,717  $          2,348,310
                                             ===================  ====================  ===================  ====================

                                                                      MIST METLIFE
                                                 MIST METLIFE          MULTI-INDEX          MIST METLIFE       MIST MFS RESEARCH
                                             ASSET ALLOCATION 100     TARGETED RISK        SMALL CAP VALUE       INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,273,109   $               700  $          1,072,277  $         1,140,775
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              681,696                   522             1,407,545              802,525
      Administrative charges...............                3,557                    --                63,818               64,466
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              685,253                   522             1,471,363              866,991
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              587,856                   178             (399,086)              273,784
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,262,909                    --             2,709,213                   --
      Realized gains (losses) on sale of
        investments........................              534,457                 (112)           (2,165,634)          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            7,797,366                 (112)               543,579          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,254,460)                 1,773            26,380,882            (539,602)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,542,906                 1,661            26,924,461          (1,830,944)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,130,762   $             1,839  $         26,525,375  $       (1,557,160)
                                             ====================  ===================  ====================  ===================

                                                  MIST MORGAN
                                                STANLEY MID CAP     MIST OPPENHEIMER
                                                    GROWTH            GLOBAL EQUITY
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         3,225,083
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               141,143            3,890,702
      Administrative charges...............                12,079              125,759
                                             --------------------  -------------------
        Total expenses.....................               153,222            4,016,461
                                             --------------------  -------------------
           Net investment income (loss)....             (153,222)            (791,378)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --           14,519,476
      Realized gains (losses) on sale of
        investments........................               403,405            5,405,747
                                             --------------------  -------------------
           Net realized gains (losses).....               403,405           19,925,223
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,164,910)         (23,598,695)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (761,505)          (3,673,472)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (914,727)  $       (4,464,850)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MIST PIMCO
                                              INFLATION PROTECTED    MIST PIMCO TOTAL       MIST PYRAMIS       MIST SSGA GROWTH
                                                     BOND                 RETURN            MANAGED RISK        AND INCOME ETF
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $         4,896,928  $               179  $         2,496,847
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              764,484             2,946,247                  182            1,332,756
      Administrative charges...............               48,225               208,993                   --                   --
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................              812,709             3,155,240                  182            1,332,756
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (812,709)             1,741,688                  (3)            1,164,091
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   60            6,058,525
      Realized gains (losses) on sale of
        investments........................          (1,067,016)              (64,987)                   --              416,992
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,067,016)              (64,987)                   60            6,475,517
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,655,250               398,523                  858          (3,010,974)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,588,234               333,536                  918            3,464,543
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,775,525   $         2,075,224  $               915  $         4,628,634
                                             ====================  ===================  ===================  ===================


                                              MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                     ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,932,060  $        10,201,346  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,706,299            5,158,587               23,686               15,037
      Administrative charges...............                   --              406,307                2,021                1,045
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,706,299            5,564,894               25,707               16,082
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,225,761            4,636,452             (25,707)             (16,082)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            8,796,179           41,610,469              199,405              120,519
      Realized gains (losses) on sale of
        investments........................              363,396            3,357,530               36,403               14,236
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,159,575           44,967,999              235,808              134,755
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,023,203)          (1,729,389)            (182,386)            (162,328)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,136,372           43,238,610               53,422             (27,573)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,362,133  $        47,875,062  $            27,715  $          (43,655)
                                             ===================  ===================  ===================  ===================

                                                MSF BARCLAYS
                                               AGGREGATE BOND    MSF BLACKROCK BOND
                                                    INDEX              INCOME
                                                 SUBACCOUNT          SUBACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        1,841,772  $        4,452,758
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             787,478           2,028,870
      Administrative charges...............                  16             138,562
                                             ------------------  ------------------
        Total expenses.....................             787,494           2,167,432
                                             ------------------  ------------------
          Net investment income (loss).....           1,054,278           2,285,326
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                  --                  --
      Realized gains (losses) on sale of
        investments........................             233,281             536,025
                                             ------------------  ------------------
          Net realized gains (losses)......             233,281             536,025
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           (406,120)           (470,344)
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (172,839)              65,681
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          881,439  $        2,351,007
                                             ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                            MSF BLACKROCK
                                                 MSF BLACKROCK         MSF BLACKROCK         ULTRA-SHORT          MSF FRONTIER
                                             CAPITAL APPRECIATION     LARGE CAP VALUE         TERM BOND          MID CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           142,918  $            118,630  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,164,056              156,939             3,172,550              973,468
      Administrative charges...............               170,089               12,175               245,307               89,470
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,334,145              169,114             3,417,857            1,062,938
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (2,334,145)             (26,196)           (3,299,227)          (1,062,938)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            15,245,924              778,617                 4,642            8,708,447
      Realized gains (losses) on sale of
        investments........................             7,894,951            (498,794)                48,030            1,444,913
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            23,140,875              279,823                52,672           10,153,360
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (23,625,455)            1,260,670               500,725          (6,486,884)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (484,580)            1,540,493               553,397            3,666,476
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,818,725)  $         1,514,297  $        (2,745,830)  $         2,603,538
                                             ====================  ===================  ====================  ===================

                                                                                                                      MSF
                                                                                                                MET/DIMENSIONAL
                                                 MSF JENNISON       MSF LOOMIS SAYLES      MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                    GROWTH           SMALL CAP CORE         MID CAP VALUE           COMPANY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           881,091  $                364  $            14,175  $             23,550
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,341,664                11,299               25,869                16,779
      Administrative charges...............               74,378                   883                2,435                 1,344
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            4,416,042                12,182               28,304                18,123
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (3,534,951)              (11,818)             (14,129)                 5,427
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           44,284,430                50,385              186,203                77,192
      Realized gains (losses) on sale of
        investments........................            2,433,658              (11,367)               42,430             (188,641)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           46,718,088                39,018              228,633             (111,449)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (48,467,290)                64,978               92,465               112,177
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (1,749,202)               103,996              321,098                   728
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,284,153)  $             92,178  $           306,969  $              6,155
                                             ===================  ====================  ===================  ====================


                                                                   MSF MET/WELLINGTON
                                              MSF MET/WELLINGTON       CORE EQUITY
                                                   BALANCED           OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         6,472,097  $          1,856,304
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,953,033             1,706,516
      Administrative charges...............               13,625               134,686
                                             -------------------  --------------------
        Total expenses.....................            2,966,658             1,841,202
                                             -------------------  --------------------
           Net investment income (loss)....            3,505,439                15,102
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           10,914,824             5,504,416
      Realized gains (losses) on sale of
        investments........................            4,337,418           (1,710,958)
                                             -------------------  --------------------
           Net realized gains (losses).....           15,252,242             3,793,458
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,961,390)             1,354,198
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,290,852             5,147,656
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,796,291  $          5,162,758
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           707,879   $          2,535,392  $        14,429,172   $        16,623,435
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              322,074                943,072            6,413,914             8,884,336
      Administrative charges...............               16,807                 29,307              187,504               363,764
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................              338,881                972,379            6,601,418             9,248,100
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              368,998              1,563,013            7,827,754             7,375,335
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              733,512              4,667,020           41,624,002            67,292,944
      Realized gains (losses) on sale of
        investments........................            (220,437)              (110,189)            (561,726)               180,165
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              513,075              4,556,831           41,062,276            67,473,109
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (218,711)            (2,950,638)         (24,270,212)          (40,103,390)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              294,364              1,606,193           16,792,064            27,369,719
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           663,362   $          3,169,206  $        24,619,818   $        34,745,054
                                             ====================  ====================  ====================  ===================

                                               MSF METLIFE MID      MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX            INDEX                RETURN           MSF MFS VALUE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           204,405  $         15,939,766  $         9,781,993  $         2,806,765
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              197,612             9,866,218            4,923,313            1,827,828
      Administrative charges...............                   --               122,941              350,166              117,897
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              197,612             9,989,159            5,273,479            1,945,725
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                6,793             5,950,607            4,508,514              861,040
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,243,659            35,273,706           15,117,956           11,371,228
      Realized gains (losses) on sale of
        investments........................              245,791            25,743,678            8,478,682              336,787
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,489,450            61,017,384           23,596,638           11,708,015
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,349,924            11,351,356          (2,527,085)            2,304,669
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,839,374            72,368,740           21,069,553           14,012,684
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,846,167  $         78,319,347  $        25,578,067  $        14,873,724
                                             ===================  ====================  ===================  ===================

                                                   MSF MSCI            MSF NEUBERGER
                                                  EAFE INDEX          BERMAN GENESIS
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,243,721  $           249,725
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               550,737              774,214
      Administrative charges...............                 1,274               37,135
                                             --------------------  -------------------
        Total expenses.....................               552,011              811,349
                                             --------------------  -------------------
           Net investment income (loss)....               691,710            (561,624)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................           (1,605,838)            2,172,141
                                             --------------------  -------------------
           Net realized gains (losses).....           (1,605,838)            2,172,141
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               932,437            7,579,184
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (673,401)            9,751,325
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             18,309  $         9,189,701
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                  MSF WESTERN ASSET
                                                MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                                      INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,374,487  $              1,451  $             35,083  $          2,775,806
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,189,095               775,730             1,324,387             1,957,457
      Administrative charges................                 3,907                60,205                37,279               166,954
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,193,002               835,935             1,361,666             2,124,411
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               181,485             (834,484)           (1,326,583)               651,395
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             5,787,880             6,665,185            14,083,341                    --
      Realized gains (losses) on sale of
        investments.........................             2,408,975               534,131             2,590,798               440,473
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,196,855             7,199,316            16,674,139               440,473
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            10,191,577           (6,641,279)           (5,240,914)             6,086,821
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            18,388,432               558,037            11,433,225             6,527,294
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         18,569,917  $          (276,447)  $         10,106,642  $          7,178,689
                                              ====================  ====================  ====================  ====================

                                                MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                                   MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                 U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,085,976  $             91,995  $            256,902  $           318,577
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               987,617               313,965               144,409              436,651
      Administrative charges................                64,846                28,792                11,930               11,640
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,052,463               342,757               156,339              448,291
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,033,513             (250,762)               100,563            (129,714)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             1,229,407             1,489,228            2,129,957
      Realized gains (losses) on sale of
        investments.........................                30,051             (307,912)              (54,711)              372,039
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                30,051               921,495             1,434,517            2,501,996
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,013,053)             1,831,176           (1,221,435)            (732,681)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (983,002)             2,752,671               213,082            1,769,315
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             50,511  $          2,501,909  $            313,645  $         1,639,601
                                              ====================  ====================  ====================  ====================



                                                   UIF GROWTH
                                                   SUBACCOUNT
                                              -------------------
INVESTMENT INCOME:
      Dividends.............................  $                --
                                              -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               97,061
      Administrative charges................                9,068
                                              -------------------
        Total expenses......................              106,129
                                              -------------------
           Net investment income (loss).....            (106,129)
                                              -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........              983,392
      Realized gains (losses) on sale of
        investments.........................              257,616
                                              -------------------
           Net realized gains (losses)......            1,241,008
                                              -------------------
      Change in unrealized gains (losses)
        on investments......................          (1,342,478)
                                              -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (101,470)
                                              -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (207,599)
                                              ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        AB GLOBAL THEMATIC GROWTH           ALGER CAPITAL APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (6,875)  $        (9,890)  $       (49,527)  $       (60,126)
   Net realized gains (losses)....            13,664           135,908            69,555           572,104
   Change in unrealized gains
     (losses) on investments......          (16,584)          (96,118)          (81,229)         (379,406)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (9,795)            29,900          (61,201)           132,572
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --            22,393           102,197
   Net transfers (including fixed
     account).....................            12,850         (344,730)         (152,392)         (139,492)
   Contract charges...............             (189)             (198)             (567)             (678)
   Transfers for contract benefits
     and terminations.............          (44,750)          (79,683)         (399,674)         (479,076)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (32,089)         (424,611)         (530,240)         (517,049)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (41,884)         (394,711)         (591,441)         (384,477)
NET ASSETS:
   Beginning of year..............           437,107           831,818         2,984,795         3,369,272
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        395,223  $        437,107  $      2,393,354  $      2,984,795
                                    ================  ================  ================  ================


                                             AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                          2016                2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             587  $         (2,247)  $      (774,162)  $      (834,547)
   Net realized gains (losses)....             38,256            152,650        11,195,063        17,535,529
   Change in unrealized gains
     (losses) on investments......             32,331          (210,580)      (11,775,058)      (10,317,902)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             71,174           (60,177)       (1,354,157)         6,383,080
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             32,769             26,731           447,176           748,732
   Net transfers (including fixed
     account).....................          1,086,356            381,695       (3,847,929)       (1,511,896)
   Contract charges...............            (2,269)            (2,339)          (16,804)          (19,502)
   Transfers for contract benefits
     and terminations.............        (1,340,007)        (2,087,629)      (12,967,239)      (17,515,845)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (223,151)        (1,681,542)      (16,384,796)      (18,298,511)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (151,977)        (1,741,719)      (17,738,953)      (11,915,431)
NET ASSETS:
   Beginning of year..............          5,024,441          6,766,160       112,218,439       124,133,870
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $       4,872,464  $       5,024,441  $     94,479,486  $    112,218,439
                                    =================  =================  ================  ================

                                           AMERICAN FUNDS GLOBAL
                                           SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,838)  $       (42,493)  $    (2,256,033)  $     (3,046,192)
   Net realized gains (losses)....           389,077           433,344        25,060,587         66,723,476
   Change in unrealized gains
     (losses) on investments......         (368,768)         (390,180)       (6,491,721)       (50,325,736)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (5,529)               671        16,312,833         13,351,548
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,540             7,274           974,927          1,760,413
   Net transfers (including fixed
     account).....................         (204,149)         (134,057)       (4,169,845)        (8,851,340)
   Contract charges...............             (818)             (987)          (38,673)           (43,239)
   Transfers for contract benefits
     and terminations.............         (227,682)         (493,767)      (29,570,106)       (35,672,902)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (423,109)         (621,537)      (32,803,697)       (42,807,068)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         (428,638)         (620,866)      (16,490,864)       (29,455,520)
NET ASSETS:
   Beginning of year..............         2,173,442         2,794,308       244,016,695        273,472,215
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $      1,744,804  $      2,173,442  $    227,525,831  $     244,016,695
                                    ================  ================  ================  =================


                                      AMERICAN FUNDS GROWTH-INCOME
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (723,648)  $    (1,240,897)
   Net realized gains (losses)....        26,114,432        44,114,111
   Change in unrealized gains
     (losses) on investments......       (7,878,308)      (43,104,779)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        17,512,476         (231,565)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           578,798         1,101,499
   Net transfers (including fixed
     account).....................       (3,955,067)       (3,888,131)
   Contract charges...............          (33,208)          (37,145)
   Transfers for contract benefits
     and terminations.............      (26,166,911)      (34,275,236)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (29,576,388)      (37,099,013)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (12,063,912)      (37,330,578)
NET ASSETS:
   Beginning of year..............       205,249,115       242,579,693
                                    ----------------  ----------------
   End of year....................  $    193,185,203  $    205,249,115
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 DEUTSCHE II GOVERNMENT &
                                          DELAWARE VIP SMALL CAP VALUE               AGENCY SECURITIES
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016               2015              2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          32,685  $           7,458  $          18,665  $          11,936
   Net realized gains (losses)......          1,020,712          1,547,707           (28,583)           (32,062)
   Change in unrealized gains
     (losses) on investments........          1,640,505        (2,270,815)           (16,337)           (40,206)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,693,902          (715,650)           (26,255)           (60,332)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            151,565            136,644                 60                180
   Net transfers (including fixed
     account).......................          (130,234)          (436,617)             81,586            134,782
   Contract charges.................               (20)               (20)              (493)              (506)
   Transfers for contract benefits
     and terminations...............          (828,440)        (1,484,756)          (277,276)          (404,274)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (807,129)        (1,784,749)          (196,123)          (269,818)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,886,773        (2,500,399)          (222,378)          (330,150)
NET ASSETS:
   Beginning of year................          9,400,488         11,900,887          2,487,768          2,817,918
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      11,287,261  $       9,400,488  $       2,265,390  $       2,487,768
                                      =================  =================  =================  =================

                                                                                DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                    GROWTH
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016               2015                2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (72,350)  $       (104,699)  $         (4,997)  $         (7,686)
   Net realized gains (losses)......            489,430            793,959             49,954            172,934
   Change in unrealized gains
     (losses) on investments........            135,984          (839,120)            (7,556)          (195,321)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            553,064          (149,860)             37,401           (30,073)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             22,063             16,077                 --                 --
   Net transfers (including fixed
     account).......................           (58,930)          (477,055)              7,965              1,549
   Contract charges.................            (1,082)            (1,250)               (21)              (153)
   Transfers for contract benefits
     and terminations...............          (788,966)        (1,182,636)            (9,824)          (258,356)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (826,915)        (1,644,864)            (1,880)          (256,960)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (273,851)        (1,794,724)             35,521          (287,033)
NET ASSETS:
   Beginning of year................          4,507,291          6,302,015            467,910            754,943
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       4,233,440  $       4,507,291  $         503,431  $         467,910
                                      =================  =================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                             FIDELITY VIP CONTRAFUND                   APPRECIATION
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016              2015               2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,617,180)  $     (1,480,416)  $        (13,312)  $        (18,802)
   Net realized gains (losses)......         20,207,111         28,609,290            117,378            308,268
   Change in unrealized gains
     (losses) on investments........        (6,717,554)       (28,979,360)           (84,225)          (291,917)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         11,872,377        (1,850,486)             19,841            (2,451)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,152,152          4,993,524             10,142            275,291
   Net transfers (including fixed
     account).......................        (6,081,375)        (3,368,119)           (79,970)          (154,565)
   Contract charges.................           (71,287)           (77,251)              (195)              (211)
   Transfers for contract benefits
     and terminations...............       (22,009,644)       (27,572,533)          (163,471)          (315,660)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (24,010,154)       (26,024,379)          (233,494)          (195,145)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (12,137,777)       (27,874,865)          (213,653)          (197,596)
NET ASSETS:
   Beginning of year................        213,090,938        240,965,803          2,014,900          2,212,496
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     200,953,161  $     213,090,938  $       1,801,247  $       2,014,900
                                      =================  =================  =================  =================


                                          FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT
                                      -----------------------------------
                                            2016               2015
                                      -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       2,236,226  $      4,386,215
   Net realized gains (losses)......         13,750,416        24,338,051
   Change in unrealized gains
     (losses) on investments........         18,349,428      (41,055,283)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         34,336,070      (12,331,017)
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,420,806         3,338,924
   Net transfers (including fixed
     account).......................        (4,877,175)       (5,070,482)
   Contract charges.................          (133,912)         (139,530)
   Transfers for contract benefits
     and terminations...............       (19,679,138)      (22,645,035)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (21,269,419)      (24,516,123)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............         13,066,651      (36,847,140)
NET ASSETS:
   Beginning of year................        220,784,877       257,632,017
                                      -----------------  ----------------
   End of year......................  $     233,851,528  $    220,784,877
                                      =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            FIDELITY VIP FREEDOM 2020            FIDELITY VIP FREEDOM 2025
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016             2015 (a)            2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           2,831  $             891  $           2,083  $           2,698
   Net realized gains (losses)......              4,771                263              5,286                679
   Change in unrealized gains
     (losses) on investments........              5,657            (1,734)              5,096            (5,947)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             13,259              (580)             12,465            (2,570)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             31,858              2,552             64,251            121,251
   Net transfers (including fixed
     account).......................            317,874             67,817            151,990             63,785
   Contract charges.................              (368)               (72)              (952)              (179)
   Transfers for contract benefits
     and terminations...............            (6,481)                (4)           (74,756)                (4)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            342,883             70,293            140,533            184,853
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            356,142             69,713            152,998            182,283
NET ASSETS:
   Beginning of year................             69,713                 --            182,283                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         425,855  $          69,713  $         335,281  $         182,283
                                      =================  =================  =================  =================

                                           FIDELITY VIP FREEDOM 2030              FIDELITY VIP FREEDOM 2040
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016             2015 (a)              2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           3,960  $           6,286  $             263  $             122
   Net realized gains (losses)......             17,548              1,866              1,282                 59
   Change in unrealized gains
     (losses) on investments........              8,465           (12,604)              2,218              (211)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             29,973            (4,452)              3,763               (30)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             51,862             20,857             63,305             10,208
   Net transfers (including fixed
     account).......................             50,533            412,870              2,275               (42)
   Contract charges.................               (12)                 --              (126)                (7)
   Transfers for contract benefits
     and terminations...............              (211)               (80)           (17,193)                (1)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            102,172            433,647             48,261             10,158
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            132,145            429,195             52,024             10,128
NET ASSETS:
   Beginning of year................            429,195                 --             10,128                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         561,340  $         429,195  $          62,152  $          10,128
                                      =================  =================  =================  =================

                                            FIDELITY VIP FREEDOM 2050          FIDELITY VIP FUNDSMANAGER 60%
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016            2015 (a)             2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $             368  $              64  $     (4,142,473)  $       (537,918)
   Net realized gains (losses)......                 60                 47         18,823,599          9,139,660
   Change in unrealized gains
     (losses) on investments........                594              (142)          4,233,070       (22,750,620)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,022               (31)         18,914,196       (14,148,878)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             28,869              5,320         54,407,292        506,225,069
   Net transfers (including fixed
     account).......................             15,509              (284)            589,491          2,069,423
   Contract charges.................               (23)                (7)                 --                 --
   Transfers for contract benefits
     and terminations...............            (2,571)                (1)       (17,726,786)        (4,086,372)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................             41,784              5,028         37,269,997        504,208,120
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             42,806              4,997         56,184,193        490,059,242
NET ASSETS:
   Beginning of year................              4,997                 --        537,008,428         46,949,186
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $          47,803  $           4,997  $     593,192,621  $     537,008,428
                                      =================  =================  =================  =================

                                           FIDELITY VIP HIGH INCOME
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2016               2015
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         766,024  $       1,054,930
   Net realized gains (losses)......          (314,092)          (241,967)
   Change in unrealized gains
     (losses) on investments........          1,912,243        (1,713,869)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,364,175          (900,906)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            227,896            243,023
   Net transfers (including fixed
     account).......................          (217,142)          (234,477)
   Contract charges.................           (12,996)           (13,570)
   Transfers for contract benefits
     and terminations...............        (1,523,130)        (2,364,647)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,525,372)        (2,369,671)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............            838,803        (3,270,577)
NET ASSETS:
   Beginning of year................         18,631,012         21,901,589
                                      -----------------  -----------------
   End of year......................  $      19,469,815  $      18,631,012
                                      =================  =================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            FIDELITY VIP MID CAP              FTVIPT FRANKLIN INCOME VIP
                                                 SUBACCOUNT                           SUBACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2016                2015               2016              2015
                                    -----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (2,481,193)  $     (3,080,436)   $        649,769  $        708,337
   Net realized gains (losses)....         16,182,735         38,510,111           (88,627)           269,862
   Change in unrealized gains
     (losses) on investments......          9,899,299       (42,318,036)          1,713,083       (3,116,578)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         23,600,841        (6,888,361)          2,274,225       (2,138,379)
                                    -----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,166,021          7,358,339              8,102            18,094
   Net transfers (including fixed
     account).....................        (5,707,434)        (6,813,886)          (716,576)         (197,452)
   Contract charges...............           (76,763)           (83,792)            (4,459)           (4,990)
   Transfers for contract benefits
     and terminations.............       (24,692,143)       (31,692,582)        (3,108,010)       (4,492,841)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (24,310,319)       (31,231,921)        (3,820,943)       (4,677,189)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (709,478)       (38,120,282)        (1,546,718)       (6,815,568)
NET ASSETS:
   Beginning of year..............        246,200,236        284,320,518         21,261,003        28,076,571
                                    -----------------  -----------------   ----------------  ----------------
   End of year....................  $     245,490,758  $     246,200,236   $     19,714,285  $     21,261,003
                                    =================  =================   ================  ================

                                             FTVIPT FRANKLIN                 FTVIPT FRANKLIN RISING
                                            MUTUAL SHARES VIP                     DIVIDENDS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         47,974  $        250,950  $       (76,320)  $       (89,487)
   Net realized gains (losses)....         1,547,973         2,189,084         2,504,309         3,166,454
   Change in unrealized gains
     (losses) on investments......           313,182       (3,561,412)         (470,433)       (4,001,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,909,129       (1,121,378)         1,957,556         (924,051)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            13,174            47,146           136,318            61,549
   Net transfers (including fixed
     account).....................         (716,816)            60,764         (606,606)       (1,442,358)
   Contract charges...............           (6,703)           (7,596)           (4,734)           (5,285)
   Transfers for contract benefits
     and terminations.............       (2,439,539)       (3,853,404)       (2,431,684)       (2,912,812)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,149,884)       (3,753,090)       (2,906,706)       (4,298,906)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,240,755)       (4,874,468)         (949,150)       (5,222,957)
NET ASSETS:
   Beginning of year..............        16,047,671        20,922,139        15,073,297        20,296,254
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,806,916  $     16,047,671  $     14,124,147  $     15,073,297
                                    ================  ================  ================  ================

                                        FTVIPT FRANKLIN SMALL-MID          FTVIPT TEMPLETON DEVELOPING
                                             CAP GROWTH VIP                        MARKETS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (422,868)  $      (528,877)  $       (52,666)  $        142,690
   Net realized gains (losses)....         2,019,116         7,536,394       (1,044,768)         1,518,314
   Change in unrealized gains
     (losses) on investments......       (1,038,951)       (8,019,904)         3,249,765       (5,316,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           557,297       (1,012,387)         2,152,331       (3,655,935)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           206,530           325,931           730,271           868,217
   Net transfers (including fixed
     account).....................         (387,266)         (836,350)         (625,612)       (1,021,780)
   Contract charges...............           (7,884)           (9,087)           (7,749)           (8,304)
   Transfers for contract benefits
     and terminations.............       (2,911,027)       (4,446,423)       (1,417,336)       (1,607,424)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,099,647)       (4,965,929)       (1,320,426)       (1,769,291)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,542,350)       (5,978,316)           831,905       (5,425,226)
NET ASSETS:
   Beginning of year..............        26,005,031        31,983,347        13,806,146        19,231,372
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     23,462,681  $     26,005,031  $     14,638,051  $     13,806,146
                                    ================  ================  ================  ================


                                      FTVIPT TEMPLETON FOREIGN VIP
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        104,190  $      1,002,218
   Net realized gains (losses)....            44,825         2,982,112
   Change in unrealized gains
     (losses) on investments......         2,708,456       (8,984,957)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,857,471       (5,000,627)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           662,355           825,372
   Net transfers (including fixed
     account).....................             8,619         (217,127)
   Contract charges...............          (12,468)          (14,303)
   Transfers for contract benefits
     and terminations.............       (6,797,379)       (9,016,088)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,138,873)       (8,422,146)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,281,402)      (13,422,773)
NET ASSETS:
   Beginning of year..............        58,736,117        72,158,890
                                    ----------------  ----------------
   End of year....................  $     55,454,715  $     58,736,117
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                 SUBACCOUNT                            SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (4,406)  $           15,458  $        (13,169)  $          (9,982)
   Net realized gains (losses)....            659,045             321,023            123,701              94,784
   Change in unrealized gains
      (losses) on investments.....             90,333           (820,022)             34,098            (84,851)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            744,972           (483,541)            144,630                (49)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --                  --                 --                  --
   Net transfers (including fixed
      account)....................          (364,888)           (124,509)             61,697              18,927
   Contract charges...............              (675)               (786)               (99)                (84)
   Transfers for contract benefits
      and terminations............          (507,628)           (758,138)          (237,705)           (139,238)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (873,191)           (883,433)          (176,107)           (120,395)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (128,219)         (1,366,974)           (31,477)           (120,444)
NET ASSETS:
   Beginning of year..............          5,511,939           6,878,913          1,284,340           1,404,784
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       5,383,720  $        5,511,939  $       1,252,863  $        1,284,340
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GOVERNMENT SECURITIES
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (7,698)  $          336,322  $         (2,310)  $           20,057
   Net realized gains (losses)....          2,958,945           8,524,464            (2,698)             (8,023)
   Change in unrealized gains
      (losses) on investments.....          2,852,056        (11,272,265)           (27,188)           (158,830)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          5,803,303         (2,411,479)           (32,196)           (146,796)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            118,778             362,098              3,750                  --
   Net transfers (including fixed
      account)....................        (1,095,723)              65,063             56,467           (180,666)
   Contract charges...............           (19,392)            (21,642)            (1,376)             (1,532)
   Transfers for contract benefits
      and terminations............        (7,146,777)        (11,549,113)        (1,391,547)         (1,481,453)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (8,143,114)        (11,143,594)        (1,332,706)         (1,663,651)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............        (2,339,811)        (13,555,073)        (1,364,902)         (1,810,447)
NET ASSETS:
   Beginning of year..............         52,124,645          65,679,718          8,782,732          10,593,179
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $      49,784,834  $       52,124,645  $       7,417,830  $        8,782,732
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. MANAGED VOLATILITY          INVESCO V.I. S&P 500 INDEX
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (2,050)  $          (9,969)  $        (15,045)  $         (15,489)
   Net realized gains (losses)....           (60,896)             537,459            325,281             335,595
   Change in unrealized gains
      (losses) on investments.....            158,819           (584,124)          (136,521)           (342,011)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             95,873            (56,634)            173,715            (21,905)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --               6,793              2,415              31,646
   Net transfers (including fixed
      account)....................             19,622             130,209            (1,034)             125,850
   Contract charges...............              (453)               (557)              (291)               (360)
   Transfers for contract benefits
      and terminations............          (231,877)           (362,562)          (463,922)           (316,733)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (212,708)           (226,117)          (462,832)           (159,597)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (116,835)           (282,751)          (289,117)           (181,502)
NET ASSETS:
   Beginning of year..............          1,350,241           1,632,992          2,194,793           2,376,295
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       1,233,406  $        1,350,241  $       1,905,676  $        2,194,793
                                    =================  ==================  =================  ==================

                                           JANUS ASPEN ENTERPRISE
                                                 SUBACCOUNT
                                    -------------------------------------
                                          2016                2015
                                    -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $       (170,680)  $        (123,404)
   Net realized gains (losses)....          1,610,561           2,507,493
   Change in unrealized gains
      (losses) on investments.....          (213,763)         (2,039,530)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          1,226,118             344,559
                                    -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            258,654             217,405
   Net transfers (including fixed
      account)....................             32,434           (320,879)
   Contract charges...............            (1,703)             (1,801)
   Transfers for contract benefits
      and terminations............        (1,512,489)         (1,586,693)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (1,223,104)         (1,691,968)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets.............              3,014         (1,347,409)
NET ASSETS:
   Beginning of year..............         12,285,705          13,633,114
                                    -----------------  ------------------
   End of year....................  $      12,288,719  $       12,285,705
                                    =================  ==================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       JANUS ASPEN GLOBAL RESEARCH            JANUS ASPEN OVERSEAS
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          3,066  $            150  $      1,000,357  $      (312,663)
   Net realized gains (losses)....            43,500            58,484       (1,601,072)         (351,373)
   Change in unrealized gains
     (losses) on investments......          (39,056)          (79,664)       (2,110,590)       (3,136,630)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             7,510          (21,030)       (2,711,305)       (3,800,666)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,983            11,934         1,571,214         1,727,418
   Net transfers (including fixed
     account).....................             8,033          (69,443)       (1,661,271)       (1,387,460)
   Contract charges...............                --                --          (16,412)          (20,896)
   Transfers for contract benefits
     and terminations.............         (154,576)          (82,466)       (2,361,206)       (3,837,225)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (135,560)         (139,975)       (2,467,675)       (3,518,163)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (128,050)         (161,005)       (5,178,980)       (7,318,829)
NET ASSETS:
   Beginning of year..............           803,814           964,819        33,941,265        41,260,094
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        675,764  $        803,814  $     28,762,285  $     33,941,265
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                     APPRECIATION
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,129,262)  $    (5,105,515)  $      (737,425)  $    (1,213,498)
   Net realized gains (losses)....        31,729,193        74,177,005        17,578,940        22,935,686
   Change in unrealized gains
     (losses) on investments......      (31,339,196)      (80,504,515)         2,307,392      (21,629,746)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,739,265)      (11,433,025)        19,148,907            92,442
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,524,691         2,743,545           952,911         1,412,639
   Net transfers (including fixed
     account).....................       (2,014,873)       (8,738,495)       (3,348,431)       (5,615,222)
   Contract charges...............         (168,878)         (191,395)         (138,920)         (149,443)
   Transfers for contract benefits
     and terminations.............      (37,305,304)      (53,751,725)      (30,510,890)      (38,152,929)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (36,964,364)      (59,938,070)      (33,045,330)      (42,504,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,703,629)      (71,371,095)      (13,896,423)      (42,412,513)
NET ASSETS:
   Beginning of year..............       368,227,608       439,598,703       259,099,416       301,511,929
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    328,523,979  $    368,227,608  $    245,202,993  $    259,099,416
                                    ================  ================  ================  ================

                                         LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY                   LARGE CAP GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (371,549)  $       (230,612)  $      (979,003)  $    (1,123,146)
   Net realized gains (losses)....          3,402,946          4,508,781        10,151,357        16,769,415
   Change in unrealized gains
     (losses) on investments......          7,801,497       (10,810,413)       (4,229,733)       (7,951,222)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         10,832,894        (6,532,244)         4,942,621         7,695,047
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            122,668            173,543           664,303           684,747
   Net transfers (including fixed
     account).....................          (123,865)          (678,730)       (1,163,190)       (2,668,291)
   Contract charges...............           (32,619)           (35,376)          (25,617)          (27,382)
   Transfers for contract benefits
     and terminations.............       (11,728,940)       (16,087,004)      (10,212,887)      (12,721,146)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (11,762,756)       (16,627,567)      (10,737,391)      (14,732,072)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (929,862)       (23,159,811)       (5,794,770)       (7,037,025)
NET ASSETS:
   Beginning of year..............         91,048,394        114,208,205        94,894,567       101,931,592
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $      90,118,532  $      91,048,394  $     89,099,797  $     94,894,567
                                    =================  =================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         91,546  $       (31,145)
   Net realized gains (losses)....         4,217,143         8,285,880
   Change in unrealized gains
     (losses) on investments......         7,747,711      (13,487,092)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,056,400       (5,232,357)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           453,867           212,890
   Net transfers (including fixed
     account).....................         (933,453)       (1,270,398)
   Contract charges...............          (47,799)          (51,658)
   Transfers for contract benefits
     and terminations.............      (11,476,323)      (16,177,132)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,003,708)      (17,286,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            52,692      (22,518,655)
NET ASSETS:
   Beginning of year..............       114,052,269       136,570,924
                                    ----------------  ----------------
   End of year....................  $    114,104,961  $    114,052,269
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                                 MID CAP                         SMALL CAP GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (268,755)  $      (613,720)  $      (693,059)  $      (859,708)
   Net realized gains (losses)....         1,697,903         4,051,386         2,998,553         4,008,511
   Change in unrealized gains
     (losses) on investments......           754,862       (3,086,201)         (704,843)       (6,390,593)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,184,010           351,465         1,600,651       (3,241,790)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            41,711            42,652           402,680           504,371
   Net transfers (including fixed
     account).....................            30,070         (662,093)       (1,034,694)       (1,022,803)
   Contract charges...............          (10,221)          (11,418)          (14,785)          (16,352)
   Transfers for contract benefits
     and terminations.............       (3,541,140)       (5,042,698)       (5,191,448)       (8,300,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,479,580)       (5,673,557)       (5,838,247)       (8,835,070)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,295,570)       (5,322,092)       (4,237,596)      (12,076,860)
NET ASSETS:
   Beginning of year..............        33,367,358        38,689,450        48,622,214        60,699,074
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     32,071,788  $     33,367,358  $     44,384,618  $     48,622,214
                                    ================  ================  ================  ================

                                            LMPVET QS VARIABLE
                                            CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        373,405  $        229,613  $          1,690  $       (20,425)
   Net realized gains (losses)....         1,505,502         2,060,205           873,565         2,975,222
   Change in unrealized gains
     (losses) on investments......           700,199       (3,578,920)           470,828       (3,725,458)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,579,106       (1,289,102)         1,346,083         (770,661)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           119,836            76,280            65,741            79,870
   Net transfers (including fixed
     account).....................         (942,073)         (258,373)         (275,082)         (311,434)
   Contract charges...............          (26,329)          (29,425)          (20,649)          (22,416)
   Transfers for contract benefits
     and terminations.............       (6,385,071)       (8,757,020)       (1,931,146)       (2,121,628)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,233,637)       (8,968,538)       (2,161,136)       (2,375,608)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,654,531)      (10,257,640)         (815,053)       (3,146,269)
NET ASSETS:
   Beginning of year..............        48,860,860        59,118,500        21,126,287        24,272,556
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     44,206,329  $     48,860,860  $     20,311,234  $     21,126,287
                                    ================  ================  ================  ================

                                                 LMPVET QS
                                         VARIABLE MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        183,355  $         79,676  $        326,679  $      (148,494)
   Net realized gains (losses)....         1,023,775         1,249,406       (1,254,653)       (2,068,486)
   Change in unrealized gains
     (losses) on investments......           641,325       (2,343,956)         2,869,774         2,047,470
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,848,455       (1,014,874)         1,941,800         (169,510)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            69,119           115,147           143,116           100,024
   Net transfers (including fixed
     account).....................         (105,196)         (421,924)           100,943         (610,917)
   Contract charges...............          (25,949)          (28,418)          (20,301)          (22,498)
   Transfers for contract benefits
     and terminations.............       (2,683,965)       (4,886,784)       (8,312,837)      (11,684,548)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,745,991)       (5,221,979)       (8,089,079)      (12,217,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (897,536)       (6,236,853)       (6,147,279)      (12,387,449)
NET ASSETS:
   Beginning of year..............        30,991,123        37,227,976        66,305,234        78,692,683
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     30,093,587  $     30,991,123  $     60,157,955  $     66,305,234
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        231,523  $       261,219
   Net realized gains (losses)....         (216,758)        (136,878)
   Change in unrealized gains
     (losses) on investments......           688,455        (600,622)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           703,220        (476,281)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            1,410
   Net transfers (including fixed
     account).....................         (209,241)         (80,390)
   Contract charges...............             (612)            (793)
   Transfers for contract benefits
     and terminations.............         (859,691)      (1,232,932)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,069,544)      (1,312,705)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         (366,324)      (1,788,986)
NET ASSETS:
   Beginning of year..............         5,805,010        7,593,996
                                    ----------------  ---------------
   End of year....................  $      5,438,686  $     5,805,010
                                    ================  ===============

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         52,929  $         25,125  $          18,766  $          22,090
   Net realized gains (losses).....           293,094           269,885            325,098            249,431
   Change in unrealized gains
     (losses) on investments.......           (5,926)         (353,258)           (73,852)          (328,674)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           340,097          (58,248)            270,012           (57,153)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           405,038           753,496            413,223            562,912
   Net transfers (including fixed
     account)......................           608,482            98,899            (5,154)          (233,543)
   Contract charges................              (26)              (30)               (28)              (184)
   Transfers for contract benefits
     and terminations..............         (788,300)         (325,871)          (426,670)          (441,098)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           225,194           526,494           (18,629)          (111,913)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           565,291           468,246            251,383          (169,066)
NET ASSETS:
   Beginning of year...............         4,828,342         4,360,096          3,549,784          3,718,850
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      5,393,633  $      4,828,342  $       3,801,167  $       3,549,784
                                     ================  ================  =================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         28,813  $         20,099  $      4,351,824  $       6,205,064
   Net realized gains (losses).....           154,267           132,391       (1,836,768)            (8,605)
   Change in unrealized gains
     (losses) on investments.......          (29,232)         (201,631)         7,257,359       (10,584,605)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           153,848          (49,141)         9,772,415        (4,388,146)
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           301,249           495,943         1,729,246          1,821,386
   Net transfers (including fixed
     account)......................          (22,416)         (207,480)       (1,853,425)        (4,016,353)
   Contract charges................             (166)             (240)          (30,499)           (33,211)
   Transfers for contract benefits
     and terminations..............         (537,384)         (112,395)       (9,716,679)       (15,379,033)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (258,717)           175,828       (9,871,357)       (17,607,211)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (104,869)           126,687          (98,942)       (21,995,357)
NET ASSETS:
   Beginning of year...............         2,991,070         2,864,383        82,643,530        104,638,887
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $      2,886,201  $      2,991,070  $     82,544,588  $      82,643,530
                                     ================  ================  ================  =================

                                                                              MIST CLEARBRIDGE AGGRESSIVE
                                       MIST CLARION GLOBAL REAL ESTATE                  GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                            2016              2015              2016              2015
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $        509,492  $      1,800,965  $    (2,852,113)  $    (4,931,207)
   Net realized gains (losses).....          (421,289)         (160,564)         3,694,060         9,606,916
   Change in unrealized gains
     (losses) on investments.......          (223,617)       (3,522,861)         5,754,234      (31,968,776)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (135,414)       (1,882,460)         6,596,181      (27,293,067)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,595,808         1,822,913         8,404,380         9,183,107
   Net transfers (including fixed
     account)......................        (1,091,467)       (1,906,462)      (15,879,521)      (12,850,036)
   Contract charges................           (22,098)          (23,977)         (291,976)         (326,205)
   Transfers for contract benefits
     and terminations..............        (7,395,551)      (10,299,851)      (47,382,577)      (56,710,818)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,913,308)      (10,407,377)      (55,149,694)      (60,703,952)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (7,048,722)      (12,289,837)      (48,553,513)      (87,997,019)
NET ASSETS:
   Beginning of year...............         65,557,139        77,846,976       526,677,455       614,674,474
                                      ----------------  ----------------  ----------------  ----------------
   End of year.....................   $     58,508,417  $     65,557,139  $    478,123,942  $    526,677,455
                                      ================  ================  ================  ================

                                             MIST HARRIS OAKMARK
                                                INTERNATIONAL
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2016              2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         442,792  $      1,081,309
   Net realized gains (losses).....          1,051,568         6,196,329
   Change in unrealized gains
     (losses) on investments.......          1,714,616      (10,651,498)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,208,976       (3,373,860)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            967,832           980,475
   Net transfers (including fixed
     account)......................        (2,855,212)           863,608
   Contract charges................           (11,699)          (13,626)
   Transfers for contract benefits
     and terminations..............        (5,869,209)       (7,790,092)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,768,288)       (5,959,635)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,559,312)       (9,333,495)
NET ASSETS:
   Beginning of year...............         58,322,409        67,655,904
                                     -----------------  ----------------
   End of year.....................  $      53,763,097  $     58,322,409
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,503,075  $      2,539,442  $      (451,796)  $      (635,860)
   Net realized gains (losses)....        19,988,296        19,350,552         1,467,270         2,966,603
   Change in unrealized gains
     (losses) on investments......         3,303,101      (37,466,239)         3,924,305       (6,985,457)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        24,794,472      (15,576,245)         4,939,779       (4,654,714)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           582,046           760,889           133,519           242,899
   Net transfers (including fixed
     account).....................       (3,828,116)       (4,242,895)          (91,063)       (1,136,991)
   Contract charges...............          (69,295)          (76,476)           (6,079)           (7,256)
   Transfers for contract benefits
     and terminations.............      (23,515,849)      (29,675,080)       (3,859,081)       (7,253,517)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (26,831,214)      (33,233,562)       (3,822,704)       (8,154,865)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,036,742)      (48,809,807)         1,117,075      (12,809,579)
NET ASSETS:
   Beginning of year..............       184,751,261       233,561,068        39,601,373        52,410,952
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    182,714,519  $    184,751,261  $     40,718,448  $     39,601,373
                                    ================  ================  ================  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (214,666)  $      (233,167)  $         27,672  $       (24,038)
   Net realized gains (losses)....         1,750,076         3,865,529           813,509         1,488,404
   Change in unrealized gains
     (losses) on investments......         (350,031)       (4,152,179)         1,860,272       (2,470,809)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,185,379         (519,817)         2,701,453       (1,006,443)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           253,403           276,222           261,716           247,369
   Net transfers (including fixed
     account).....................         (741,665)         1,781,571         (129,002)         (869,606)
   Contract charges...............           (2,972)           (3,183)           (2,866)           (2,797)
   Transfers for contract benefits
     and terminations.............       (1,281,619)       (2,185,753)       (1,026,639)       (1,744,640)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,772,853)         (131,143)         (896,791)       (2,369,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (587,474)         (650,960)         1,804,662       (3,376,117)
NET ASSETS:
   Beginning of year..............        13,547,388        14,198,348         9,963,889        13,340,006
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,959,914  $     13,547,388  $     11,768,551  $      9,963,889
                                    ================  ================  ================  ================

                                                                                  MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS         EMERGING MARKETS EQUITY
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        885,350  $        832,251   $      (329,901)  $          6,177
   Net realized gains (losses)....         7,975,121         4,762,941        (1,105,970)       (1,135,337)
   Change in unrealized gains
     (losses) on investments......       (4,101,375)       (4,943,047)          5,198,875       (6,373,766)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,759,096           652,145          3,763,004       (7,502,926)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,339,059         2,443,866            160,473           231,208
   Net transfers (including fixed
     account).....................       (2,373,591)       (2,855,179)        (1,781,990)         1,550,028
   Contract charges...............          (75,385)          (82,364)            (9,017)           (9,791)
   Transfers for contract benefits
     and terminations.............      (13,837,533)      (14,377,761)        (5,032,124)       (7,586,019)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,947,450)      (14,871,438)        (6,662,658)       (5,814,574)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,188,354)      (14,219,293)        (2,899,654)      (13,317,500)
NET ASSETS:
   Beginning of year..............       135,115,612       149,334,905         40,103,316        53,420,816
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    125,927,258  $    135,115,612   $     37,203,662  $     40,103,316
                                    ================  ================   ================  ================

                                           MIST MET/EATON VANCE
                                               FLOATING RATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         77,084  $         70,576
   Net realized gains (losses)....          (73,348)          (42,525)
   Change in unrealized gains
     (losses) on investments......           209,981         (139,928)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           213,717         (111,877)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               203             7,678
   Net transfers (including fixed
     account).....................         (791,797)            27,384
   Contract charges...............              (69)             (130)
   Transfers for contract benefits
     and terminations.............         (304,901)         (428,341)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,096,564)         (393,409)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (882,847)         (505,286)
NET ASSETS:
   Beginning of year..............         3,637,330         4,142,616
                                    ----------------  ----------------
   End of year....................  $      2,754,483  $      3,637,330
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            MIST MET/WELLINGTON
                                            LARGE CAP RESEARCH           MIST METLIFE ASSET ALLOCATION 100
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        279,130  $      (333,236)  $        587,856  $         42,310
   Net realized gains (losses)....         3,890,674         5,440,443         7,797,366         5,986,553
   Change in unrealized gains
     (losses) on investments......       (1,821,494)       (3,797,151)       (4,254,460)       (7,932,688)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,348,310         1,310,056         4,130,762       (1,903,825)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           137,931           175,089         2,393,098         2,685,137
   Net transfers (including fixed
     account).....................       (1,362,827)       (1,207,865)       (2,033,832)         (692,178)
   Contract charges...............          (25,000)          (27,027)          (52,246)          (55,229)
   Transfers for contract benefits
     and terminations.............       (5,036,315)       (5,767,799)       (5,536,633)       (4,756,899)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (6,286,211)       (6,827,602)       (5,229,613)       (2,819,169)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,937,901)       (5,517,546)       (1,098,851)       (4,722,994)
NET ASSETS:
   Beginning of year..............        40,746,872        46,264,418        59,108,391        63,831,385
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     36,808,971  $     40,746,872  $     58,009,540  $     59,108,391
                                    ================  ================  ================  ================

                                         MIST METLIFE MULTI-INDEX
                                               TARGETED RISK               MIST METLIFE SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             178  $            224  $      (399,086)  $    (1,519,251)
   Net realized gains (losses)....              (112)               808           543,579        40,701,939
   Change in unrealized gains
     (losses) on investments......              1,773           (1,787)        26,380,882      (46,437,528)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              1,839             (755)        26,525,375       (7,254,840)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             23,270            19,599         1,541,331         1,904,906
   Net transfers (including fixed
     account).....................             68,506               861       (3,377,865)       (2,914,553)
   Contract charges...............               (45)               (3)          (43,727)          (44,746)
   Transfers for contract benefits
     and terminations.............            (8,209)             (221)      (10,244,889)      (14,626,342)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............             83,522            20,236      (12,125,150)      (15,680,735)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             85,361            19,481        14,400,225      (22,935,575)
NET ASSETS:
   Beginning of year..............             31,905            12,424        97,811,772       120,747,347
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $         117,266  $         31,905  $    112,211,997  $     97,811,772
                                    =================  ================  ================  ================

                                                                             MIST MORGAN STANLEY MID CAP
                                      MIST MFS RESEARCH INTERNATIONAL                  GROWTH
                                                SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2016              2015               2016               2015
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        273,784  $        862,282  $       (153,222)  $       (202,171)
   Net realized gains (losses)....       (1,291,342)         (107,034)            403,405            724,182
   Change in unrealized gains
     (losses) on investments......         (539,602)       (2,629,409)        (1,164,910)        (1,223,721)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,557,160)       (1,874,161)          (914,727)          (701,710)
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           524,920           508,172             12,252             29,156
   Net transfers (including fixed
     account).....................         (871,478)         1,397,495          (341,992)          (133,677)
   Contract charges...............          (27,528)          (31,605)            (1,091)            (1,330)
   Transfers for contract benefits
     and terminations.............       (7,095,512)       (9,271,664)          (883,834)        (1,283,539)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (7,469,598)       (7,397,602)        (1,214,665)        (1,389,390)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............       (9,026,758)       (9,271,763)        (2,129,392)        (2,091,100)
NET ASSETS:
   Beginning of year..............        63,005,452        72,277,215          9,645,446         11,736,546
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $     53,978,694  $     63,005,452  $       7,516,054  $       9,645,446
                                    ================  ================  =================  =================


                                     MIST OPPENHEIMER GLOBAL EQUITY
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (791,378)  $      (808,711)
   Net realized gains (losses)....        19,925,223        19,253,564
   Change in unrealized gains
     (losses) on investments......      (23,598,695)       (7,961,424)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,464,850)        10,483,429
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,074,197         6,173,498
   Net transfers (including fixed
     account).....................       (6,419,462)       (6,330,514)
   Contract charges...............         (117,721)         (136,679)
   Transfers for contract benefits
     and terminations.............      (31,683,831)      (38,247,891)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (33,146,817)      (38,541,586)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (37,611,667)      (28,058,157)
NET ASSETS:
   Beginning of year..............       323,609,477       351,667,634
                                    ----------------  ----------------
   End of year....................  $    285,997,810  $    323,609,477
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                          MIST PIMCO INFLATION
                                             PROTECTED BOND                 MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2016              2015             2016              2015
                                    ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (812,709)  $      2,028,568  $     1,741,688  $      8,042,023
   Net realized gains (losses)....      (1,067,016)       (1,499,033)         (64,987)         3,920,021
   Change in unrealized gains
     (losses) on investments......        3,655,250       (3,060,352)          398,523      (15,304,841)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,775,525       (2,530,817)        2,075,224       (3,342,797)
                                    ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,330,903         1,315,016        2,543,989         2,469,405
   Net transfers (including fixed
     account).....................      (1,733,357)       (3,098,875)      (3,631,126)       (7,014,522)
   Contract charges...............         (12,414)          (13,945)         (47,717)          (53,613)
   Transfers for contract benefits
     and terminations.............      (5,181,312)       (9,534,376)     (25,744,712)      (35,377,196)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (5,596,180)      (11,332,180)     (26,879,566)      (39,975,926)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (3,820,655)      (13,862,997)     (24,804,342)      (43,318,723)
NET ASSETS:
   Beginning of year..............       51,884,514        65,747,511      200,669,344       243,988,067
                                    ---------------  ----------------  ---------------  ----------------
   End of year....................  $    48,063,859  $     51,884,514  $   175,865,002  $    200,669,344
                                    ===============  ================  ===============  ================

                                                                               MIST SSGA GROWTH AND
                                         MIST PYRAMIS MANAGED RISK                  INCOME ETF
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $            (3)  $            (4)  $      1,164,091  $      1,244,376
   Net realized gains (losses)....                60               539         6,475,517         8,080,443
   Change in unrealized gains
     (losses) on investments......               858           (1,073)       (3,010,974)      (12,866,922)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               915             (538)         4,628,634       (3,542,103)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,497             9,527         2,333,975         2,285,272
   Net transfers (including fixed
     account).....................               113           (2,667)       (2,271,885)       (1,663,381)
   Contract charges...............               (2)                --         (115,566)         (124,667)
   Transfers for contract benefits
     and terminations.............               (9)               (4)       (9,495,937)      (10,363,431)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,599             6,856       (9,549,413)       (9,866,207)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,514             6,318       (4,920,779)      (13,408,310)
NET ASSETS:
   Beginning of year..............            17,857            11,539       109,354,013       122,762,323
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $         28,371  $         17,857  $    104,433,234  $    109,354,013
                                    ================  ================  ================  ================

                                                                         MIST T. ROWE PRICE LARGE CAP
                                          MIST SSGA GROWTH ETF                       VALUE
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2016             2015              2016              2015
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,225,761  $     1,152,160  $      4,636,452  $       160,602
   Net realized gains (losses)....         9,159,575       10,196,188        44,967,999        9,171,343
   Change in unrealized gains
     (losses) on investments......       (3,023,203)     (16,379,555)       (1,729,389)     (29,857,732)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,362,133      (5,031,207)        47,875,062     (20,525,787)
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,643,729        3,853,374         3,866,783        4,978,508
   Net transfers (including fixed
     account).....................       (2,491,144)      (2,301,036)       (9,566,265)      (5,362,714)
   Contract charges...............         (142,588)        (153,046)         (134,324)        (141,231)
   Transfers for contract benefits
     and terminations.............      (11,662,235)     (13,906,872)      (42,029,707)     (55,336,625)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,652,238)     (12,507,580)      (47,863,513)     (55,862,062)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,290,105)     (17,538,787)            11,549     (76,387,849)
NET ASSETS:
   Beginning of year..............       139,366,676      156,905,463       366,982,709      443,370,558
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    136,076,571  $   139,366,676  $    366,994,258  $   366,982,709
                                    ================  ===============  ================  ===============

                                        MIST T. ROWE PRICE MID CAP
                                                  GROWTH
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,707)  $       (36,721)
   Net realized gains (losses)....           235,808           420,408
   Change in unrealized gains
     (losses) on investments......         (182,386)         (285,565)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            27,715            98,122
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               325
   Net transfers (including fixed
     account).....................         (310,290)         (149,633)
   Contract charges...............             (320)             (312)
   Transfers for contract benefits
     and terminations.............         (276,847)         (172,597)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (587,457)         (322,217)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (559,742)         (224,095)
NET ASSETS:
   Beginning of year..............         1,870,191         2,094,286
                                    ----------------  ----------------
   End of year....................  $      1,310,449  $      1,870,191
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                            MSF BARCLAYS AGGREGATE BOND
                                      MORGAN STANLEY MULTI CAP GROWTH                  INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (16,082)  $       (18,479)  $      1,054,278  $      1,251,718
   Net realized gains (losses)....           134,755           220,565           233,281           176,702
   Change in unrealized gains
     (losses) on investments......         (162,328)         (149,761)         (406,120)       (2,074,694)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (43,655)            52,325           881,439         (646,274)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         1,497,373         1,579,838
   Net transfers (including fixed
     account).....................             1,544          (23,059)         (704,216)         (650,845)
   Contract charges...............              (68)              (75)          (39,779)          (42,735)
   Transfers for contract benefits
     and terminations.............          (69,948)         (152,548)       (7,193,321)       (8,067,002)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (68,472)         (175,682)       (6,439,943)       (7,180,744)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (112,127)         (123,357)       (5,558,504)       (7,827,018)
NET ASSETS:
   Beginning of year..............           790,647           914,004        68,017,985        75,845,003
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        678,520  $        790,647  $     62,459,481  $     68,017,985
                                    ================  ================  ================  ================

                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,285,326  $      3,537,244  $    (2,334,145)  $    (2,725,470)
   Net realized gains (losses)....           536,025         2,788,529        23,140,875        49,054,923
   Change in unrealized gains
     (losses) on investments......         (470,344)       (7,771,371)      (23,625,455)      (36,646,800)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,351,007       (1,445,598)       (2,818,725)         9,682,653
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           995,994         1,279,839         1,024,030         1,180,713
   Net transfers (including fixed
     account).....................         1,853,235         (596,979)       (3,625,731)       (3,302,806)
   Contract charges...............          (42,928)          (47,715)          (62,020)          (69,490)
   Transfers for contract benefits
     and terminations.............      (20,076,684)      (23,003,199)      (18,351,782)      (22,546,437)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,270,383)      (22,368,054)      (21,015,503)      (24,738,020)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,919,376)      (23,813,652)      (23,834,228)      (15,055,367)
NET ASSETS:
   Beginning of year..............       147,353,917       171,167,569       186,416,345       201,471,712
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    132,434,541  $    147,353,917  $    162,582,117  $    186,416,345
                                    ================  ================  ================  ================

                                                                                  MSF BLACKROCK
                                      MSF BLACKROCK LARGE CAP VALUE           ULTRA-SHORT TERM BOND
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (26,196)  $       (21,404)  $    (3,299,227)  $    (3,866,728)
   Net realized gains (losses)....           279,823           685,618            52,672                --
   Change in unrealized gains
     (losses) on investments......         1,260,670       (1,538,797)           500,725                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,514,297         (874,583)       (2,745,830)       (3,866,728)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           319,543           178,103         6,640,942         7,162,481
   Net transfers (including fixed
     account).....................          (92,928)            26,416        39,666,696        88,449,377
   Contract charges...............           (2,355)           (2,634)         (108,280)         (122,992)
   Transfers for contract benefits
     and terminations.............       (1,460,780)       (1,885,354)      (64,130,165)     (117,052,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,236,520)       (1,683,469)      (17,930,807)      (21,563,523)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           277,777       (2,558,052)      (20,676,637)      (25,430,251)
NET ASSETS:
   Beginning of year..............        10,329,127        12,887,179       234,598,971       260,029,222
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,606,904  $     10,329,127  $    213,922,334  $    234,598,971
                                    ================  ================  ================  ================


                                       MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,062,938)  $    (1,267,242)
   Net realized gains (losses)....        10,153,360        15,627,482
   Change in unrealized gains
     (losses) on investments......       (6,486,884)      (12,804,276)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,603,538         1,555,964
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           497,508           464,259
   Net transfers (including fixed
     account).....................       (2,125,269)         (757,088)
   Contract charges...............          (43,317)          (48,084)
   Transfers for contract benefits
     and terminations.............       (8,226,899)      (10,811,423)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,897,977)      (11,152,336)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,294,439)       (9,596,372)
NET ASSETS:
   Beginning of year..............        78,853,375        88,449,747
                                    ----------------  ----------------
   End of year....................  $     71,558,936  $     78,853,375
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                             MSF JENNISON GROWTH          MSF LOOMIS SAYLES SMALL CAP CORE
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (3,534,951)  $    (4,079,989)  $        (11,818)  $       (14,348)
   Net realized gains (losses).....        46,718,088        67,121,004             39,018            99,823
   Change in unrealized gains
     (losses) on investments.......      (48,467,290)      (29,066,135)             64,978         (109,964)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,284,153)        33,974,880             92,178          (24,489)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,518,932         4,660,876                340               845
   Net transfers (including fixed
     account)......................       (7,572,104)       (6,412,253)            109,059           (6,520)
   Contract charges................         (210,030)         (229,901)               (31)              (34)
   Transfers for contract benefits
     and terminations..............      (31,594,437)      (37,267,731)          (143,370)          (58,342)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (34,857,639)      (39,249,009)           (34,002)          (64,051)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (40,141,792)       (5,274,129)             58,176          (88,540)
NET ASSETS:
   Beginning of year...............       370,985,158       376,259,287            637,286           725,826
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    330,843,366  $    370,985,158  $         695,462  $        637,286
                                     ================  ================  =================  ================

                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (14,129)  $       (14,195)  $           5,427  $         (4,362)
   Net realized gains (losses).....           228,633           320,054          (111,449)            223,437
   Change in unrealized gains
     (losses) on investments.......            92,465         (501,074)            112,177          (183,760)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           306,969         (195,215)              6,155             35,315
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --              7,162              5,476
   Net transfers (including fixed
     account)......................           114,178          (36,833)          (795,841)            256,896
   Contract charges................             (149)             (164)               (24)               (80)
   Transfers for contract benefits
     and terminations..............         (210,319)         (230,925)          (108,204)          (251,864)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          (96,290)         (267,922)          (896,907)             10,428
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           210,679         (463,137)          (890,752)             45,743
NET ASSETS:
   Beginning of year...............         1,498,283         1,961,420          1,434,554          1,388,811
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      1,708,962  $      1,498,283  $         543,802  $       1,434,554
                                     ================  ================  =================  =================

                                                                                 MSF MET/WELLINGTON
                                         MSF MET/WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      3,505,439  $      1,808,489  $         15,102  $       (145,653)
   Net realized gains (losses).....        15,252,242        49,554,376         3,793,458         31,153,170
   Change in unrealized gains
     (losses) on investments.......       (5,961,390)      (47,869,315)         1,354,198       (30,653,946)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        12,796,291         3,493,550         5,162,758            353,571
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,995,304         2,878,559           415,645            193,460
   Net transfers (including fixed
     account)......................       (2,789,477)         (374,264)        46,174,713        (1,846,975)
   Contract charges................         (137,127)         (171,916)          (69,436)           (16,920)
   Transfers for contract benefits
     and terminations..............      (26,759,940)      (24,110,151)      (13,737,985)       (13,992,312)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (26,691,240)      (21,777,772)        32,782,937       (15,662,747)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (13,894,949)      (18,284,222)        37,945,695       (15,309,176)
NET ASSETS:
   Beginning of year...............       244,860,534       263,144,756        80,800,707         96,109,883
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    230,965,585  $    244,860,534  $    118,746,402  $      80,800,707
                                     ================  ================  ================  =================


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUBACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        368,998  $        151,862
   Net realized gains (losses).....           513,075           844,042
   Change in unrealized gains
     (losses) on investments.......         (218,711)       (1,501,646)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           663,362         (505,742)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           503,438           542,478
   Net transfers (including fixed
     account)......................          (21,301)       (1,182,099)
   Contract charges................           (7,653)           (8,765)
   Transfers for contract benefits
     and terminations..............       (4,562,662)       (4,815,670)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,088,178)       (5,464,056)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,424,816)       (5,969,798)
NET ASSETS:
   Beginning of year...............        23,643,801        29,613,599
                                     ----------------  ----------------
   End of year.....................  $     20,218,985  $     23,643,801
                                     ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        MSF METLIFE ASSET ALLOCATION 40      MSF METLIFE ASSET ALLOCATION 60
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2016                2015              2016              2015
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,563,013  $       (905,977)  $      7,827,754  $     (4,816,035)
   Net realized gains (losses).....          4,556,831          5,650,325        41,062,276         40,033,075
   Change in unrealized gains
     (losses) on investments.......        (2,950,638)        (6,524,264)      (24,270,212)       (48,291,607)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,169,206        (1,779,916)        24,619,818       (13,074,567)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,646,111          2,376,522        10,614,246         13,441,515
   Net transfers (including fixed
     account)......................        (1,050,062)        (1,001,776)       (8,214,538)        (5,606,222)
   Contract charges................           (34,268)           (37,646)         (290,555)          (315,904)
   Transfers for contract benefits
     and terminations..............       (10,100,352)       (12,205,735)      (54,521,198)       (65,426,374)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (9,538,571)       (10,868,635)      (52,412,045)       (57,906,985)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,369,365)       (12,648,551)      (27,792,227)       (70,981,552)
NET ASSETS:
   Beginning of year...............         74,878,498         87,527,049       480,001,704        550,983,256
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      68,509,133  $      74,878,498  $    452,209,477  $     480,001,704
                                     =================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT                            SUBACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2016              2015              2016                2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       7,375,335  $    (8,209,117)  $           6,793  $        (11,568)
   Net realized gains (losses).....         67,473,109        35,760,780          1,489,450          1,432,529
   Change in unrealized gains
     (losses) on investments.......       (40,103,390)      (47,147,251)          1,349,924        (2,015,439)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         34,745,054      (19,595,588)          2,846,167          (594,478)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         15,043,435        14,238,008          1,053,483            986,880
   Net transfers (including fixed
     account)......................        (8,127,733)       (3,435,538)           (30,049)            682,877
   Contract charges................          (391,318)         (415,622)            (8,013)            (7,606)
   Transfers for contract benefits
     and terminations..............       (49,523,112)      (53,270,926)        (1,309,033)        (1,915,338)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (42,998,728)      (42,884,078)          (293,612)          (253,187)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (8,253,674)      (62,479,666)          2,552,555          (847,665)
NET ASSETS:
   Beginning of year...............        582,539,493       645,019,159         15,269,454         16,117,119
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     574,285,819  $    582,539,493  $      17,822,009  $      15,269,454
                                     =================  ================  =================  =================

                                           MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015                2016              2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      5,950,607  $       3,738,664  $       4,508,514  $      3,781,141
   Net realized gains (losses).....        61,017,384         87,112,358         23,596,638        11,277,233
   Change in unrealized gains
     (losses) on investments.......        11,351,356       (91,658,276)        (2,527,085)      (21,847,358)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        78,319,347          (807,254)         25,578,067       (6,788,984)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,498,041         13,065,466          4,117,633         4,739,381
   Net transfers (including fixed
     account)......................      (20,415,166)       (45,279,988)        (5,826,167)       (5,011,638)
   Contract charges................         (447,756)          (480,768)          (138,148)         (150,142)
   Transfers for contract benefits
     and terminations..............      (77,423,014)       (89,274,254)       (43,812,952)      (52,994,984)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (85,787,895)      (121,969,544)       (45,659,634)      (53,417,383)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (7,468,548)      (122,776,798)       (20,081,567)      (60,206,367)
NET ASSETS:
   Beginning of year...............       825,958,902        948,735,700        367,197,782       427,404,149
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    818,490,354  $     825,958,902  $     347,116,215  $    367,197,782
                                     ================  =================  =================  ================

                                                MSF MFS VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         861,040  $      1,519,323
   Net realized gains (losses).....         11,708,015        24,685,200
   Change in unrealized gains
     (losses) on investments.......          2,304,669      (28,440,559)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         14,873,724       (2,236,036)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,288,553         1,431,532
   Net transfers (including fixed
     account)......................        (1,320,315)       (1,196,217)
   Contract charges................           (36,211)          (37,578)
   Transfers for contract benefits
     and terminations..............       (14,678,360)      (20,907,158)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (14,746,333)      (20,709,421)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............            127,391      (22,945,457)
NET ASSETS:
   Beginning of year...............        126,858,359       149,803,816
                                     -----------------  ----------------
   End of year.....................  $     126,985,750  $    126,858,359
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        691,710  $      1,132,624  $      (561,624)  $      (665,270)
   Net realized gains (losses)....       (1,605,838)       (1,094,191)         2,172,141         2,610,190
   Change in unrealized gains
     (losses) on investments......           932,437       (1,058,975)         7,579,184       (2,245,912)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            18,309       (1,020,542)         9,189,701         (300,992)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,471,232         1,669,245           680,563           897,116
   Net transfers (including fixed
     account).....................         (537,856)         (829,921)       (2,445,840)       (1,584,040)
   Contract charges...............          (25,078)          (29,905)          (27,399)          (28,813)
   Transfers for contract benefits
     and terminations.............       (4,511,503)       (4,816,703)       (6,014,590)       (8,658,285)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,603,205)       (4,007,284)       (7,807,266)       (9,374,022)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,584,896)       (5,027,826)         1,382,435       (9,675,014)
NET ASSETS:
   Beginning of year..............        50,132,009        55,159,835        59,714,866        69,389,880
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     46,547,113  $     50,132,009  $     61,097,301  $     59,714,866
                                    ================  ================  ================  ================

                                                                            MSF T. ROWE PRICE LARGE CAP
                                          MSF RUSSELL 2000 INDEX                      GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        181,485  $         16,168  $      (834,484)  $      (934,826)
   Net realized gains (losses)....         8,196,855         9,509,106         7,199,316        13,336,229
   Change in unrealized gains
     (losses) on investments......        10,191,577      (15,257,920)       (6,641,279)       (7,346,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        18,569,917       (5,732,646)         (276,447)         5,054,464
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,972,621         2,132,061           889,130           794,379
   Net transfers (including fixed
     account).....................       (1,589,531)         (375,941)         (968,588)         2,269,515
   Contract charges...............          (56,904)          (60,456)          (16,178)          (17,995)
   Transfers for contract benefits
     and terminations.............       (9,385,346)       (9,542,787)       (5,839,793)       (8,875,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,059,160)       (7,847,123)       (5,935,429)       (5,830,071)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,510,757      (13,579,769)       (6,211,876)         (775,607)
NET ASSETS:
   Beginning of year..............       101,108,420       114,688,189        58,885,774        59,661,381
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    110,619,177  $    101,108,420  $     52,673,898  $     58,885,774
                                    ================  ================  ================  ================

                                        MSF T. ROWE PRICE SMALL CAP        MSF WESTERN ASSET MANAGEMENT
                                                  GROWTH                   STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,326,583)  $    (1,533,844)  $        651,395  $      1,191,809
   Net realized gains (losses)....        16,674,139        15,664,305           440,473           192,717
   Change in unrealized gains
     (losses) on investments......       (5,240,914)      (12,417,243)         6,086,821       (2,592,005)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,106,642         1,713,218         7,178,689       (1,207,479)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,617,681         2,424,047           730,921            95,918
   Net transfers (including fixed
     account).....................       (3,400,052)         (546,725)       149,135,642       (1,128,640)
   Contract charges...............          (47,085)          (50,239)          (61,429)           (5,492)
   Transfers for contract benefits
     and terminations.............      (10,165,512)      (12,140,351)      (18,409,893)       (5,107,602)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,994,968)      (10,313,268)       131,395,241       (6,145,816)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (888,326)       (8,600,050)       138,573,930       (7,353,295)
NET ASSETS:
   Beginning of year..............       109,539,493       118,139,543        32,316,442        39,669,737
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    108,651,167  $    109,539,493  $    170,890,372  $     32,316,442
                                    ================  ================  ================  ================

                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,033,513  $        898,999
   Net realized gains (losses)....            30,051           125,482
   Change in unrealized gains
     (losses) on investments......       (1,013,053)       (1,636,137)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            50,511         (611,656)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,824,684         1,215,122
   Net transfers (including fixed
     account).....................         3,917,148         (247,767)
   Contract charges...............          (41,919)          (46,193)
   Transfers for contract benefits
     and terminations.............      (12,904,520)      (15,979,722)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,204,607)      (15,058,560)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,154,096)      (15,670,216)
NET ASSETS:
   Beginning of year..............        82,426,356        98,096,572
                                    ----------------  ----------------
   End of year....................  $     75,272,260  $     82,426,356
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2016              2015                2016              2015
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (250,762)  $       (293,548)  $         100,563  $           8,039
   Net realized gains (losses).....            921,495          3,015,323          1,434,517          1,174,152
   Change in unrealized gains
     (losses) on investments.......          1,831,176        (4,629,877)        (1,221,435)          (982,751)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,501,909        (1,908,102)            313,645            199,440
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             89,664            119,944             51,480            110,184
   Net transfers (including fixed
     account)......................          (374,058)          (564,899)             12,822             61,955
   Contract charges................            (7,822)            (8,841)            (3,739)            (4,039)
   Transfers for contract benefits
     and terminations..............        (3,245,210)        (4,479,399)        (1,261,343)        (1,921,784)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (3,537,426)        (4,933,195)        (1,200,780)        (1,753,684)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,035,517)        (6,841,297)          (887,135)        (1,554,244)
NET ASSETS:
   Beginning of year...............         20,514,005         27,355,302          8,432,222          9,986,466
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      19,478,488  $      20,514,005  $       7,545,087  $       8,432,222
                                     =================  =================  =================  =================

                                     TAP 1919 VARIABLE SOCIALLY RESPONSIVE
                                                   BALANCED                               UIF GROWTH
                                                  SUBACCOUNT                              SUBACCOUNT
                                     --------------------------------------  ------------------------------------
                                            2016              2015                  2016              2015
                                      ----------------  -----------------    -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $      (129,714)  $        (39,347)    $       (106,129)  $       (118,628)
   Net realized gains (losses).....          2,501,996          4,369,500            1,241,008          1,332,565
   Change in unrealized gains
     (losses) on investments.......          (732,681)        (5,490,996)          (1,342,478)          (544,548)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,639,601        (1,160,843)            (207,599)            669,389
                                      ----------------  -----------------    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            404,719            509,627                   --                 --
   Net transfers (including fixed
     account)......................          (673,150)          (469,835)            (177,905)          (126,360)
   Contract charges................           (26,297)           (28,330)                (856)              (833)
   Transfers for contract benefits
     and terminations..............        (3,729,158)        (5,435,281)            (629,924)          (563,694)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (4,023,886)        (5,423,819)            (808,685)          (690,887)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (2,384,285)        (6,584,662)          (1,016,284)           (21,498)
NET ASSETS:
   Beginning of year...............         36,506,368         43,091,030            6,666,780          6,688,278
                                      ----------------  -----------------    -----------------  -----------------
   End of year.....................   $     34,122,083  $      36,506,368    $       5,650,496  $       6,666,780
                                      ================  =================    =================  =================

(a) For the period May 1, 2015 to December 31, 2015.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AB Variable Products Series Fund, Inc. ("AB")              Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")         Metropolitan Series Fund ("MSF")*
Delaware VIP Trust ("Delaware VIP")                        Morgan Stanley Variable Investment Series ("Morgan
Deutsche Variable Series II ("Deutsche II")                  Stanley")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       The Alger Portfolios ("Alger")
   ("FTVIPT")                                              The Dreyfus Socially Responsible Growth Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           ("Dreyfus Socially Responsible Growth")
Legg Mason Partners Variable Equity Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVET")                                              Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2016:

AB Global Thematic Growth Subaccount                     LMPVET ClearBridge Variable Dividend Strategy
Alger Capital Appreciation Subaccount                      Subaccount (a)
American Funds Bond Subaccount                           LMPVET ClearBridge Variable Large Cap Growth
American Funds Global Growth Subaccount                    Subaccount
American Funds Global Small Capitalization               LMPVET ClearBridge Variable Large Cap Value
   Subaccount                                              Subaccount
American Funds Growth Subaccount                         LMPVET ClearBridge Variable Mid Cap Subaccount
American Funds Growth-Income Subaccount                  LMPVET ClearBridge Variable Small Cap Growth
Delaware VIP Small Cap Value Subaccount                    Subaccount
Deutsche II Government & Agency Securities               LMPVET QS Variable Conservative Growth
   Subaccount                                              Subaccount
Deutsche II Small Mid Cap Value Subaccount               LMPVET QS Variable Growth Subaccount
Dreyfus Socially Responsible Growth Subaccount           LMPVET QS Variable Moderate Growth Subaccount
Fidelity VIP Contrafund Subaccount (a)                   LMPVIT Western Asset Core Plus Subaccount
Fidelity VIP Dynamic Capital Appreciation                LMPVIT Western Asset Variable Global High Yield
   Subaccount                                              Bond Subaccount
Fidelity VIP Equity-Income Subaccount (a)                MIST American Funds Balanced Allocation
Fidelity VIP Freedom 2020 Subaccount                       Subaccount
Fidelity VIP Freedom 2025 Subaccount                     MIST American Funds Growth Allocation Subaccount
Fidelity VIP Freedom 2030 Subaccount                     MIST American Funds Moderate Allocation
Fidelity VIP Freedom 2040 Subaccount                       Subaccount
Fidelity VIP Freedom 2050 Subaccount                     MIST BlackRock High Yield Subaccount (a)
Fidelity VIP FundsManager 60% Subaccount                 MIST Clarion Global Real Estate Subaccount (a)
Fidelity VIP High Income Subaccount                      MIST ClearBridge Aggressive Growth Subaccount (a)
Fidelity VIP Mid Cap Subaccount                          MIST Harris Oakmark International Subaccount
FTVIPT Franklin Income VIP Subaccount                    MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Invesco Mid Cap Value Subaccount (a)
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Developing Markets VIP                  MIST Met/Aberdeen Emerging Markets Equity
   Subaccount                                              Subaccount (a)
FTVIPT Templeton Foreign VIP Subaccount                  MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Wellington Large Cap Research Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Research International Subaccount
Invesco V.I. S&P 500 Index Subaccount                    MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Enterprise Subaccount                        MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST PIMCO Inflation Protected Bond Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Total Return Subaccount
LMPVET ClearBridge Variable Aggressive Growth            MIST Pyramis Managed Risk Subaccount
   Subaccount (a)                                        MIST SSGA Growth and Income ETF Subaccount
LMPVET ClearBridge Variable Appreciation                 MIST SSGA Growth ETF Subaccount
   Subaccount                                            MIST T. Rowe Price Large Cap Value Subaccount (a)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST T. Rowe Price Mid Cap Growth Subaccount          MSF MetLife Asset Allocation 80 Subaccount
Morgan Stanley Multi Cap Growth Subaccount            MSF MetLife Mid Cap Stock Index Subaccount (a)
MSF Barclays Aggregate Bond Index Subaccount          MSF MetLife Stock Index Subaccount (a)
MSF BlackRock Bond Income Subaccount (a)              MSF MFS Total Return Subaccount (a)
MSF BlackRock Capital Appreciation Subaccount (a)     MSF MFS Value Subaccount (a)
MSF BlackRock Large Cap Value Subaccount              MSF MSCI EAFE Index Subaccount
MSF BlackRock Ultra-Short Term Bond Subaccount (a)    MSF Neuberger Berman Genesis Subaccount (a)
MSF Frontier Mid Cap Growth Subaccount (a)            MSF Russell 2000 Index Subaccount
MSF Jennison Growth Subaccount (a)                    MSF T. Rowe Price Large Cap Growth Subaccount (a)
MSF Loomis Sayles Small Cap Core Subaccount           MSF T. Rowe Price Small Cap Growth Subaccount
MSF Met/Artisan Mid Cap Value Subaccount              MSF Western Asset Management Strategic Bond
MSF Met/Dimensional International Small Company         Opportunities Subaccount (a)
   Subaccount                                         MSF Western Asset Management U.S. Government
MSF Met/Wellington Balanced Subaccount (a)              Subaccount
MSF Met/Wellington Core Equity Opportunities          Pioneer VCT Mid Cap Value Subaccount
   Subaccount (a)                                     Pioneer VCT Real Estate Shares Subaccount
MSF MetLife Asset Allocation 20 Subaccount            TAP 1919 Variable Socially Responsive Balanced
MSF MetLife Asset Allocation 40 Subaccount              Subaccount
MSF MetLife Asset Allocation 60 Subaccount            UIF Growth Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

B. The following Subaccounts had no net assets as of December 31, 2016:

Fidelity VIP Government Money Market Subaccount         MIST Met/Artisan International Subaccount*
MIST AB Global Dynamic Allocation Subaccount*           MIST Met/Franklin Low Duration Total Return
MIST Allianz Global Investors Dynamic Multi-Asset         Subaccount*
   Plus Subaccount*                                     MIST Met/Templeton International Bond Subaccount*
MIST AQR Global Risk Balanced Subaccount*               MIST MetLife Balanced Plus Subaccount*
MIST BlackRock Global Tactical Strategies               MIST PanAgora Global Diversified Risk Subaccount*
   Subaccount*                                          MIST Pyramis Government Income Subaccount*
MIST Goldman Sachs Mid Cap Value Subaccount*            MIST Schroders Global Multi-Asset Subaccount*
MIST Invesco Balanced-Risk Allocation Subaccount*       MIST TCW Core Fixed Income Subaccount*
MIST JPMorgan Core Bond Subaccount*                     MSF Baillie Gifford International Stock Subaccount*
MIST JPMorgan Global Active Allocation Subaccount*      MSF Van Eck Global Natural Resources Subaccount*

* These Subaccounts commenced on April 29, 2016


3. PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Subaccount            MIST Pioneer Strategic Income Subaccount
MIST Pioneer Fund Subaccount                          Wells Fargo VT Small Cap Value Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                              New Name

ClearBridge Variable Mid Cap Core Portfolio              ClearBridge Variable Mid Cap Portfolio
(MIST) MFS Emerging Markets Equity Portfolio             (MIST) Met/Aberdeen Emerging Markets Equity
                                                           Portfolio
(MIST) WMC Large Cap Research Portfolio                  (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                   (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                             (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio            (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
QS Legg Mason Variable Conservative Growth               QS Variable Conservative Growth
QS Legg Mason Variable Growth                            QS Variable Growth
QS Legg Mason Variable Moderate Growth                   QS Variable Moderate Growth

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture                       (MSF) Western Asset Management Strategic Bond
   Portfolio                                               Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

LIQUIDATION:

Former Portfolio

Wells Fargo VT Small Cap Value Fund


4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                   0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                               0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                        0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                               0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                         0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                         1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                      1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                   ------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------     -------------   --------------
     AB Global Thematic Growth Subaccount........................         18,365          290,240            11,923           50,887
     Alger Capital Appreciation Subaccount.......................         37,106        2,138,415            57,975          618,156
     American Funds Bond Subaccount..............................        456,651        4,922,246         1,296,118        1,501,015
     American Funds Global Growth Subaccount.....................      3,961,404       84,480,470        11,177,858       19,726,040
     American Funds Global Small Capitalization Subaccount.......         88,479        1,729,411           459,779          551,934
     American Funds Growth Subaccount............................      3,399,968      197,748,441        26,018,800       40,473,771
     American Funds Growth-Income Subaccount.....................      4,390,573      168,937,240        28,180,773       36,795,707
     Delaware VIP Small Cap Value Subaccount.....................        283,315        8,573,037         1,376,016        1,267,406
     Deutsche II Government & Agency Securities Subaccount.......        201,547        2,460,619           216,224          393,682
     Deutsche II Small Mid Cap Value Subaccount..................        254,567        3,764,005           584,632        1,023,375
     Dreyfus Socially Responsible Growth Subaccount..............         13,439          406,773            61,102           21,356
     Fidelity VIP Contrafund Subaccount..........................      6,176,702      169,242,638        21,140,264       30,047,052
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        147,281        1,411,433           104,556          272,310
     Fidelity VIP Equity-Income Subaccount.......................     10,649,774      222,503,182        20,418,627       25,133,659
     Fidelity VIP Freedom 2020 Subaccount........................         34,096          421,936           482,030          133,587
     Fidelity VIP Freedom 2025 Subaccount........................         26,052          336,136           226,077           76,540
     Fidelity VIP Freedom 2030 Subaccount........................         44,235          565,484           125,609            1,838
     Fidelity VIP Freedom 2040 Subaccount........................          3,397           60,149            66,893           17,565
     Fidelity VIP Freedom 2050 Subaccount........................          2,903           47,354            45,018            2,629
     Fidelity VIP FundsManager 60% Subaccount....................     53,779,930      612,431,216        76,880,352       24,181,951
     Fidelity VIP High Income Subaccount.........................      3,618,925       21,602,445         1,626,688        2,386,036
     Fidelity VIP Mid Cap Subaccount.............................      7,432,358      219,730,623        20,079,549       31,665,782
     FTVIPT Franklin Income VIP Subaccount.......................      1,281,813       18,970,626         1,582,104        4,753,278
     FTVIPT Franklin Mutual Shares VIP Subaccount................        737,396       12,857,247         1,615,327        3,531,926
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        567,468       12,121,761         4,000,381        5,232,024
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,442,083       28,290,818         3,555,835        4,214,976
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,988,866       19,174,919         1,185,798        2,558,871
     FTVIPT Templeton Foreign VIP Subaccount.....................      4,074,557       57,287,117         5,027,796       10,088,553
     Invesco V.I. Comstock Subaccount............................        288,054        3,855,608           535,466        1,004,135
     Invesco V.I. Diversified Dividend Subaccount................         47,765          780,855           135,666          324,941
     Invesco V.I. Equity and Income Subaccount...................      2,815,884       39,187,014         2,765,589        9,398,887
     Invesco V.I. Government Securities Subaccount...............        653,815        7,643,447           815,231        2,150,247
     Invesco V.I. Managed Volatility Subaccount..................        103,042        1,496,178           143,241          321,696
     Invesco V.I. S&P 500 Index Subaccount.......................        114,181        1,491,027           317,637          638,336
     Janus Aspen Enterprise Subaccount...........................        218,583        9,086,670         1,890,250        2,266,311
     Janus Aspen Global Research Subaccount......................         16,949          501,676            36,660          169,198
     Janus Aspen Overseas Subaccount.............................      1,204,955       46,726,013         3,536,809        4,042,243
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     13,104,945      228,814,324        22,351,665       45,612,100
     LMPVET ClearBridge Variable Appreciation Subaccount.........      6,679,476      166,666,889        10,486,831       38,909,948
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      5,294,068       66,730,001         3,316,803       15,451,108
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      4,291,898       75,444,018        10,749,971       15,230,853
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,857,545       95,831,523         6,012,876       15,651,650
     LMPVET ClearBridge Variable Mid Cap Subaccount..............      1,681,793       23,798,537         1,541,859        4,528,044
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      2,082,807       35,265,584         2,827,170        7,584,155
     LMPVET QS Variable Conservative Growth Subaccount...........      2,995,009       35,412,102         1,299,764        8,159,997
     LMPVET QS Variable Growth Subaccount........................      1,395,961       18,746,786         1,072,053        2,467,364
     LMPVET QS Variable Moderate Growth Subaccount...............      2,065,449       23,881,603         1,158,640        3,324,649
     LMPVIT Western Asset Core Plus Subaccount...................     10,554,029       67,949,012         3,390,903       11,153,309
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount................................................        767,093        6,055,546           517,887        1,355,908
     MIST American Funds Balanced Allocation Subaccount..........        556,618        5,441,507         4,523,877        3,768,262
     MIST American Funds Growth Allocation Subaccount............        415,428        3,961,926           810,638          459,581
     MIST American Funds Moderate Allocation Subaccount..........        298,161        2,972,978           555,579          607,507
     MIST BlackRock High Yield Subaccount........................     10,777,150       86,592,850        13,658,125       19,177,676
     MIST Clarion Global Real Estate Subaccount..................      5,030,736       62,316,787         4,426,563       10,830,380

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  -----------------------------     ------------------------------
                                                                                                       COST OF         PROCEEDS
                                                                     SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    ------------     -------------   --------------
     MIST ClearBridge Aggressive Growth Subaccount..............     30,561,998     430,862,563         7,967,610       65,969,417
     MIST Harris Oakmark International Subaccount...............      4,079,143      60,019,753         8,672,280       12,429,404
     MIST Invesco Comstock Subaccount...........................     12,528,921     132,981,715        19,617,398       31,454,962
     MIST Invesco Mid Cap Value Subaccount......................      2,145,304      39,442,572         3,497,227        5,923,515
     MIST Invesco Small Cap Growth Subaccount...................        955,494      14,411,523         3,717,693        3,374,631
     MIST JPMorgan Small Cap Value Subaccount...................        649,838       9,723,906         2,135,008        2,318,354
     MIST Loomis Sayles Global Markets Subaccount...............      8,383,972      96,073,560         7,160,245       16,084,032
     MIST Met/Aberdeen Emerging Markets Equity Subaccount.......      4,165,539      41,413,005         2,255,678        9,248,236
     MIST Met/Eaton Vance Floating Rate Subaccount..............        267,686       2,781,903           401,919        1,421,399
     MIST Met/Wellington Large Cap Research Subaccount..........      2,694,654      29,670,712         3,850,100        7,333,179
     MIST MetLife Asset Allocation 100 Subaccount...............      5,013,791      54,689,851        10,273,627        7,652,460
     MIST MetLife Multi-Index Targeted Risk Subaccount..........          9,797         116,982            93,208            9,508
     MIST MetLife Small Cap Value Subaccount....................      7,103,281     109,299,185         5,188,142       15,003,168
     MIST MFS Research International Subaccount.................      5,365,676      60,163,560         3,073,364       10,269,179
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        529,244       6,045,766           596,584        1,964,473
     MIST Oppenheimer Global Equity Subaccount..................     14,857,815     243,441,280        21,468,396       40,887,124
     MIST PIMCO Inflation Protected Bond Subaccount.............      4,924,608      52,944,692         2,774,399        9,183,291
     MIST PIMCO Total Return Subaccount.........................     15,815,199     178,331,996        10,629,911       35,767,799
     MIST Pyramis Managed Risk Subaccount.......................          2,535          28,257             9,745               89
     MIST SSGA Growth and Income ETF Subaccount.................      9,476,700     101,430,706         9,056,840       11,383,637
     MIST SSGA Growth ETF Subaccount............................     12,336,954     131,311,815        12,226,104       12,856,374
     MIST T. Rowe Price Large Cap Value Subaccount..............     10,909,042     337,965,813        58,411,293       60,028,215
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        135,377       1,315,445           270,925          684,684
     Morgan Stanley Multi Cap Growth Subaccount.................         17,200         647,559           132,450           96,485
     MSF Barclays Aggregate Bond Index Subaccount...............      5,746,042      62,542,413         4,248,470        9,634,134
     MSF BlackRock Bond Income Subaccount.......................      1,256,272     132,147,663        11,874,136       26,859,195
     MSF BlackRock Capital Appreciation Subaccount..............      4,895,490     114,207,594        16,928,295       25,032,021
     MSF BlackRock Large Cap Value Subaccount...................      1,187,784      11,840,097         1,676,923        2,161,022
     MSF BlackRock Ultra-Short Term Bond Subaccount.............      2,133,941     213,421,332        79,132,571      100,361,947
     MSF Frontier Mid Cap Growth Subaccount.....................      2,322,226      63,870,782        10,198,269       12,450,739
     MSF Jennison Growth Subaccount.............................     25,015,214     316,574,131        47,591,194       41,699,355
     MSF Loomis Sayles Small Cap Core Subaccount................          2,687         665,606           197,845          193,278
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,650       1,398,989           336,550          260,767
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         43,504         603,654           214,824        1,029,113
     MSF Met/Wellington Balanced Subaccount.....................     12,492,404     200,414,141        21,445,423       33,716,411
     MSF Met/Wellington Core Equity Opportunities Subaccount....      4,178,061     127,371,521        57,057,077       18,754,539
     MSF MetLife Asset Allocation 20 Subaccount.................      1,907,452      21,267,794         2,895,284        5,880,953
     MSF MetLife Asset Allocation 40 Subaccount.................      6,089,701      69,667,579        11,041,009       14,349,548
     MSF MetLife Asset Allocation 60 Subaccount.................     38,683,446     458,840,253        63,409,731       66,370,030
     MSF MetLife Asset Allocation 80 Subaccount.................     44,866,080     573,130,897        95,031,986       63,362,463
     MSF MetLife Mid Cap Stock Index Subaccount.................        944,850      14,827,600         3,329,805        2,372,965
     MSF MetLife Stock Index Subaccount.........................     17,821,047     623,629,152        69,571,192      114,134,780
     MSF MFS Total Return Subaccount............................      2,054,386     294,699,882        31,729,539       57,762,715
     MSF MFS Value Subaccount...................................      8,305,126     121,155,322        18,640,234       21,154,309
     MSF MSCI EAFE Index Subaccount.............................      3,888,648      59,502,166         2,448,762        5,360,257
     MSF Neuberger Berman Genesis Subaccount....................      2,865,343      41,974,375         1,142,639        9,511,695
     MSF Russell 2000 Index Subaccount..........................      5,470,780      80,605,634         9,817,418       12,907,213
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,650,810      50,098,003        10,008,200       10,112,930
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,402,843      87,531,747        16,223,847       14,462,057
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................     12,787,840     165,489,092       158,787,038       26,739,950
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      6,411,607      76,630,315         9,571,172       15,742,266

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     Pioneer VCT Mid Cap Value Subaccount.......................        960,478       19,085,528        1,815,494        4,374,274
     Pioneer VCT Real Estate Shares Subaccount..................        460,067        8,537,443        2,193,720        1,804,709
     TAP 1919 Variable Socially Responsive Balanced
       Subaccount...............................................      1,315,931       32,624,819        2,803,521        4,827,164
     UIF Growth Subaccount......................................        229,229        4,632,499        1,184,526        1,115,949

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                      AB GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION           AMERICAN FUNDS BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         433,718          842,863         973,382        1,145,362       2,919,559        3,888,953
Units issued and transferred
   from other funding options....          16,714            8,029          17,163          147,172         770,840          509,746
Units redeemed and transferred to
   other funding options.........        (48,035)        (417,174)       (200,200)        (319,152)       (894,985)      (1,479,140)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         402,397          433,718         790,345          973,382       2,795,414        2,919,559
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                                                              AMERICAN FUNDS
                                     AMERICAN FUNDS GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       43,593,647       50,715,493          620,815          785,948
Units issued and transferred
   from other funding options....        1,145,866        2,049,606           39,344           66,178
Units redeemed and transferred to
   other funding options.........      (7,726,016)      (9,171,452)        (164,468)        (231,311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       37,013,497       43,593,647          495,691          620,815
                                   ===============  ===============  ===============  ===============



                                         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT
                                   --------------------------------
                                         2016             2015
                                   ---------------  ---------------

Units beginning of year..........      103,574,782      122,112,054
Units issued and transferred
   from other funding options....        2,985,402        4,087,732
Units redeemed and transferred to
   other funding options.........     (16,805,003)     (22,625,004)
                                   ---------------  ---------------
Units end of year................       89,755,181      103,574,782
                                   ===============  ===============


                                     AMERICAN FUNDS GROWTH-INCOME      DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       96,683,093      114,152,086        2,998,177        3,517,796
Units issued and transferred
   from other funding options....        2,630,261        4,047,386          156,661           61,518
Units redeemed and transferred to
   other funding options.........     (16,287,210)     (21,516,379)        (390,498)        (581,137)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       83,026,144       96,683,093        2,764,340        2,998,177
                                   ===============  ===============  ===============  ===============


                                      DEUTSCHE II GOVERNMENT &
                                          AGENCY SECURITIES           DEUTSCHE II SMALL MID CAP VALUE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,061,094        2,276,924        1,750,951        2,326,077
Units issued and transferred
   from other funding options....          131,560          179,781           60,584           75,880
Units redeemed and transferred to
   other funding options.........        (295,713)        (395,611)        (380,012)        (651,006)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,896,941        2,061,094        1,431,523        1,750,951
                                   ===============  ===============  ===============  ===============


                                                DREYFUS
                                      SOCIALLY RESPONSIBLE GROWTH        FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          253,443          380,167       82,770,515       92,864,202
Units issued and transferred
   from other funding options....            5,593           20,569        3,516,391        4,551,613
Units redeemed and transferred to
   other funding options.........          (6,138)        (147,293)     (12,832,376)     (14,645,300)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          252,898          253,443       73,454,530       82,770,515
                                   ===============  ===============  ===============  ===============

                                             FIDELITY VIP
                                     DYNAMIC CAPITAL APPRECIATION        FIDELITY VIP EQUITY-INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........          934,036         1,011,331       52,549,940        58,365,899
Units issued and transferred
   from other funding options....            6,473           361,296        1,483,731         1,580,356
Units redeemed and transferred to
   other funding options.........        (114,211)         (438,591)      (6,391,332)       (7,396,315)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................          826,298           934,036       47,642,339        52,549,940
                                   ===============  ================  ===============  ================



                                       FIDELITY VIP FREEDOM 2020          FIDELITY VIP FREEDOM 2025
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016           2015 (a)
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            42,288               --          104,718                --
Units issued and transferred
   from other funding options....           276,435           42,332          121,655           104,821
Units redeemed and transferred to
   other funding options.........          (76,043)             (44)         (44,732)             (103)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................           242,680           42,288          181,641           104,718
                                   ================  ===============  ===============  ================



                                       FIDELITY VIP FREEDOM 2030          FIDELITY VIP FREEDOM 2040
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016            2015 (A)
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........           240,061               --             4,565               --
Units issued and transferred
   from other funding options....            59,702          240,091            29,405            4,586
Units redeemed and transferred to
   other funding options.........           (1,066)             (30)           (7,591)             (21)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................           298,697          240,061            26,379            4,565
                                   ================  ===============  ================  ===============


                                      FIDELITY VIP FREEDOM 2050        FIDELITY VIP FUNDSMANAGER 60%
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016           2015 (a)            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,194               --       43,562,575        3,719,213
Units issued and transferred
   from other funding options....           18,744            3,028        4,795,740       40,373,616
Units redeemed and transferred to
   other funding options.........          (1,201)            (834)      (1,465,717)        (530,254)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,737            2,194       46,892,598       43,562,575
                                   ===============  ===============  ===============  ===============



                                       FIDELITY VIP HIGH INCOME            FIDELITY VIP MID CAP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,309,633        7,082,915       78,497,047       88,269,188
Units issued and transferred
   from other funding options....          316,553          199,182        3,852,517        4,405,175
Units redeemed and transferred to
   other funding options.........        (799,536)        (972,464)     (11,516,530)     (14,177,316)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,826,650        6,309,633       70,833,034       78,497,047
                                   ===============  ===============  ===============  ===============


                                                                                FTVIPT
                                     FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       11,175,992      13,052,798        9,109,098       11,130,280
Units issued and transferred
   from other funding options....          382,854         441,808          169,298          291,148
Units redeemed and transferred to
   other funding options.........      (2,057,291)     (2,318,614)      (1,932,675)      (2,312,330)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        9,501,555      11,175,992        7,345,721        9,109,098
                                   ===============  ==============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                FTVIPT                        FTVIPT FRANKLIN
                                     FRANKLIN RISING DIVIDENDS VIP       SMALL-MID CAP GROWTH VIP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,513,466        9,499,985       13,151,027       15,338,031
Units issued and transferred
   from other funding options....          947,508          328,618          548,358          737,491
Units redeemed and transferred to
   other funding options.........      (2,271,312)      (2,315,137)      (2,058,524)      (2,924,495)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,189,662        7,513,466       11,640,861       13,151,027
                                   ===============  ===============  ===============  ===============


                                          FTVIPT TEMPLETON
                                       DEVELOPING MARKETS VIP          FTVIPT TEMPLETON FOREIGN VIP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        9,114,020       10,086,656       37,823,632       42,645,501
Units issued and transferred
   from other funding options....        1,227,892        1,027,745        3,100,044        4,414,237
Units redeemed and transferred to
   other funding options.........      (2,013,051)      (2,000,381)      (6,991,659)      (9,236,106)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,328,861        9,114,020       33,932,017       37,823,632
                                   ===============  ===============  ===============  ===============



                                         INVESCO V.I. COMSTOCK       INVESCO V.I. DIVERSIFIED DIVIDEND
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        3,897,706        4,455,900           764,684          832,783
Units issued and transferred
   from other funding options....           57,794           23,891            68,412           61,656
Units redeemed and transferred to
   other funding options.........        (613,337)        (582,085)         (170,627)        (129,755)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        3,342,163        3,897,706           662,469          764,684
                                   ===============  ===============   ===============  ===============

                                    INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                              SUBACCOUNT                          SUBACCOUNT
                                   ---------------------------------  ----------------------------------
                                         2016              2015              2016             2015
                                   ----------------  ---------------   ---------------  ---------------

Units beginning of year..........        25,216,381       30,474,326         7,219,285        8,543,666
Units issued and transferred
   from other funding options....           593,218        1,508,223           671,161          625,531
Units redeemed and transferred to
   other funding options.........       (4,495,556)      (6,766,168)       (1,722,960)      (1,949,912)
                                   ----------------  ---------------   ---------------  ---------------
Units end of year................        21,314,043       25,216,381         6,167,486        7,219,285
                                   ================  ===============   ===============  ===============


                                    INVESCO V.I. MANAGED VOLATILITY      INVESCO V.I. S&P 500 INDEX
                                              SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016            2015              2016              2015
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........          572,546          663,209         1,204,868         1,281,929
Units issued and transferred
   from other funding options....           39,256           95,076            87,833           109,011
Units redeemed and transferred to
   other funding options.........        (131,877)        (185,739)         (331,870)         (186,072)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................          479,925          572,546           960,831         1,204,868
                                   ===============  ===============  ================  ================


                                         JANUS ASPEN ENTERPRISE            JANUS ASPEN GLOBAL RESEARCH
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2016              2015              2016              2015
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         7,987,829         9,230,937           539,820           634,971
Units issued and transferred
   from other funding options....           552,187           473,648            27,899            38,064
Units redeemed and transferred to
   other funding options.........       (1,372,216)       (1,716,756)         (125,714)         (133,215)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         7,167,800         7,987,829           442,005           539,820
                                   ================  ================  ================  ================

                                                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015             2016            2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       23,066,962      25,235,388     167,403,724      192,876,953      123,885,127     144,399,729
Units issued and transferred
   from other funding options....        2,291,160       2,343,364       5,942,521        6,482,210        1,977,149       2,202,697
Units redeemed and transferred to
   other funding options.........      (4,093,381)     (4,511,790)    (23,402,967)     (31,955,439)     (17,498,041)    (22,717,299)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       21,264,741      23,066,962     149,943,278      167,403,724      108,364,235     123,885,127
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY        VARIABLE LARGE CAP GROWTH        VARIABLE LARGE CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015             2016            2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      54,421,552       63,992,104       42,889,895      49,849,619      57,721,574       66,183,724
Units issued and transferred
   from other funding options....       1,342,967        3,710,723        1,944,297       2,004,538       2,045,414        1,390,697
Units redeemed and transferred to
   other funding options.........     (8,112,496)     (13,281,275)      (6,724,857)     (8,964,262)     (7,886,784)      (9,852,847)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      47,652,023       54,421,552       38,109,335      42,889,895      51,880,204       57,721,574
                                   ==============  ===============  ===============  ==============  ==============  ===============

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE                   LMPVET QS
                                            VARIABLE MID CAP             VARIABLE SMALL CAP GROWTH     VARIABLE CONSERVATIVE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      13,634,362       15,892,449      19,565,583      22,972,604      26,949,264      31,787,275
Units issued and transferred
   from other funding options......         385,546          545,267         804,204       1,335,231         316,041         470,702
Units redeemed and transferred to
   other funding options...........     (1,847,520)      (2,803,354)     (3,218,883)     (4,742,252)     (4,190,546)     (5,308,713)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      12,172,388       13,634,362      17,150,904      19,565,583      23,074,759      26,949,264
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                                LMPVET QS                        LMPVET QS
                                             VARIABLE GROWTH             VARIABLE MODERATE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       13,074,765      14,489,682      18,733,090       21,841,591
Units issued and transferred
   from other funding options......           63,168         121,611         149,412          187,364
Units redeemed and transferred to
   other funding options...........      (1,395,438)     (1,536,528)     (1,780,249)      (3,295,865)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       11,742,495      13,074,765      17,102,253       18,733,090
                                     ===============  ==============  ==============  ===============



                                     LMPVIT WESTERN ASSET CORE PLUS
                                               SUBACCOUNT
                                     -------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      32,101,360      37,890,107
Units issued and transferred
   from other funding options......       1,346,090       1,327,737
Units redeemed and transferred to
   other funding options...........     (5,124,523)     (7,116,484)
                                     --------------  --------------
Units end of year..................      28,322,927      32,101,360
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                        LMPVIT WESTERN ASSET               MIST AMERICAN FUNDS
                                   VARIABLE GLOBAL HIGH YIELD BOND         BALANCED ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  --------------   ---------------  ---------------

Units beginning of year..........        3,405,003       4,116,947         3,593,345        3,198,147
Units issued and transferred
   from other funding options....          139,391         170,707         2,921,381          986,660
Units redeemed and transferred to
   other funding options.........        (734,076)       (882,651)       (2,769,363)        (591,462)
                                   ---------------  --------------   ---------------  ---------------
Units end of year................        2,810,318       3,405,003         3,745,363        3,593,345
                                   ===============  ==============   ===============  ===============


                                         MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION                MODERATE ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,633,410        2,717,215        2,284,599        2,152,245
Units issued and transferred
   from other funding options....          374,571          467,527          273,378          395,928
Units redeemed and transferred to
   other funding options.........        (400,282)        (551,332)        (480,948)        (263,574)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,607,699        2,633,410        2,077,029        2,284,599
                                   ===============  ===============  ===============  ===============


                                                                               MIST CLARION
                                      MIST BLACKROCK HIGH YIELD             GLOBAL REAL ESTATE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       30,089,681       36,693,530       50,678,041       58,479,092
Units issued and transferred
   from other funding options....        3,818,695        4,014,633        3,930,616        4,402,558
Units redeemed and transferred to
   other funding options.........      (7,629,635)     (10,618,482)      (9,145,299)     (12,203,609)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       26,278,741       30,089,681       45,463,358       50,678,041
                                   ===============  ===============  ===============  ===============

                                          MIST CLEARBRIDGE                MIST HARRIS OAKMARK
                                          AGGRESSIVE GROWTH                  INTERNATIONAL                MIST INVESCO COMSTOCK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       74,168,853      83,295,458      31,636,054       34,506,428       97,875,599     114,273,627
Units issued and transferred
   from other funding options....        4,331,426      10,418,908       3,162,843        4,108,689        2,396,325       3,217,680
Units redeemed and transferred to
   other funding options.........     (13,819,981)    (19,545,513)     (7,639,439)      (6,979,063)     (16,358,704)    (19,615,708)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       64,680,298      74,168,853      27,159,458       31,636,054       83,913,220      97,875,599
                                   ===============  ==============  ==============  ===============  ===============  ==============



                                     MIST INVESCO MID CAP VALUE       MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       27,773,801       33,040,249       5,777,662        5,841,705
Units issued and transferred
   from other funding options....        1,459,759        1,822,018         682,133        1,562,549
Units redeemed and transferred to
   other funding options.........      (4,132,832)      (7,088,466)     (1,457,871)      (1,626,592)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       25,100,728       27,773,801       5,001,924        5,777,662
                                   ===============  ===============  ==============  ===============



                                     MIST JPMORGAN SMALL CAP VALUE
                                              SUBACCOUNT
                                   --------------------------------
                                         2016            2015
                                   ---------------  ---------------

Units beginning of year..........        5,524,272        6,763,553
Units issued and transferred
   from other funding options....          787,188          832,699
Units redeemed and transferred to
   other funding options.........      (1,246,816)      (2,071,980)
                                   ---------------  ---------------
Units end of year................        5,064,644        5,524,272
                                   ===============  ===============

                                             MIST LOOMIS                   MIST MET/ABERDEEN                 MIST MET/EATON
                                        SAYLES GLOBAL MARKETS           EMERGING MARKETS EQUITY            VANCE FLOATING RATE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      19,556,931       21,660,824       20,803,894      23,705,249        3,452,793       3,823,833
Units issued and transferred
   from other funding options....         703,919          695,185        1,141,915       2,301,875          252,806         612,752
Units redeemed and transferred to
   other funding options.........     (2,650,576)      (2,799,078)      (4,311,897)     (5,203,230)      (1,272,116)       (983,792)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      17,610,274       19,556,931       17,633,912      20,803,894        2,433,483       3,452,793
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                         MIST MET/WELLINGTON                 MIST METLIFE                     MIST METLIFE
                                         LARGE CAP RESEARCH              ASSET ALLOCATION 100           MULTI-INDEX TARGETED RISK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........      24,145,925       28,125,928      43,198,777       45,212,729            2,641           1,008
Units issued and transferred
   from other funding options....         369,875          865,361       2,417,208        2,780,860            7,543           3,167
Units redeemed and transferred to
   other funding options.........     (3,981,709)      (4,845,364)     (6,253,485)      (4,794,812)            (789)         (1,534)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................      20,534,091       24,145,925      39,362,500       43,198,777            9,395           2,641
                                   ==============  ===============  ==============  ===============  ===============  ==============


                                      MIST METLIFE SMALL CAP VALUE    MIST MFS RESEARCH INTERNATIONAL
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      54,080,595       63,208,688       41,917,165      46,101,233
Units issued and transferred
   from other funding options......       1,801,393        2,668,018        2,531,592       3,231,900
Units redeemed and transferred to
   other funding options...........     (8,071,176)     (11,796,111)      (7,708,524)     (7,415,968)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      47,810,812       54,080,595       36,740,233      41,917,165
                                     ==============  ===============  ===============  ==============


                                           MIST MORGAN STANLEY               MIST OPPENHEIMER
                                             MID CAP GROWTH                    GLOBAL EQUITY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016            2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       5,073,086        5,743,592     223,372,532      249,440,312
Units issued and transferred
   from other funding options......         424,644          551,051       7,725,204        9,496,724
Units redeemed and transferred to
   other funding options...........     (1,116,613)      (1,221,557)    (31,892,226)     (35,564,504)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       4,381,117        5,073,086     199,205,510      223,372,532
                                     ==============  ===============  ==============  ===============


                                               MIST PIMCO
                                        INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      39,426,607       47,696,077      125,500,853     150,568,606
Units issued and transferred
   from other funding options......       2,833,834        3,936,590        6,557,358       8,290,093
Units redeemed and transferred to
   other funding options...........     (6,952,634)     (12,206,060)     (23,068,332)    (33,357,846)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      35,307,807       39,426,607      108,989,879     125,500,853
                                     ==============  ===============  ===============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                 MIST SSGA
                                        MIST PYRAMIS MANAGED RISK          GROWTH AND INCOME ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............            1,566             992       75,897,851      82,493,632
Units issued and transferred
   from other funding options......              832             805        2,278,974       2,378,137
Units redeemed and transferred to
   other funding options...........               --           (231)      (8,795,575)     (8,973,918)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................            2,398           1,566       69,381,250      75,897,851
                                     ===============  ==============  ===============  ==============


                                                                            MIST T. ROWE PRICE              MIST T. ROWE PRICE
                                          MIST SSGA GROWTH ETF                LARGE CAP VALUE                 MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      98,530,509      107,020,440     215,108,437     246,029,179         890,955       1,048,455
Units issued and transferred
   from other funding options......       3,624,499        3,793,017       6,948,699      10,444,372          30,563          84,715
Units redeemed and transferred to
   other funding options...........    (11,010,648)     (12,282,948)    (33,779,177)    (41,365,114)       (362,321)       (242,215)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      91,144,360       98,530,509     188,277,959     215,108,437         559,197         890,955
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                            MORGAN STANLEY
                                           MULTI CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............         302,631         367,876
Units issued and transferred
   from other funding options......           4,893           7,272
Units redeemed and transferred to
   other funding options...........        (32,839)        (72,517)
                                     --------------  --------------
Units end of year..................         274,685         302,631
                                     ==============  ==============

                                              MSF BARCLAYS
                                          AGGREGATE BOND INDEX           MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      28,582,132       31,665,367      101,411,127     116,573,933
Units issued and transferred
   from other funding options......       1,806,333        1,233,724        7,043,616       6,484,501
Units redeemed and transferred to
   other funding options...........     (4,460,848)      (4,316,959)     (18,632,893)    (21,647,307)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      25,927,617       28,582,132       89,821,850     101,411,127
                                     ==============  ===============  ===============  ==============


                                              MSF BLACKROCK
                                          CAPITAL APPRECIATION         MSF BLACKROCK LARGE CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016             2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     102,258,198      116,660,042       6,317,929        7,271,879
Units issued and transferred
   from other funding options......       1,850,151        3,904,460         471,889          312,849
Units redeemed and transferred to
   other funding options...........    (13,874,357)     (18,306,304)     (1,256,775)      (1,266,799)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      90,233,992      102,258,198       5,533,043        6,317,929
                                     ==============  ===============  ==============  ===============


                                              MSF BLACKROCK
                                          ULTRA-SHORT TERM BOND         MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      207,458,223     228,692,218       53,062,687      59,828,713
Units issued and transferred
   from other funding options......       85,385,618     143,320,829        1,910,698       3,088,415
Units redeemed and transferred to
   other funding options...........    (101,353,505)   (164,554,824)      (8,203,496)     (9,854,441)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................      191,490,336     207,458,223       46,769,889      53,062,687
                                     ===============  ==============  ===============  ==============

                                                                               MSF LOOMIS
                                          MSF JENNISON GROWTH             SAYLES SMALL CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015              2016            2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      255,430,902      283,460,406          133,839         146,236
Units issued and transferred
   from other funding options....        6,886,091        7,823,483           29,296           4,178
Units redeemed and transferred to
   other funding options.........     (31,982,587)     (35,852,987)         (37,509)        (16,575)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      230,334,406      255,430,902          125,626         133,839
                                   ===============  ===============  ===============  ==============


                                           MSF MET/ARTISAN                 MSF MET/DIMENSIONAL
                                            MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          516,603         599,313          749,110          750,406
Units issued and transferred
   from other funding options....           44,521             803           59,438          204,958
Units redeemed and transferred to
   other funding options.........         (73,247)        (83,513)        (534,608)        (206,254)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................          487,877         516,603          273,940          749,110
                                   ===============  ==============  ===============  ===============


                                         MSF MET/WELLINGTON               MSF MET/WELLINGTON
                                              BALANCED                 CORE EQUITY OPPORTUNITIES
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                         2016            2015            2016             2015
                                   ---------------  --------------  ---------------  --------------

Units beginning of year..........       72,571,267      78,788,126       44,358,088      53,012,778
Units issued and transferred
   from other funding options....        2,878,958       3,113,140       16,381,725       1,165,930
Units redeemed and transferred to
   other funding options.........     (10,858,980)     (9,329,999)      (8,513,261)     (9,820,620)
                                   ---------------  --------------  ---------------  --------------
Units end of year................       64,591,245      72,571,267       52,226,552      44,358,088
                                   ===============  ==============  ===============  ==============

                                              MSF METLIFE                        MSF METLIFE
                                          ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       17,745,651        21,756,153       54,365,636       62,281,508
Units issued and transferred
   from other funding options....        1,266,156         1,472,533        3,703,438        6,873,676
Units redeemed and transferred to
   other funding options.........      (4,303,562)       (5,483,035)     (10,526,809)     (14,789,548)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       14,708,245        17,745,651       47,542,265       54,365,636
                                   ===============  ================  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      351,132,615      393,087,875      438,830,497      469,940,862
Units issued and transferred
   from other funding options....       15,168,468       18,508,983       18,379,097       24,760,375
Units redeemed and transferred to
   other funding options.........     (53,287,982)     (60,464,243)     (50,355,685)     (55,870,740)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      313,013,101      351,132,615      406,853,909      438,830,497
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE
                                         MID CAP STOCK INDEX              MSF METLIFE STOCK INDEX
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        8,349,197        8,659,503      444,545,333      512,472,472
Units issued and transferred
   from other funding options....        1,165,755        1,291,399       19,831,419       22,913,339
Units redeemed and transferred to
   other funding options.........      (1,563,956)      (1,601,705)     (64,632,208)     (90,840,478)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,950,996        8,349,197      399,744,544      444,545,333
                                   ===============  ===============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                          MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............      157,676,884     181,477,236      61,186,657       71,426,723
Units issued and transferred
   from other funding options......        5,999,001       6,557,260       3,397,015        3,398,881
Units redeemed and transferred to
   other funding options...........     (25,601,136)    (30,357,612)    (10,183,523)     (13,638,947)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................      138,074,749     157,676,884      54,400,150       61,186,657
                                     ===============  ==============  ==============  ===============



                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS      MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      24,065,038       25,971,462      25,655,787      30,031,861      25,834,307      27,782,287
Units issued and transferred
   from other funding options......       1,427,810        1,180,869         723,420       1,337,705       1,553,788       1,391,372
Units redeemed and transferred to
   other funding options...........     (3,318,774)      (3,087,293)     (4,015,807)     (5,713,779)     (3,896,413)     (3,339,352)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      22,174,074       24,065,038      22,363,400      25,655,787      23,491,682      25,834,307
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           MSF T. ROWE PRICE
                                           LARGE CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      29,861,303      33,034,416
Units issued and transferred
   from other funding options......       2,369,564       4,269,320
Units redeemed and transferred to
   other funding options...........     (5,543,050)     (7,442,433)
                                     --------------  --------------
Units end of year..................      26,687,817      29,861,303
                                     ==============  ==============

                                                                             MSF WESTERN ASSET
                                          MSF T. ROWE PRICE                MANAGEMENT STRATEGIC
                                          SMALL CAP GROWTH                  BOND OPPORTUNITIES
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       46,060,640       50,212,351       19,595,073       23,348,172
Units issued and transferred
   from other funding options....        2,529,356        3,538,349       18,283,279        1,028,130
Units redeemed and transferred to
   other funding options.........      (7,090,334)      (7,690,060)      (5,411,306)      (4,781,229)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       41,499,662       46,060,640       32,467,046       19,595,073
                                   ===============  ===============  ===============  ===============



                                          MSF WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT         PIONEER VCT MID CAP VALUE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       53,614,394       64,344,337        9,348,957       11,449,417
Units issued and transferred
   from other funding options....        7,017,275        3,839,656          311,519          460,262
Units redeemed and transferred to
   other funding options.........     (11,485,160)     (14,569,599)      (1,866,877)      (2,560,722)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       49,146,509       53,614,394        7,793,599        9,348,957
                                   ===============  ===============  ===============  ===============



                                                                             TAP 1919 VARIABLE
                                    PIONEER VCT REAL ESTATE SHARES     SOCIALLY RESPONSIVE BALANCED
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,872,791        3,456,891       13,640,111       15,783,435
Units issued and transferred
   from other funding options....          190,008          231,453          266,912          407,383
Units redeemed and transferred to
   other funding options.........        (574,929)        (815,553)      (1,890,524)      (2,550,707)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,487,870        2,872,791       12,016,499       13,640,111
                                   ===============  ===============  ===============  ===============

                                               UIF GROWTH
                                               SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............       2,947,999       3,258,928
Units issued and transferred
   from other funding options......          91,224         138,111
Units redeemed and transferred to
   other funding options...........       (434,087)       (449,040)
                                     --------------  --------------
Units end of year..................       2,605,136       2,947,999
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2016:

                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO         NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  AB Global Thematic Growth     2016       402,397    0.95 - 0.99         395,223        --         1.65 - 1.90      (2.74) - (2.50)
     Subaccount                 2015       433,718    0.98 - 1.01         437,107        --         1.65 - 1.90          0.72 - 0.97
                                2014       842,863    0.97 - 1.00         831,818        --         1.65 - 1.90          2.83 - 3.09
                                2013       939,841    0.94 - 0.97         901,277      0.02         1.65 - 1.90        20.61 - 20.92
                                2012     1,104,786    0.78 - 0.80         878,354        --         1.65 - 1.90        11.10 - 11.38

  Alger Capital Appreciation    2016       790,345    2.43 - 3.19       2,393,354        --         1.55 - 2.65      (2.40) - (1.32)
     Subaccount                 2015       973,382    2.48 - 3.24       2,984,795        --         1.55 - 2.65          3.14 - 4.28
                                2014     1,145,362    2.40 - 3.10       3,369,272        --         1.55 - 2.65        10.48 - 11.70
                                2013     1,275,479    2.17 - 2.78       3,363,995      0.10         1.55 - 2.65        31.27 - 32.72
                                2012     1,645,523    1.66 - 2.09       3,300,965      0.46         1.55 - 2.65        14.79 - 16.07

  American Funds Bond           2016     2,795,414    1.64 - 1.81       4,872,464      1.59         1.40 - 1.90          1.01 - 1.51
     Subaccount                 2015     2,919,559    1.62 - 1.78       5,024,441      1.54         1.40 - 1.90      (1.61) - (1.12)
                                2014     3,888,953    1.65 - 1.80       6,766,160      1.81         1.40 - 1.90          3.30 - 3.81
                                2013     4,603,974    1.59 - 1.73       7,716,511      1.60         1.40 - 1.90      (4.00) - (3.52)
                                2012     6,125,338    1.66 - 1.80      10,642,898      2.46         1.40 - 1.90          3.38 - 3.90

  American Funds Global         2016    37,013,497    1.96 - 3.07      94,479,486      0.88         0.30 - 2.60        (1.96) - 0.32
     Growth Subaccount          2015    43,593,647    1.98 - 3.10     112,218,439      0.97         0.30 - 2.60          4.19 - 6.62
                                2014    50,715,493    1.89 - 2.95     124,133,870      1.10         0.30 - 2.60        (0.31) - 2.01
                                2013    61,715,610    1.88 - 2.93     150,574,183      1.20         0.30 - 2.60        25.86 - 28.79
                                2012    74,340,049    1.48 - 2.31     143,143,628      0.84         0.30 - 2.60        19.40 - 22.19

  American Funds Global Small   2016       495,691    3.34 - 3.66       1,744,804      0.23         1.40 - 1.90          0.18 - 0.68
     Capitalization Subaccount  2015       620,815    3.33 - 3.64       2,173,442        --         1.40 - 1.90      (1.62) - (1.13)
                                2014       785,948    3.39 - 3.68       2,794,308      0.11         1.40 - 1.90          0.20 - 0.70
                                2013     1,010,185    3.38 - 3.65       3,564,842      0.86         1.40 - 1.90        25.87 - 26.50
                                2012     1,174,553    2.68 - 2.89       3,283,267      1.34         1.40 - 1.90        15.94 - 16.53

  American Funds Growth         2016    89,755,181    1.81 - 3.03     227,525,831      0.75         0.30 - 2.70          6.57 - 9.16
     Subaccount                 2015   103,574,782    1.70 - 2.82     244,016,695      0.57         0.30 - 2.70          4.01 - 6.54
                                2014   122,112,054    1.63 - 2.68     273,472,215      0.73         0.30 - 2.70          5.62 - 8.18
                                2013   154,846,650    1.55 - 2.51     325,074,327      0.90         0.30 - 2.70        26.64 - 29.71
                                2012   187,729,621    1.22 - 1.96     309,138,975      0.76         0.30 - 2.70        14.74 - 17.54

  American Funds                2016    83,026,144    1.71 - 2.62     193,185,203      1.42         0.30 - 2.75         8.50 - 11.19
     Growth-Income Subaccount   2015    96,683,093    1.58 - 2.39     205,249,115      1.24         0.30 - 2.75        (1.30) - 1.15
                                2014   114,152,086    1.60 - 2.40     242,579,693      1.21         0.30 - 2.75         7.63 - 10.30
                                2013   142,763,134    1.49 - 2.21     279,010,804      1.29         0.30 - 2.75        29.88 - 33.10
                                2012   174,788,776    1.14 - 1.68     261,008,029      1.53         0.30 - 2.75        14.28 - 17.13

  Delaware VIP Small Cap        2016     2,764,340    3.25 - 5.85      11,287,261      0.98         0.30 - 1.30        29.71 - 31.01
     Value Subaccount           2015     2,998,177    2.48 - 4.48       9,400,488      0.73         0.30 - 1.30      (7.43) - (6.50)
                                2014     3,517,796    2.65 - 4.81      11,900,887      0.57         0.30 - 1.30          4.50 - 5.55
                                2013     4,830,286    2.51 - 4.57      15,302,896      0.72         0.30 - 1.30        31.78 - 33.11
                                2012     5,246,939    1.89 - 3.44      12,614,903      0.59         0.30 - 1.30        12.43 - 13.56

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          -------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO         NET
                                              UNITS       HIGHEST ($)    ASSETS ($)
                                          ------------  -------------  --------------
  Deutsche II Government &          2016     1,896,941    1.09 - 1.26       2,265,390
     Agency Securities Subaccount   2015     2,061,094    1.11 - 1.27       2,487,768
                                    2014     2,276,924    1.14 - 1.30       2,817,918
                                    2013     2,830,693    1.12 - 1.26       3,417,259
                                    2012     4,017,203    1.19 - 1.32       5,114,710

  Deutsche II Small Mid Cap         2016     1,431,523    2.14 - 3.24       4,233,440
     Value Subaccount               2015     1,750,951    1.65 - 2.82       4,507,291
                                    2014     2,326,077    1.73 - 2.93       6,302,015
                                    2013     3,103,273    1.69 - 2.83       8,094,382
                                    2012     3,970,007    1.28 - 2.14       7,824,888

  Dreyfus Socially                  2016       252,898    1.66 - 2.14         503,431
     Responsible Growth Subaccount  2015       253,443    1.55 - 1.98         467,910
                                    2014       380,167    1.65 - 2.08         754,943
                                    2013       398,114    1.50 - 1.87         710,335
                                    2012       429,359    1.15 - 1.41         581,605

  Fidelity VIP Contrafund           2016    73,454,530    1.80 - 3.00     200,953,161
     Subaccount                     2015    82,770,515    1.71 - 2.82     213,090,938
                                    2014    92,864,202    1.74 - 2.85     240,965,803
                                    2013   108,680,474    1.60 - 2.59     255,326,876
                                    2012   123,668,052    1.25 - 2.01     224,167,053

  Fidelity VIP Dynamic              2016       826,298    1.66 - 2.94       1,801,247
     Capital Appreciation           2015       934,036    1.64 - 2.87       2,014,900
     Subaccount                     2014     1,011,331    1.64 - 2.85       2,212,496
                                    2013     1,197,666    1.51 - 2.59       2,445,391
                                    2012     1,416,012    1.11 - 1.88       2,129,562

  Fidelity VIP Equity-Income        2016    47,642,339    1.81 - 5.12     233,851,528
     Subaccount                     2015    52,549,940    1.57 - 4.40     220,784,877
                                    2014    58,365,899    1.67 - 4.64     257,632,017
                                    2013    63,687,670    1.56 - 4.32     261,131,881
                                    2012    69,667,292    1.22 - 3.41     224,230,879

  Fidelity VIP Freedom 2020         2016       242,680    1.68 - 1.85         425,855
     Subaccount                     2015        42,288    1.61 - 1.65          69,713
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016       181,641    1.77 - 1.89         335,281
     Subaccount                     2015       104,718    1.69 - 1.75         182,283
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016       298,697    1.76 - 1.94         561,340
     Subaccount                     2015       240,061    1.67 - 1.83         429,195
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016        26,379    2.33 - 2.49          62,152
     Subaccount                     2015         4,565    2.21 - 2.25          10,128
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016        19,737    2.38 - 2.54          47,803
     Subaccount                     2015         2,194    2.26 - 2.30           4,997
     (Commenced 5/1/2015)

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  Deutsche II Government &          2016      2.75         1.55 - 2.65      (1.85) - (0.76)
     Agency Securities Subaccount   2015      2.44         1.55 - 2.65      (2.97) - (1.90)
                                    2014      2.00         1.55 - 2.65          2.21 - 3.34
                                    2013      2.71         1.55 - 2.65      (5.78) - (4.74)
                                    2012      3.52         1.55 - 2.65        (0.21) - 0.90

  Deutsche II Small Mid Cap         2016      0.24         1.55 - 2.65        13.42 - 14.68
     Value Subaccount               2015        --         1.55 - 2.65      (4.77) - (3.72)
                                    2014      0.46         1.55 - 2.65          2.34 - 3.48
                                    2013      0.83         1.55 - 2.65        31.18 - 32.63
                                    2012      0.81         1.55 - 2.65        10.40 - 11.63

  Dreyfus Socially                  2016      1.02         1.55 - 2.65          7.20 - 8.38
     Responsible Growth Subaccount  2015      0.83         1.55 - 2.65      (5.94) - (4.90)
                                    2014      0.84         1.55 - 2.65        10.17 - 11.39
                                    2013      1.03         1.55 - 2.65        30.49 - 31.94
                                    2012      0.63         1.55 - 2.65          8.76 - 9.97

  Fidelity VIP Contrafund           2016      0.62         0.30 - 2.65          4.91 - 7.41
     Subaccount                     2015      0.79         0.30 - 2.65        (2.21) - 0.11
                                    2014      0.72         0.30 - 2.65         8.73 - 11.32
                                    2013      0.84         0.30 - 2.65        27.53 - 30.56
                                    2012      1.10         0.30 - 2.65        13.09 - 15.79

  Fidelity VIP Dynamic              2016      0.69         0.30 - 2.50          0.12 - 2.35
     Capital Appreciation           2015      0.55         0.30 - 2.50        (1.47) - 0.72
     Subaccount                     2014      0.20         0.30 - 2.50         7.93 - 10.33
                                    2013      0.12         0.30 - 2.50        34.84 - 37.84
                                    2012      0.53         0.30 - 2.50        19.22 - 21.88

  Fidelity VIP Equity-Income        2016      2.27         0.30 - 1.90        15.49 - 17.66
     Subaccount                     2015      3.07         0.30 - 1.90      (6.04) - (4.25)
                                    2014      2.77         0.30 - 1.90          6.44 - 8.39
                                    2013      2.47         0.30 - 1.90        25.42 - 27.76
                                    2012      3.06         0.30 - 1.90        14.84 - 16.95

  Fidelity VIP Freedom 2020         2016      1.67         0.30 - 1.15          4.59 - 5.49
     Subaccount                     2015      2.21         0.90 - 1.15      (4.96) - (4.81)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016      1.67         0.60 - 1.15          4.77 - 5.35
     Subaccount                     2015      4.15         0.80 - 1.15      (5.34) - (5.12)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016      1.34         0.30 - 1.15          5.16 - 6.06
     Subaccount                     2015      9.73         0.30 - 1.15      (5.97) - (5.43)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016      1.60         0.30 - 1.15          5.31 - 6.21
     Subaccount                     2015      3.45         0.90 - 1.15      (6.19) - (6.04)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016      3.14         0.30 - 1.15          5.34 - 6.24
     Subaccount                     2015      3.42         0.90 - 1.15      (6.24) - (6.09)
     (Commenced 5/1/2015)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                      -------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                          UNITS      HIGHEST ($)     ASSETS ($)
                                      ------------  -------------  --------------
  Fidelity VIP FundsManager     2016    46,892,598  12.50 - 14.26     593,192,621
     60% Subaccount             2015    43,562,575  12.19 - 13.70     537,008,428
     (Commenced 11/17/2014)     2014     3,719,213          12.62      46,949,186

  Fidelity VIP High Income      2016     5,826,650    1.90 - 3.36      19,469,815
     Subaccount                 2015     6,309,633    1.68 - 2.97      18,631,012
                                2014     7,082,915    1.77 - 3.12      21,901,589
                                2013     7,872,590    1.77 - 3.12      24,369,719
                                2012     8,865,709    1.69 - 2.98      26,193,581

  Fidelity VIP Mid Cap          2016    70,833,034    1.97 - 3.94     245,490,758
     Subaccount                 2015    78,497,047    1.80 - 3.55     246,200,236
                                2014    88,269,188    1.87 - 3.67     284,320,518
                                2013   101,839,154    1.80 - 3.51     312,221,233
                                2012   114,724,500    1.36 - 2.62     262,317,915

  FTVIPT Franklin Income VIP    2016     9,501,555    1.49 - 6.39      19,714,285
     Subaccount                 2015    11,175,992    1.34 - 5.68      21,261,003
                                2014    13,052,798    1.47 - 6.20      28,076,571
                                2013    17,033,712    1.45 - 6.01      36,879,662
                                2012    20,017,657    1.30 - 5.35      38,617,121

  FTVIPT Franklin Mutual        2016     7,345,721    1.91 - 2.18      14,806,916
     Shares VIP Subaccount      2015     9,109,098    1.68 - 1.91      16,047,671
                                2014    11,130,280    1.80 - 2.04      20,922,139
                                2013    14,194,716    1.71 - 1.93      25,274,641
                                2012    18,783,084    1.36 - 1.52      26,504,729

  FTVIPT Franklin Rising        2016     6,189,662    1.53 - 2.51      14,124,147
     Dividends VIP Subaccount   2015     7,513,466    1.56 - 2.20      15,073,297
                                2014     9,499,985    1.45 - 2.32      20,296,254
                                2013    12,034,304    1.59 - 2.16      24,118,817
                                2012    12,855,504    1.26 - 1.69      20,237,493

  FTVIPT Franklin Small-Mid     2016    11,640,861    1.42 - 2.61      23,462,681
     Cap Growth VIP Subaccount  2015    13,151,027    1.38 - 2.56      26,005,031
                                2014    15,338,031    1.45 - 2.67      31,983,347
                                2013    18,344,786    1.37 - 2.53      36,768,267
                                2012    21,757,192    1.01 - 1.87      32,196,686

  FTVIPT Templeton Developing   2016     8,328,861    1.48 - 2.48      14,638,051
     Markets VIP Subaccount     2015     9,114,020    1.28 - 2.14      13,806,146
                                2014    10,086,656    1.62 - 2.70      19,231,372
                                2013    11,016,768    1.80 - 2.99      23,212,625
                                2012    12,276,465    1.85 - 3.06      26,436,064

  FTVIPT Templeton Foreign      2016    33,932,017    1.14 - 2.12      55,454,715
     VIP Subaccount             2015    37,823,632    1.09 - 2.01      58,736,117
                                2014    42,645,501    1.20 - 2.19      72,158,890
                                2013    49,602,475    1.39 - 2.50      96,258,675
                                2012    59,299,810    1.16 - 2.07      95,361,211

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP FundsManager     2016      1.27         0.70 - 2.10           2.61 - 4.06
     60% Subaccount             2015      1.75         0.70 - 2.10       (1.68) - (0.29)
     (Commenced 11/17/2014)     2014      2.66                1.85                  0.55

  Fidelity VIP High Income      2016      5.27         0.95 - 1.30         13.13 - 13.52
     Subaccount                 2015      6.30         0.95 - 1.30       (4.87) - (4.54)
                                2014      5.49         0.95 - 1.30         (0.15) - 0.20
                                2013      5.60         0.95 - 1.30           4.58 - 4.95
                                2012      5.59         0.60 - 1.30         12.75 - 13.54

  Fidelity VIP Mid Cap          2016      0.31         0.30 - 2.65          9.00 - 11.59
     Subaccount                 2015      0.24         0.30 - 2.65       (4.20) - (1.92)
                                2014      0.02         0.30 - 2.65           3.26 - 5.71
                                2013      0.27         0.30 - 2.65         32.32 - 35.46
                                2012      0.37         0.30 - 2.65         11.55 - 14.22

  FTVIPT Franklin Income VIP    2016      4.99         1.30 - 2.55         11.15 - 12.55
     Subaccount                 2015      4.61         1.30 - 2.55       (9.40) - (8.25)
                                2014      5.23         1.30 - 2.60           1.93 - 3.26
                                2013      6.44         1.30 - 2.60         11.02 - 12.47
                                2012      6.43         1.30 - 2.60          9.75 - 11.19

  FTVIPT Franklin Mutual        2016      1.95         1.40 - 1.90         13.87 - 14.44
     Shares VIP Subaccount      2015      2.97         1.40 - 1.90       (6.73) - (6.26)
                                2014      1.94         1.40 - 1.90           5.11 - 5.63
                                2013      2.04         1.40 - 1.90         25.85 - 26.48
                                2012      1.96         1.40 - 1.90         12.08 - 12.65

  FTVIPT Franklin Rising        2016      1.41         1.50 - 3.05         12.56 - 14.31
     Dividends VIP Subaccount   2015      1.41         1.50 - 2.70       (6.22) - (5.08)
                                2014      1.34         1.50 - 3.05           5.46 - 7.10
                                2013      1.56         1.50 - 2.65         26.30 - 27.76
                                2012      1.62         1.50 - 2.65          9.02 - 10.29

  FTVIPT Franklin Small-Mid     2016        --         1.25 - 2.75           1.34 - 2.88
     Cap Growth VIP Subaccount  2015        --         1.25 - 2.75       (5.30) - (3.87)
                                2014        --         1.25 - 2.75           4.56 - 6.14
                                2013        --         1.25 - 2.75         34.41 - 36.44
                                2012        --         1.25 - 2.75           7.83 - 9.47

  FTVIPT Templeton Developing   2016      0.83         0.30 - 1.80         15.35 - 17.09
     Markets VIP Subaccount     2015      2.04         0.30 - 1.80     (21.04) - (19.84)
                                2014      1.48         0.30 - 1.80      (10.03) - (8.67)
                                2013      1.98         0.30 - 1.80       (2.69) - (1.22)
                                2012      1.40         0.30 - 1.80         11.13 - 12.82

  FTVIPT Templeton Foreign      2016      1.96         0.30 - 2.70           4.32 - 6.85
     VIP Subaccount             2015      3.24         0.30 - 2.70       (8.99) - (6.77)
                                2014      1.87         0.30 - 2.70     (13.50) - (11.40)
                                2013      2.37         0.30 - 2.70         19.70 - 22.60
                                2012      3.01         0.30 - 2.70         15.07 - 17.88

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO          LOWEST TO
                                         UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     ------------  -------------  --------------  -------------  ----------------  -----------------
  Invesco V.I. Comstock        2016     3,342,163    1.13 - 2.39       5,383,720      1.58         1.40 - 2.60         14.29 - 15.67
     Subaccount                2015     3,897,706    0.98 - 2.07       5,511,939      1.92         1.40 - 2.60       (8.40) - (7.29)
                               2014     4,455,900    1.06 - 2.24       6,878,913      1.26         1.40 - 2.60           6.58 - 7.87
                               2013     5,818,437    0.98 - 2.07       8,281,585      1.58         1.40 - 2.60         32.49 - 34.08
                               2012     7,161,636    0.73 - 1.55       7,826,903      1.69         1.40 - 2.60         16.16 - 17.57

  Invesco V.I. Diversified     2016       662,469    1.64 - 2.06       1,252,863      1.19         1.60 - 2.50         11.71 - 12.72
     Dividend Subaccount       2015       764,684    1.46 - 1.83       1,284,340      1.43         1.60 - 2.50         (0.70) - 0.20
                               2014       832,783    1.47 - 1.82       1,404,784      1.51         1.60 - 2.50          9.76 - 10.75
                               2013       983,199    1.33 - 1.64       1,508,707      1.98         1.60 - 2.50         27.54 - 28.69
                               2012     1,166,210    1.04 - 1.28       1,404,646      1.77         1.60 - 2.50         15.43 - 16.48

  Invesco V.I. Equity and      2016    21,314,043    2.25 - 2.41      49,784,834      1.62         1.40 - 1.90         12.67 - 13.24
     Income Subaccount         2015    25,216,381    2.00 - 2.13      52,124,645      2.21         1.40 - 1.90       (4.42) - (3.94)
                               2014    30,474,326    2.09 - 2.22      65,679,718      1.51         1.40 - 1.90           6.72 - 7.25
                               2013    38,518,228    1.96 - 2.07      77,591,291      1.45         1.40 - 1.90         22.54 - 23.15
                               2012    49,170,292    1.60 - 1.68      80,615,587      1.68         1.40 - 1.90         10.26 - 10.82

  Invesco V.I. Government      2016     6,167,486    1.01 - 1.56       7,417,830      1.73         1.40 - 2.50       (1.49) - (0.18)
     Securities Subaccount     2015     7,219,285    1.02 - 1.57       8,782,732      1.94         1.40 - 2.60       (2.51) - (1.05)
                               2014     8,543,666    1.05 - 1.58      10,593,179      2.85         1.40 - 2.60           1.22 - 2.69
                               2013    10,276,593    1.03 - 1.54      12,461,122      3.16         1.40 - 2.60       (5.35) - (3.98)
                               2012    13,042,147    1.09 - 1.60      16,856,929      2.85         1.40 - 2.60         (0.42) - 1.04

  Invesco V.I. Managed         2016       479,925    2.22 - 2.75       1,233,406      1.83         1.55 - 2.65           7.72 - 8.91
     Volatility Subaccount     2015       572,546    1.69 - 2.53       1,350,241      1.36         1.55 - 2.65       (4.71) - (3.66)
                               2014       663,209    1.78 - 2.62       1,632,992      2.80         1.55 - 2.65         17.42 - 18.71
                               2013       918,646    1.51 - 2.21       1,919,717      3.02         1.55 - 2.65           7.86 - 9.05
                               2012     1,026,009    1.40 - 2.03       1,966,140      3.17         1.55 - 2.65           0.88 - 2.00

  Invesco V.I. S&P 500 Index   2016       960,831    1.70 - 2.19       1,905,676      1.46         1.55 - 2.60           8.34 - 9.49
     Subaccount                2015     1,204,868    1.57 - 2.00       2,194,793      1.50         1.55 - 2.60       (1.81) - (0.77)
                               2014     1,281,929    1.59 - 2.02       2,376,295      1.57         1.55 - 2.60         10.06 - 11.22
                               2013     1,651,321    1.44 - 1.82       2,775,395      1.79         1.55 - 2.60         28.18 - 29.53
                               2012     2,132,423    1.12 - 1.40       2,789,479      1.71         1.55 - 2.60         12.54 - 13.73

  Janus Aspen Enterprise       2016     7,167,800    1.10 - 3.92      12,288,719      0.02         0.30 - 2.60          9.23 - 11.77
     Subaccount                2015     7,987,829    1.00 - 3.56      12,285,705      0.51         0.30 - 2.60           1.10 - 3.46
                               2014     9,230,937    0.98 - 3.49      13,633,114      0.03         0.30 - 2.60          9.36 - 11.91
                               2013    10,596,566    0.89 - 3.17      14,258,782      0.36         0.30 - 2.60         28.65 - 31.64
                               2012    13,439,690    0.69 - 2.44      13,564,824        --         0.30 - 2.60         13.97 - 16.64

  Janus Aspen Global Research  2016       442,005    1.11 - 1.80         675,764      0.93         0.30 - 1.30           0.50 - 1.51
     Subaccount                2015       539,820    1.10 - 1.77         803,814      0.53         0.30 - 1.30       (3.79) - (2.82)
                               2014       634,971    1.15 - 1.83         964,819      0.94         0.30 - 1.30           5.80 - 6.86
                               2013       798,297    1.08 - 1.71       1,151,374      1.09         0.30 - 1.30         26.42 - 27.69
                               2012       821,059    0.86 - 1.34         920,807      0.79         0.30 - 1.30         18.30 - 19.50

  Janus Aspen Overseas         2016    21,264,741    0.92 - 2.16      28,762,285      4.68         1.25 - 2.50       (9.01) - (7.87)
     Subaccount                2015    23,066,962    1.00 - 2.37      33,941,265      0.51         1.25 - 2.50      (11.06) - (9.94)
                               2014    25,235,388    1.12 - 2.66      41,260,094      2.99         1.25 - 2.50     (14.27) - (13.19)
                               2013    28,081,395    1.30 - 3.09      53,057,257      3.06         1.25 - 2.50         11.46 - 12.86
                               2012    32,661,250    1.16 - 2.77      54,579,707      0.61         1.25 - 2.50         10.37 - 11.77

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                            UNITS      HIGHEST ($)     ASSETS ($)
                                         -----------  -------------  --------------
  LMPVET ClearBridge Variable      2016  149,943,278    1.85 - 3.12     328,523,979
     Aggressive Growth Subaccount  2015  167,403,724    1.86 - 3.14     368,227,608
                                   2014  192,876,953    1.92 - 3.26     439,598,703
                                   2013  230,124,058    1.62 - 2.75     443,416,713
                                   2012  276,489,134    1.11 - 1.86     366,326,724

  LMPVET ClearBridge Variable      2016  108,364,235    1.84 - 2.91     245,202,993
     Appreciation Subaccount       2015  123,885,127    1.72 - 2.69     259,099,416
                                   2014  144,399,729    1.74 - 2.69     301,511,929
                                   2013  171,514,828    1.61 - 2.45     327,510,422
                                   2012  209,159,554    0.79 - 1.91     312,282,413

  LMPVET ClearBridge Variable      2016   47,652,023    1.46 - 2.55      90,118,532
     Dividend Strategy Subaccount  2015   54,421,552    1.31 - 2.23      91,048,394
                                   2014   63,992,104    1.01 - 2.37     114,208,205
                                   2013   78,389,764    1.28 - 2.13     125,813,040
                                   2012   94,929,719    1.04 - 1.74     123,812,547

  LMPVET ClearBridge Variable      2016   38,109,335    1.84 - 3.52      89,099,797
     Large Cap Growth Subaccount   2015   42,889,895    1.74 - 3.30      94,894,567
                                   2014   49,849,619    1.61 - 3.02     101,931,592
                                   2013   59,527,149    1.44 - 2.67     108,269,810
                                   2012   72,914,920    1.07 - 1.95      98,033,854

  LMPVET ClearBridge Variable      2016   51,880,204    1.77 - 3.42     114,104,961
     Large Cap Value Subaccount    2015   57,721,574    1.60 - 3.05     114,052,269
                                   2014   66,183,724    1.59 - 3.15     136,570,924
                                   2013   76,780,219    1.46 - 2.84     143,905,517
                                   2012   91,023,321    1.14 - 2.16     131,281,736

  LMPVET ClearBridge Variable      2016   12,172,388    2.14 - 3.12      32,071,788
     Mid Cap Subaccount            2015   13,634,362    2.01 - 2.90      33,367,358
                                   2014   15,892,449    2.02 - 2.87      38,689,450
                                   2013   18,761,175    1.92 - 2.69      42,887,469
                                   2012   22,961,433    1.41 - 1.99      38,808,174

  LMPVET ClearBridge Variable      2016   17,150,904    1.92 - 3.66      44,384,618
     Small Cap Growth Subaccount   2015   19,565,583    1.86 - 3.52      48,622,214
                                   2014   22,972,604    1.99 - 3.75      60,699,074
                                   2013   28,785,296    1.96 - 3.67      74,135,000
                                   2012   31,622,684    1.36 - 2.54      56,626,804

  LMPVET QS Variable               2016   23,074,759    1.70 - 2.39      44,206,329
     Conservative Growth           2015   26,949,264    1.62 - 2.25      48,860,860
     Subaccount                    2014   31,787,275    1.67 - 2.30      59,118,500
                                   2013   37,872,131    1.62 - 2.22      67,949,518
                                   2012   44,938,353    1.43 - 1.95      70,946,364

  LMPVET QS Variable Growth        2016   11,742,495    1.60 - 2.20      20,311,234
     Subaccount                    2015   13,074,765    1.51 - 2.05      21,126,287
                                   2014   14,489,682    1.57 - 2.12      24,272,556
                                   2013   16,420,256    1.53 - 2.05      26,611,146
                                   2012   19,365,531    1.23 - 1.64      25,137,447

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  LMPVET ClearBridge Variable      2016      0.62         0.30 - 2.60        (1.65) - 0.90
     Aggressive Growth Subaccount  2015      0.33         0.30 - 2.60      (4.46) - (2.03)
                                   2014      0.16         0.30 - 2.65        16.94 - 20.03
                                   2013      0.25         0.30 - 2.65        43.52 - 47.34
                                   2012      0.38         0.30 - 2.65        15.34 - 18.37

  LMPVET ClearBridge Variable      2016      1.27         0.30 - 2.70          6.85 - 9.44
     Appreciation Subaccount       2015      1.14         0.30 - 2.70        (1.11) - 1.30
                                   2014      1.11         0.30 - 2.70         8.04 - 10.66
                                   2013      1.15         0.30 - 2.70        26.54 - 29.61
                                   2012      1.49         0.30 - 2.70         0.00 - 15.60

  LMPVET ClearBridge Variable      2016      1.42         0.30 - 2.75         9.76 - 66.26
     Dividend Strategy Subaccount  2015      1.61         0.30 - 2.75      (7.03) - (4.59)
                                   2014      1.98         0.30 - 2.75         8.44 - 13.27
                                   2013      1.50         0.30 - 2.70        22.34 - 25.56
                                   2012      2.70         0.30 - 2.70        11.02 - 13.86

  LMPVET ClearBridge Variable      2016      0.50         0.30 - 2.70          4.53 - 7.07
     Large Cap Growth Subaccount   2015      0.46         0.30 - 2.70          6.87 - 9.46
                                   2014      0.50         0.30 - 2.70        10.95 - 13.65
                                   2013      0.49         0.30 - 2.70        34.19 - 37.44
                                   2012      0.65         0.30 - 2.70        17.13 - 19.99

  LMPVET ClearBridge Variable      2016      1.51         0.30 - 2.60        10.10 - 12.66
     Large Cap Value Subaccount    2015      1.40         0.30 - 2.60      (5.36) - (3.16)
                                   2014      1.73         0.30 - 2.70         8.73 - 11.37
                                   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                   2012      2.19         0.30 - 2.70        13.39 - 16.15

  LMPVET ClearBridge Variable      2016      0.87         1.30 - 2.70          6.43 - 7.93
     Mid Cap Subaccount            2015      0.06         1.30 - 2.70        (0.42) - 0.98
                                   2014      0.27         1.30 - 2.70          5.24 - 6.72
                                   2013      0.13         1.30 - 2.70        33.71 - 35.59
                                   2012      0.81         1.30 - 2.70        14.74 - 16.37

  LMPVET ClearBridge Variable      2016        --         0.30 - 2.60          3.09 - 5.49
     Small Cap Growth Subaccount   2015        --         0.30 - 2.60      (6.83) - (4.66)
                                   2014        --         0.30 - 2.60          1.41 - 3.77
                                   2013      0.05         0.30 - 2.60        43.28 - 46.61
                                   2012      0.33         0.30 - 2.60        16.35 - 19.07

  LMPVET QS Variable               2016      2.28         1.17 - 1.90          5.41 - 6.18
     Conservative Growth           2015      1.90         1.17 - 1.90      (3.05) - (2.33)
     Subaccount                    2014      2.36         1.17 - 1.90          2.93 - 3.69
                                   2013      1.96         1.17 - 1.90        13.16 - 13.99
                                   2012      2.54         1.17 - 1.90        10.96 - 11.77

  LMPVET QS Variable Growth        2016      1.41         1.17 - 1.90          6.46 - 7.24
     Subaccount                    2015      1.32         1.17 - 1.90      (4.07) - (3.37)
                                   2014      1.71         1.17 - 1.90          2.72 - 3.47
                                   2013      1.60         1.17 - 1.90        24.12 - 25.03
                                   2012      1.69         1.17 - 1.90        13.70 - 14.53

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  LMPVET QS Variable Moderate    2016    17,102,253    1.65 - 2.17      30,093,587
     Growth Subaccount           2015    18,733,090    1.56 - 2.04      30,991,123
                                 2014    21,841,591    1.62 - 2.10      37,227,976
                                 2013    25,062,174    1.57 - 2.02      41,240,143
                                 2012    29,657,743    1.31 - 1.68      40,633,478

  LMPVIT Western Asset Core      2016    28,322,927    1.65 - 3.02      60,157,955
     Plus Subaccount             2015    32,101,360    1.62 - 2.92      66,305,234
                                 2014    37,890,107    1.61 - 2.92      78,692,683
                                 2013    44,750,902    1.65 - 2.96      94,954,012
                                 2012    54,128,179    1.54 - 2.75     106,932,282

  LMPVIT Western Asset           2016     2,810,318    1.44 - 2.47       5,438,686
     Variable Global High Yield  2015     3,405,003    1.28 - 2.17       5,805,010
     Bond Subaccount             2014     4,116,947    1.40 - 2.34       7,593,996
                                 2013     4,982,108    1.45 - 2.40       9,465,032
                                 2012     5,919,632    1.40 - 2.29      10,968,395

  MIST American Funds            2016     3,745,363    1.37 - 1.50       5,393,633
     Balanced Allocation         2015     3,593,345    1.29 - 1.39       4,828,342
     Subaccount                  2014     3,198,147    1.32 - 1.41       4,360,096
                                 2013     2,980,777    1.26 - 1.33       3,871,348
                                 2012     2,190,157    1.07 - 1.13       2,431,852

  MIST American Funds Growth     2016     2,607,699    1.39 - 1.52       3,801,167
     Allocation Subaccount       2015     2,633,410    1.29 - 1.40       3,549,784
                                 2014     2,717,215    1.32 - 1.41       3,718,850
                                 2013     2,729,186    1.26 - 1.33       3,542,062
                                 2012     1,922,890    1.02 - 1.07       2,020,923

  MIST American Funds            2016     2,077,029    1.34 - 1.46       2,886,201
     Moderate Allocation         2015     2,284,599    1.27 - 1.37       2,991,070
     Subaccount                  2014     2,152,245    1.29 - 1.38       2,864,383
                                 2013     2,143,767    1.23 - 1.30       2,718,823
                                 2012     1,804,687    1.10 - 1.15       2,034,082

  MIST BlackRock High Yield      2016    26,278,741   1.47 - 10.55      82,544,588
     Subaccount                  2015    30,089,681    1.33 - 9.34      82,643,530
                                 2014    36,693,530    1.42 - 9.81     104,638,887
                                 2013    45,512,194    1.41 - 9.60     123,385,092
                                 2012    53,791,302    1.33 - 8.84     132,794,550

  MIST Clarion Global Real       2016    45,463,358    1.02 - 2.88      58,508,417
     Estate Subaccount           2015    50,678,041    1.04 - 2.90      65,557,139
                                 2014    58,479,092    1.08 - 2.98      77,846,976
                                 2013    60,592,799    0.98 - 2.67      69,115,555
                                 2012    68,080,621    0.97 - 2.62      76,052,564

  MIST ClearBridge Aggressive    2016    64,680,298   1.05 - 12.43     478,123,942
     Growth Subaccount           2015    74,168,853   1.05 - 12.22     526,677,455
                                 2014    83,295,458   1.12 - 12.86     614,674,474
                                 2013     5,674,029    0.97 - 1.49       5,944,351
                                 2012     4,186,645    0.68 - 2.10       3,075,258

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET QS Variable Moderate    2016      2.04         1.17 - 1.90          5.96 - 6.74
     Growth Subaccount           2015      1.66         1.17 - 1.90      (3.64) - (2.93)
                                 2014      1.84         1.17 - 1.90          2.93 - 3.69
                                 2013      1.51         1.17 - 1.90        19.53 - 20.40
                                 2012      2.31         1.17 - 1.90        12.43 - 13.26

  LMPVIT Western Asset Core      2016      2.15         0.30 - 2.60          1.86 - 4.23
     Plus Subaccount             2015      1.44         0.30 - 2.60        (1.40) - 0.89
                                 2014      6.77         0.30 - 2.60      (2.89) - (0.63)
                                 2013      6.79         0.30 - 2.60          6.41 - 8.88
                                 2012      7.85         0.30 - 2.60        14.84 - 17.52

  LMPVIT Western Asset           2016      5.97         1.40 - 2.60        12.64 - 14.00
     Variable Global High Yield  2015      5.63         1.40 - 2.60      (8.26) - (7.15)
     Bond Subaccount             2014      6.42         1.40 - 2.60      (3.69) - (2.53)
                                 2013      5.42         1.40 - 2.60          3.54 - 4.79
                                 2012      6.91         1.40 - 2.60        15.28 - 16.67

  MIST American Funds            2016      1.75         0.30 - 1.30          6.42 - 7.49
     Balanced Allocation         2015      1.31         0.30 - 1.30      (1.99) - (1.00)
     Subaccount                  2014      1.26         0.30 - 1.30          4.68 - 5.73
                                 2013      1.30         0.30 - 1.30        17.00 - 18.18
                                 2012      1.61         0.30 - 1.30        12.06 - 13.19

  MIST American Funds Growth     2016      1.28         0.30 - 1.30          7.55 - 8.63
     Allocation Subaccount       2015      1.33         0.30 - 1.30      (2.04) - (1.05)
                                 2014      1.03         0.30 - 1.30          5.01 - 6.07
                                 2013      0.97         0.30 - 1.30        23.49 - 24.73
                                 2012      1.18         0.30 - 1.30        14.65 - 15.81

  MIST American Funds            2016      1.88         0.30 - 1.30          5.63 - 6.69
     Moderate Allocation         2015      1.52         0.30 - 1.30      (2.01) - (1.02)
     Subaccount                  2014      1.48         0.30 - 1.30          4.72 - 5.78
                                 2013      1.68         0.30 - 1.30        12.05 - 13.18
                                 2012      1.88         0.30 - 1.30         9.40 - 10.51

  MIST BlackRock High Yield      2016      6.72         0.19 - 2.75        10.89 - 14.05
     Subaccount                  2015      7.95         0.19 - 2.75      (6.65) - (3.92)
                                 2014      6.24         0.19 - 2.75          0.49 - 3.21
                                 2013      6.90         0.19 - 2.75          6.37 - 9.56
                                 2012      7.22         0.19 - 2.75        13.37 - 16.57

  MIST Clarion Global Real       2016      2.30         0.30 - 2.65        (1.71) - 0.85
     Estate Subaccount           2015      4.00         0.30 - 2.65      (3.93) - (1.52)
                                 2014      1.65         0.30 - 2.65         5.92 - 13.33
                                 2013      7.21         0.30 - 2.65          0.89 - 3.45
                                 2012      2.30         0.30 - 2.65        22.74 - 25.92

  MIST ClearBridge Aggressive    2016      0.66         0.30 - 2.60          0.06 - 2.68
     Growth Subaccount           2015      0.42         0.30 - 2.60      (6.47) - (4.10)
                                 2014        --         0.30 - 2.60        11.76 - 18.64
                                 2013      0.21         0.30 - 2.60        42.03 - 45.33
                                 2012      0.02         0.00 - 2.60        15.58 - 18.64

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO         NET
                                          UNITS       HIGHEST ($)    ASSETS ($)
                                      ------------  -------------  --------------
  MIST Harris Oakmark           2016    27,159,458    1.45 - 2.64      53,763,097
     International Subaccount   2015    31,636,054    1.36 - 2.48      58,322,409
                                2014    34,506,428    1.45 - 2.63      67,655,904
                                2013    39,139,950    1.56 - 2.84      83,400,611
                                2012    42,865,772    1.21 - 2.40      70,442,950

  MIST Invesco Comstock         2016    83,913,220    1.52 - 2.88     182,714,519
     Subaccount                 2015    97,875,599    1.33 - 2.47     184,751,261
                                2014   114,273,627    1.45 - 2.65     233,561,068
                                2013    84,372,068    1.36 - 2.43     159,177,699
                                2012   105,506,703    1.03 - 1.81     150,180,851

  MIST Invesco Mid Cap Value    2016    25,100,728    1.32 - 2.86      40,718,448
     Subaccount                 2015    27,773,801    1.17 - 2.52      39,601,373
                                2014    33,040,249    1.32 - 2.82      52,410,952
                                2013    41,645,975    1.24 - 2.61      61,479,507
                                2012    49,340,187    0.98 - 2.04      57,094,364

  MIST Invesco Small Cap        2016     5,001,924    1.94 - 3.50      12,959,914
     Growth Subaccount          2015     5,777,662    1.74 - 3.18      13,547,388
                                2014     5,841,705    1.81 - 3.29      14,198,348
                                2013     6,603,009    1.71 - 3.09      15,149,420
                                2012     6,837,358    1.25 - 2.24      11,541,386

  MIST JPMorgan Small Cap       2016     5,064,644    1.90 - 2.50      11,768,551
     Value Subaccount           2015     5,524,272    1.47 - 1.93       9,963,889
                                2014     6,763,553    1.60 - 2.11      13,340,006
                                2013     7,275,439    1.55 - 2.04      13,918,317
                                2012     8,174,785    1.18 - 1.88      11,901,829

  MIST Loomis Sayles Global     2016    17,610,274    2.48 - 7.26     125,927,258
     Markets Subaccount         2015    19,556,931    2.39 - 7.00     135,115,612
                                2014    21,660,824    2.39 - 6.99     149,334,905
                                2013    23,910,152    2.24 - 6.82     160,979,990
                                2012    26,809,216    1.94 - 5.88     155,638,699

  MIST Met/Aberdeen Emerging    2016    17,633,912    1.08 - 3.04      37,203,662
     Markets Equity Subaccount  2015    20,803,894    0.99 - 2.74      40,103,316
                                2014    23,705,249    1.18 - 3.19      53,420,816
                                2013    23,618,677    1.30 - 3.42      58,259,362
                                2012    27,471,452    1.41 - 3.61      72,730,901

  MIST Met/Eaton Vance          2016     2,433,483    1.08 - 1.14       2,754,483
     Floating Rate Subaccount   2015     3,452,793    1.01 - 1.06       3,637,330
                                2014     3,823,833    1.05 - 1.09       4,142,616
                                2013     4,616,505    1.07 - 1.10       5,050,875
                                2012     2,309,179    1.05 - 1.08       2,477,277

  MIST Met/Wellington Large     2016    20,534,091    1.41 - 2.56      36,808,971
     Cap Research Subaccount    2015    24,145,925    1.32 - 2.41      40,746,872
                                2014    28,125,928    1.29 - 2.34      46,264,418
                                2013    33,795,286    1.15 - 2.10      50,072,685
                                2012    38,383,679    0.87 - 1.59      42,749,505

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Harris Oakmark           2016      2.40         0.30 - 2.60           5.64 - 8.10
     International Subaccount   2015      3.22         0.30 - 2.60       (6.77) - (4.60)
                                2014      2.63         0.30 - 2.70       (8.04) - (5.81)
                                2013      2.71         0.30 - 2.70         27.32 - 30.41
                                2012      1.85         0.00 - 2.70         26.01 - 29.47

  MIST Invesco Comstock         2016      2.55         0.30 - 2.75         14.12 - 16.95
     Subaccount                 2015      2.89         0.30 - 2.75       (8.52) - (6.25)
                                2014      0.67         0.30 - 2.75           6.01 - 8.98
                                2013      1.13         0.30 - 2.75         31.72 - 34.99
                                2012      1.34         0.30 - 2.75         15.29 - 18.16

  MIST Invesco Mid Cap Value    2016      0.68         0.30 - 2.65         12.48 - 15.16
     Subaccount                 2015      0.52         0.30 - 2.70      (11.41) - (9.25)
                                2014      0.55         0.30 - 2.70           6.72 - 9.31
                                2013      0.78         0.30 - 2.70         26.84 - 29.91
                                2012      0.35         0.30 - 2.70          1.60 - 14.35

  MIST Invesco Small Cap        2016        --         0.30 - 2.60          8.57 - 11.39
     Growth Subaccount          2015      0.12         0.30 - 2.60       (4.23) - (1.72)
                                2014        --         0.30 - 2.60           5.14 - 7.86
                                2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15

  MIST JPMorgan Small Cap       2016      1.85         0.30 - 2.60         27.50 - 30.46
     Value Subaccount           2015      1.39         0.30 - 2.60       (9.63) - (7.53)
                                2014      1.09         0.30 - 2.60           1.97 - 4.34
                                2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66

  MIST Loomis Sayles Global     2016      1.93         0.60 - 1.30           3.67 - 4.40
     Markets Subaccount         2015      1.82         0.60 - 1.30           0.16 - 0.86
                                2014      2.32         0.60 - 1.30           2.41 - 3.13
                                2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53

  MIST Met/Aberdeen Emerging    2016      1.05         0.30 - 2.75          8.48 - 11.50
     Markets Equity Subaccount  2015      1.89         0.30 - 2.75     (16.15) - (13.92)
                                2014      0.84         0.30 - 2.75       (9.06) - (4.90)
                                2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74

  MIST Met/Eaton Vance          2016      4.39         1.70 - 2.60           6.46 - 7.43
     Floating Rate Subaccount   2015      3.55         1.70 - 2.60       (3.38) - (2.51)
                                2014      3.52         1.70 - 2.60       (1.85) - (0.96)
                                2013      4.00         1.70 - 2.60           1.17 - 2.09
                                2012      2.13         1.70 - 2.60           4.56 - 5.51

  MIST Met/Wellington Large     2016      2.28         0.30 - 2.75           5.36 - 7.97
     Cap Research Subaccount    2015      0.79         0.30 - 2.75           1.62 - 4.14
                                2014      0.82         0.30 - 2.75         10.54 - 13.28
                                2013      1.29         0.30 - 2.75         30.53 - 33.77
                                2012      1.09         0.30 - 2.75         10.41 - 13.16

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST MetLife Asset            2016    39,362,500    1.23 - 2.26      58,009,540      2.25         0.30 - 2.45          6.34 - 8.65
     Allocation 100 Subaccount  2015    43,198,777    1.16 - 2.13      59,108,391      1.28         0.30 - 2.45      (4.38) - (2.30)
                                2014    45,212,729    1.02 - 2.22      63,831,385      0.72         0.30 - 2.50          0.61 - 4.25
                                2013    49,145,768    1.17 - 2.17      66,836,972      0.75         0.30 - 2.55        26.25 - 29.12
                                2012    51,476,410    0.93 - 1.72      54,584,808      0.64         0.30 - 2.55        13.79 - 16.39

  MIST MetLife Multi-Index      2016         9,395  12.32 - 12.61         117,266      1.09         0.60 - 1.15          3.17 - 3.74
     Targeted Risk Subaccount   2015         2,641  11.94 - 12.15          31,905      1.72         0.60 - 1.15      (2.34) - (1.80)
     (Commenced 4/29/2013 and   2014         1,008  12.23 - 12.38          12,424        --         0.60 - 1.15          8.01 - 8.61
     began transactions in 2014)

  MIST MetLife Small Cap        2016    47,810,812    1.44 - 4.07     112,211,997      1.07         0.30 - 2.70        27.76 - 30.86
     Value Subaccount           2015    54,080,595    1.13 - 3.15      97,811,772      0.11         0.30 - 2.70      (7.93) - (5.69)
                                2014    63,208,688    1.23 - 3.38     120,747,347      0.05         0.30 - 2.70        (0.99) - 1.41
                                2013    74,099,811    1.24 - 3.37     139,708,195      1.00         0.30 - 2.70        28.92 - 32.05
                                2012    87,597,110    0.96 - 2.58     124,998,359        --         0.30 - 2.70        14.83 - 17.63

  MIST MFS Research             2016    36,740,233    1.09 - 1.99      53,978,694      2.00         0.30 - 2.65      (3.47) - (1.17)
     International Subaccount   2015    41,917,165    1.12 - 2.04      63,005,452      2.74         0.30 - 2.65      (4.34) - (2.07)
                                2014    46,101,233    1.17 - 2.11      72,277,215      2.28         0.30 - 2.65      (9.38) - (7.23)
                                2013    53,996,698    1.29 - 2.31      92,815,172      2.61         0.30 - 2.65        16.14 - 18.90
                                2012    64,389,120    1.11 - 1.98      94,306,211      1.94         0.30 - 2.65        13.64 - 16.36

  MIST Morgan Stanley Mid Cap   2016     4,381,117    1.08 - 2.99       7,516,054        --         0.30 - 2.60     (10.81) - (8.73)
     Growth Subaccount          2015     5,073,086    1.21 - 3.32       9,645,446        --         0.30 - 2.60      (7.46) - (5.31)
                                2014     5,743,592    1.29 - 3.55      11,736,546      0.04         0.30 - 2.60        (1.58) - 0.71
                                2013     6,809,955    1.30 - 3.58      14,243,583      0.75         0.30 - 2.60        35.46 - 38.61
                                2012     8,161,498    0.95 - 2.62      12,071,251        --         0.30 - 2.60          6.46 - 8.95

  MIST Oppenheimer Global       2016   199,205,510    1.13 - 2.45     285,997,810      1.11         0.30 - 2.70      (2.44) - (0.07)
     Equity Subaccount          2015   223,372,532    1.16 - 2.48     323,609,477      1.11         0.30 - 2.70          1.17 - 3.62
                                2014   249,440,312    1.15 - 2.50     351,667,634      0.97         0.30 - 2.70        (0.58) - 1.84
                                2013   284,367,464    1.15 - 2.49     395,783,735      1.84         0.30 - 2.70        14.60 - 26.73
                                2012   280,274,259    1.01 - 1.99     316,647,038      1.59         0.30 - 2.70        17.93 - 20.81

  MIST PIMCO Inflation          2016    35,307,807    1.14 - 1.52      48,063,859        --         0.30 - 2.75          2.29 - 4.85
     Protected Bond Subaccount  2015    39,426,607    1.11 - 1.47      51,884,514      5.06         0.30 - 2.75      (5.60) - (3.20)
                                2014    47,696,077    1.18 - 1.53      65,747,511      1.82         0.30 - 2.75          0.25 - 2.87
                                2013    56,428,155    1.18 - 1.50      76,820,088      2.53         0.30 - 2.75     (11.60) - (9.25)
                                2012    76,954,212    1.33 - 1.67     117,364,047      3.19         0.00 - 2.75          6.32 - 9.33

  MIST PIMCO Total Return       2016   108,989,879    1.28 - 2.11     175,865,002      2.58         0.30 - 2.75        (0.17) - 2.30
     Subaccount                 2015   125,500,853    1.28 - 2.07     200,669,344      5.27         0.30 - 2.75      (2.71) - (0.29)
                                2014   150,568,606    1.32 - 2.09     243,988,067      2.38         0.30 - 2.75          1.37 - 3.88
                                2013   187,162,730    1.30 - 2.01     296,027,272      4.35         0.30 - 2.75      (4.58) - (2.21)
                                2012   230,205,457    1.36 - 2.07     377,907,353      3.16         0.30 - 2.75          6.29 - 8.94

  MIST Pyramis Managed Risk     2016         2,398  11.67 - 12.05          28,371      0.75         0.30 - 1.15          3.37 - 4.25
     Subaccount                 2015         1,566  11.29 - 11.56          17,857      0.75         0.30 - 1.15      (2.38) - (1.55)
     (Commenced 4/29/2013)      2014           992  11.62 - 11.74          11,539        --         0.30 - 0.90          7.67 - 8.32
                                2013           127          10.80           1,369      0.85                0.80                 5.68

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST SSGA Growth and Income   2016    69,381,250           1.51     104,433,234      2.34                1.25                 4.47
     ETF Subaccount             2015    75,897,851           1.44     109,354,013      2.30                1.25               (3.18)
                                2014    82,493,632           1.49     122,762,323      2.26                1.25                 4.50
                                2013    90,079,084           1.42     128,281,207      2.51                1.25                11.53
                                2012    96,610,845           1.28     123,361,227      2.37                1.25                11.44

  MIST SSGA Growth ETF          2016    91,144,360           1.49     136,076,571      2.15                1.25                 5.55
     Subaccount                 2015    98,530,509           1.41     139,366,676      2.01                1.25               (3.52)
                                2014   107,020,440           1.47     156,905,463      1.89                1.25                 4.07
                                2013   115,766,294           1.41     163,090,332      2.10                1.25                16.61
                                2012   123,165,362           1.21     148,804,069      1.94                1.25                13.60

  MIST T. Rowe Price Large      2016   188,277,959    1.36 - 9.48     366,994,258      2.85         0.30 - 2.75         0.00 - 15.71
     Cap Value Subaccount       2015   215,108,437    1.27 - 8.25     366,982,709      1.60         0.30 - 2.75      (6.15) - (3.77)
                                2014   246,029,179    1.35 - 7.43     443,370,558      0.47         0.30 - 2.75         8.25 - 12.94
                                2013    93,678,767    1.22 - 6.66     129,704,910      1.54         0.30 - 2.70        30.21 - 33.37
                                2012   109,882,316    0.94 - 5.81     116,086,753      1.45         0.30 - 2.70        14.82 - 17.62

  MIST T. Rowe Price Mid Cap    2016       559,197    1.55 - 2.91       1,310,449        --         1.55 - 2.65          3.44 - 4.58
     Growth Subaccount          2015       890,955    1.50 - 2.78       1,870,191        --         1.55 - 2.65          3.88 - 5.03
                                2014     1,048,455    1.44 - 2.65       2,094,286        --         1.55 - 2.65         9.83 - 11.04
                                2013     1,441,274    1.31 - 2.39       2,644,910      0.23         1.55 - 2.65        33.01 - 34.48
                                2012     2,028,845    0.99 - 1.77       2,812,261        --         1.55 - 2.65        10.69 - 11.93

  Morgan Stanley Multi Cap      2016       274,685    2.18 - 2.65         678,520        --         1.85 - 2.50      (6.03) - (5.41)
     Growth Subaccount          2015       302,631    2.31 - 2.80         790,647        --         1.85 - 2.50          5.66 - 6.35
                                2014       367,876    2.18 - 2.64         914,004        --         1.85 - 2.50          2.84 - 3.51
                                2013       499,433    2.11 - 2.66       1,210,400      0.23         1.60 - 2.50        46.66 - 47.99
                                2012       634,940    1.41 - 1.80       1,052,964        --         1.60 - 2.50         9.31 - 10.31

  MSF Barclays Aggregate Bond   2016    25,927,617    1.37 - 2.58      62,459,481      2.77         0.30 - 1.30          1.03 - 2.04
     Index Subaccount           2015    28,582,132    1.36 - 2.55      68,017,985      2.91         0.30 - 1.30      (1.04) - (0.05)
                                2014    31,665,367    1.37 - 2.58      75,845,003      3.02         0.30 - 1.30          4.44 - 5.49
                                2013    35,381,978    1.31 - 2.47      80,759,985      3.62         0.30 - 1.30      (3.59) - (2.62)
                                2012    40,275,965    1.36 - 2.56      95,180,911      3.74         0.30 - 1.30          2.55 - 3.59

  MSF BlackRock Bond Income     2016    89,821,850    1.08 - 2.25     132,434,541      3.12         0.30 - 2.75          0.18 - 2.81
     Subaccount                 2015   101,411,127    1.08 - 2.21     147,353,917      3.73         0.30 - 2.75        (2.28) - 0.29
                                2014   116,573,933    1.11 - 2.23     171,167,569      3.45         0.30 - 2.75          4.02 - 6.76
                                2013   133,280,506    1.06 - 2.11     185,528,381      4.02         0.30 - 2.75      (3.60) - (1.06)
                                2012   159,459,776    1.10 - 2.15     227,477,835      2.66         0.30 - 2.75          4.46 - 7.22

  MSF BlackRock Capital         2016    90,233,992    1.04 - 5.06     162,582,117        --         0.30 - 2.65      (2.62) - (0.21)
     Appreciation Subaccount    2015   102,258,198    1.06 - 5.12     186,416,345        --         0.30 - 2.65          3.38 - 5.96
                                2014   116,660,042    1.01 - 4.88     201,471,712      0.06         0.30 - 2.65          5.95 - 8.57
                                2013   137,072,166    0.94 - 4.54     218,130,450      0.84         0.30 - 2.65        30.61 - 33.82
                                2012   165,758,971    0.71 - 3.42     197,078,248      0.31         0.30 - 2.65        11.23 - 14.03

  MSF BlackRock Large Cap       2016     5,533,043    1.34 - 2.22      10,606,904      1.42         0.30 - 2.65        15.01 - 17.74
     Value Subaccount           2015     6,317,929    1.16 - 1.89      10,329,127      1.55         0.30 - 2.65      (8.63) - (6.46)
                                2014     7,271,879    1.27 - 2.02      12,887,179      1.11         0.30 - 2.65          6.83 - 9.37
                                2013     9,446,977    1.19 - 1.84      15,413,317      1.21         0.30 - 2.65        28.30 - 31.35
                                2012    11,585,791    0.93 - 1.40      14,563,747      1.44         0.30 - 2.65        10.97 - 13.63

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                        ------------  ------------  --------------
  MSF BlackRock Ultra-Short       2016   191,490,336   0.83 - 2.28     213,922,334
     Term Bond Subaccount         2015   207,458,223   0.85 - 2.31     234,598,971
                                  2014   228,692,218   0.87 - 2.34     260,029,222
                                  2013   272,484,145   0.89 - 2.37     306,076,669
                                  2012   305,952,973   0.92 - 2.41     338,263,961

  MSF Frontier Mid Cap Growth     2016    46,769,889   0.92 - 2.54      71,558,936
     Subaccount                   2015    53,062,687   0.89 - 2.46      78,853,375
                                  2014    59,828,713   0.88 - 2.44      88,449,747
                                  2013    69,033,438   0.81 - 2.23      93,792,080
                                  2012    80,896,694   0.62 - 1.71      83,365,935

  MSF Jennison Growth             2016   230,334,406   0.94 - 2.60     330,843,366
     Subaccount                   2015   255,430,902   0.96 - 2.64     370,985,158
                                  2014   283,460,406   0.88 - 2.43     376,259,287
                                  2013   306,377,182   0.82 - 2.27     377,320,708
                                  2012   347,786,347   0.61 - 1.68     317,110,813

  MSF Loomis Sayles Small Cap     2016       125,626   5.00 - 5.99         695,462
     Core Subaccount              2015       133,839   4.31 - 5.12         637,286
                                  2014       146,236   4.49 - 5.30         725,826
                                  2013       205,325   4.36 - 5.21       1,019,553
                                  2012       324,926   3.18 - 3.77       1,156,434

  MSF Met/Artisan Mid Cap         2016       487,877   3.33 - 3.67       1,708,962
     Value Subaccount             2015       516,603   2.77 - 3.03       1,498,283
                                  2014       599,313   3.14 - 3.40       1,961,420
                                  2013       672,017   3.15 - 3.40       2,205,749
                                  2012       727,228   2.36 - 2.52       1,786,794

  MSF Met/Dimensional             2016       273,940   1.91 - 2.04         543,802
     International Small Company  2015       749,110   1.85 - 1.96       1,434,554
     Subaccount                   2014       750,406   1.79 - 1.88       1,388,811
                                  2013       479,292   1.97 - 2.05         969,532
                                  2012       512,674   1.58 - 1.64         828,694

  MSF Met/Wellington Balanced     2016    64,591,245   1.49 - 3.90     230,965,585
     Subaccount                   2015    72,571,267   1.43 - 3.69     244,860,534
                                  2014    78,788,126   1.44 - 3.64     263,144,756
                                  2013    87,559,708   1.34 - 3.34     265,542,357
                                  2012    95,084,218   1.14 - 2.80     241,918,758

  MSF Met/Wellington Core         2016    52,226,552  1.43 - 58.47     118,746,402
     Equity Opportunities         2015    44,358,088   1.35 - 2.26      80,800,707
     Subaccount                   2014    53,012,778   1.34 - 2.26      96,109,883
                                  2013    65,547,224   1.24 - 2.10     109,181,322
                                  2012    81,093,170   0.94 - 1.61     103,067,131

  MSF MetLife Asset               2016    14,708,245   1.23 - 1.57      20,218,985
     Allocation 20 Subaccount     2015    17,745,651   1.21 - 1.51      23,643,801
                                  2014    21,756,153   1.25 - 1.52      29,613,599
                                  2013    27,300,301   1.21 - 1.46      35,985,163
                                  2012    33,750,786   1.19 - 1.41      43,181,333

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Ultra-Short       2016      0.05         0.30 - 2.75         (2.51) - 0.05
     Term Bond Subaccount         2015        --         0.30 - 2.75       (2.71) - (0.30)
                                  2014        --         0.30 - 2.75       (2.71) - (0.30)
                                  2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)

  MSF Frontier Mid Cap Growth     2016        --         0.30 - 2.70           2.41 - 4.98
     Subaccount                   2015        --         0.30 - 2.70         (0.08) - 2.47
                                  2014        --         0.30 - 2.70          7.98 - 10.72
                                  2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55

  MSF Jennison Growth             2016      0.26         0.30 - 2.70       (3.86) - (0.13)
     Subaccount                   2015      0.24         0.30 - 2.70          7.59 - 10.45
                                  2014      0.23         0.30 - 2.70          4.51 - 12.77
                                  2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21

  MSF Loomis Sayles Small Cap     2016      0.06         1.70 - 2.50         16.04 - 16.97
     Core Subaccount              2015        --         1.70 - 2.50       (4.17) - (3.40)
                                  2014        --         1.70 - 2.50           0.95 - 1.76
                                  2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33

  MSF Met/Artisan Mid Cap         2016      0.87         1.40 - 2.10         20.10 - 20.95
     Value Subaccount             2015      0.94         1.40 - 2.10     (11.54) - (10.92)
                                  2014      0.54         1.40 - 2.10         (0.44) - 0.26
                                  2013      0.80         1.40 - 2.10         33.67 - 34.61
                                  2012      0.81         1.40 - 2.10          9.25 - 10.02

  MSF Met/Dimensional             2016      2.61         1.70 - 2.50           3.21 - 4.04
     International Small Company  2015      1.68         1.70 - 2.50           3.14 - 3.97
     Subaccount                   2014      1.56         1.70 - 2.50       (9.00) - (8.27)
                                  2013      1.77         1.70 - 2.50         24.45 - 25.45
                                  2012      0.49         1.70 - 2.50         14.98 - 15.91

  MSF Met/Wellington Balanced     2016      2.75         0.30 - 2.65           3.95 - 6.67
     Subaccount                   2015      1.96         0.30 - 2.65         (0.38) - 2.27
                                  2014      2.00         0.30 - 2.65          7.40 - 10.22
                                  2013      2.48         0.30 - 2.65         17.13 - 20.23
                                  2012      2.29         0.30 - 2.65          9.16 - 12.04

  MSF Met/Wellington Core         2016      1.72         0.30 - 2.65           0.53 - 7.02
     Equity Opportunities         2015      1.62         0.30 - 2.65         (0.53) - 2.09
     Subaccount                   2014      0.56         0.30 - 2.65          5.33 - 10.30
                                  2013      1.27         0.30 - 2.65         29.87 - 33.30
                                  2012      0.69         0.30 - 2.65          9.66 - 12.52

  MSF MetLife Asset               2016      3.19         0.30 - 2.50           1.95 - 4.22
     Allocation 20 Subaccount     2015      2.09         0.30 - 2.50       (3.04) - (0.88)
                                  2014      3.97         0.30 - 2.50           1.89 - 4.16
                                  2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MSF MetLife Asset             2016    47,542,265    1.26 - 1.63      68,509,133      3.55         0.30 - 2.55          3.42 - 5.77
     Allocation 40 Subaccount   2015    54,365,636    1.22 - 1.54      74,878,498      0.27         0.30 - 2.55      (3.56) - (1.37)
                                2014    62,281,508    1.25 - 1.56      87,527,049      2.62         0.30 - 2.65          2.04 - 4.61
                                2013    63,017,183    1.23 - 1.49      85,938,160      2.54         0.30 - 2.65         8.02 - 10.59
                                2012    69,601,690    1.13 - 1.35      86,810,589      2.94         0.30 - 2.65         8.53 - 11.13

  MSF MetLife Asset             2016   313,013,101    1.23 - 1.66     452,209,477      3.14         0.30 - 2.85          4.10 - 6.78
     Allocation 60 Subaccount   2015   351,132,615    1.18 - 1.55     480,001,704      0.54         0.30 - 2.85      (4.04) - (1.56)
                                2014   393,087,875    1.10 - 1.58     550,983,256      1.72         0.30 - 2.85          1.05 - 4.74
                                2013   325,210,824    1.21 - 1.51     449,109,725      1.95         0.30 - 2.75        14.78 - 17.63
                                2012   342,679,345    1.06 - 1.72     406,247,240      2.31         0.00 - 2.75        10.15 - 13.24

  MSF MetLife Asset             2016   406,853,909    1.21 - 1.66     574,285,819      2.94         0.30 - 2.90          5.05 - 7.82
     Allocation 80 Subaccount   2015   438,830,497    1.15 - 1.55     582,539,493      0.33         0.30 - 2.90      (4.51) - (1.99)
                                2014   469,940,862    1.21 - 1.61     645,019,159      1.11         0.30 - 2.90          2.22 - 4.91
                                2013   281,259,764    1.21 - 1.50     392,110,510      1.46         0.30 - 2.60        21.12 - 23.94
                                2012   301,438,988    1.00 - 1.21     341,958,464      1.91         0.30 - 2.60        12.41 - 15.04

  MSF MetLife Mid Cap Stock     2016     7,950,996   2.09 - 36.72      17,822,009      1.27         0.30 - 1.25        18.71 - 19.72
     Index Subaccount           2015     8,349,197   1.75 - 30.67      15,269,454      1.16         0.30 - 1.25      (3.79) - (2.97)
                                2014     8,659,503   1.82 - 31.61      16,117,119      1.01         0.30 - 1.25          7.96 - 8.89
                                2013     8,357,897   1.68 - 29.03      14,115,032      1.09         0.30 - 1.25        16.63 - 31.49
                                2012     6,983,172           1.28       8,935,310      1.02                1.25                16.13

  MSF MetLife Stock Index       2016   399,744,544   1.40 - 40.16     818,490,354      1.98         0.28 - 3.50         7.70 - 11.36
     Subaccount                 2015   444,545,333   1.29 - 36.32     825,958,902      1.72         0.28 - 3.50        (2.41) - 0.88
                                2014   512,472,472   1.22 - 36.26     948,735,700      1.69         0.28 - 3.50         9.37 - 13.05
                                2013   619,079,605   1.11 - 32.31   1,022,210,401      1.86         0.28 - 3.50        27.37 - 31.65
                                2012   746,876,608   0.85 - 24.72     955,635,335      1.43         0.28 - 3.50        11.63 - 15.43

  MSF MFS Total Return          2016   138,074,749    1.22 - 4.20     347,116,215      2.73         0.30 - 2.75          5.97 - 8.65
     Subaccount                 2015   157,676,884    1.15 - 3.90     367,197,782      2.42         0.30 - 2.75      (3.10) - (0.65)
                                2014   181,477,236    1.19 - 3.96     427,404,149      2.25         0.30 - 2.75          5.42 - 8.09
                                2013   214,758,429    1.13 - 3.69     467,083,516      2.45         0.30 - 2.75        15.48 - 18.40
                                2012   252,752,393    0.97 - 3.15     465,580,415      2.74         0.30 - 2.75         8.27 - 11.03

  MSF MFS Value Subaccount      2016    54,400,150    1.36 - 2.83     126,985,750      2.24         0.30 - 2.75        11.00 - 14.05
                                2015    61,186,657    1.22 - 2.53     126,858,359      2.66         0.30 - 2.75      (3.07) - (0.45)
                                2014    71,426,723    1.26 - 2.59     149,803,816      1.64         0.30 - 2.75         7.72 - 10.48
                                2013    76,198,106    1.18 - 2.39     152,814,296      1.08         0.30 - 2.65        16.93 - 35.32
                                2012    42,193,599    1.17 - 1.80      64,099,072      1.95         0.30 - 2.65        13.33 - 16.30

  MSF MSCI EAFE Index           2016    22,174,074    0.98 - 2.39      46,547,113      2.63         0.30 - 1.60        (0.27) - 1.04
     Subaccount                 2015    24,065,038    0.99 - 2.38      50,132,009      3.23         0.30 - 1.60      (2.66) - (1.39)
                                2014    25,971,462    1.01 - 2.44      55,159,835      2.60         0.30 - 1.60      (7.50) - (6.28)
                                2013    29,240,272    1.09 - 2.63      66,367,832      3.06         0.30 - 1.60        19.93 - 21.50
                                2012    31,591,933    0.91 - 2.18      59,212,775      3.14         0.30 - 1.60        16.44 - 17.97

  MSF Neuberger Berman          2016    22,363,400    1.40 - 4.28      61,097,301      0.43         0.30 - 2.65        15.30 - 18.33
     Genesis Subaccount         2015    25,655,787    1.20 - 3.63      59,714,866      0.38         0.30 - 2.65        (2.25) - 0.28
                                2014    30,031,861    1.23 - 3.63      69,389,880      0.37         0.30 - 2.65      (2.91) - (0.29)
                                2013    35,991,632    1.25 - 3.65      82,899,600        --         0.30 - 2.65        24.17 - 35.86
                                2012        70,294    1.58 - 1.77         118,604      0.12         1.70 - 2.60          6.92 - 7.89

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  MSF Russell 2000 Index         2016    23,491,682    2.27 - 5.23     110,619,177
     Subaccount                  2015    25,834,307    1.90 - 4.36     101,108,420
                                 2014    27,782,287    2.02 - 4.62     114,688,189
                                 2013    31,268,599    1.96 - 4.45     123,574,772
                                 2012    33,654,928    1.43 - 3.25      96,816,463

  MSF T. Rowe Price Large Cap    2016    26,687,817    1.62 - 3.14      52,673,898
     Growth Subaccount           2015    29,861,303    1.64 - 3.11      58,885,774
                                 2014    33,034,416    1.52 - 2.82      59,661,381
                                 2013    32,411,409    1.26 - 2.60      54,003,653
                                 2012    32,201,056    1.12 - 1.88      38,929,294

  MSF T. Rowe Price Small Cap    2016    41,499,662    1.82 - 3.98     108,651,167
     Growth Subaccount           2015    46,060,640    1.68 - 3.59     109,539,493
                                 2014    50,212,351    1.68 - 3.52     118,139,543
                                 2013    55,991,286    1.62 - 3.32     125,245,594
                                 2012    62,635,996    1.15 - 2.32      98,474,574

  MSF Western Asset              2016    32,467,046   1.25 - 41.83     170,890,372
     Management Strategic Bond   2015    19,595,073    1.18 - 2.94      32,316,442
     Opportunities Subaccount    2014    23,348,172    1.08 - 3.03      39,669,737
                                 2013    27,649,077    1.19 - 2.91      44,979,001
                                 2012    33,573,093    1.21 - 2.91      55,654,805

  MSF Western Asset              2016    49,146,509    1.04 - 2.57      75,272,260
     Management U.S. Government  2015    53,614,394    1.05 - 2.57      82,426,356
     Subaccount                  2014    64,344,337    1.07 - 2.58      98,096,572
                                 2013    73,690,565    1.07 - 2.54     109,839,169
                                 2012    89,352,294    1.10 - 2.58     134,993,660

  Pioneer VCT Mid Cap Value      2016     7,793,599    1.77 - 2.84      19,478,488
     Subaccount                  2015     9,348,957    1.56 - 2.48      20,514,005
                                 2014    11,449,417    1.72 - 2.69      27,355,302
                                 2013    13,948,854    1.54 - 2.38      29,462,183
                                 2012    17,566,894    1.19 - 1.82      28,565,653

  Pioneer VCT Real Estate        2016     2,487,870    2.08 - 3.45       7,545,087
     Shares Subaccount           2015     2,872,791    2.00 - 3.31       8,432,222
                                 2014     3,456,891    1.95 - 3.22       9,986,466
                                 2013     4,679,392    1.52 - 2.50      10,515,684
                                 2012     5,535,016    1.53 - 2.50      12,543,885

  TAP 1919 Variable Socially     2016    12,016,499    1.31 - 4.37      34,122,083
     Responsive Balanced         2015    13,640,111    1.25 - 4.17      36,506,368
     Subaccount                  2014    15,783,435    1.29 - 4.29      43,091,030
                                 2013    17,650,098    1.20 - 3.98      44,216,482
                                 2012    19,935,151    1.03 - 3.39      41,969,589

  UIF Growth Subaccount          2016     2,605,136    1.54 - 3.11       5,650,496
                                 2015     2,947,999    1.59 - 3.23       6,666,780
                                 2014     3,258,928    1.44 - 2.93       6,688,278
                                 2013     3,897,642    1.35 - 2.81       7,732,651
                                 2012     5,479,096    0.93 - 1.93       7,099,628

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Russell 2000 Index         2016      1.38         0.30 - 1.65        19.30 - 20.92
     Subaccount                  2015      1.21         0.30 - 1.65      (5.84) - (4.56)
                                 2014      1.17         0.30 - 1.65          3.32 - 4.72
                                 2013      1.55         0.30 - 1.65        36.29 - 38.14
                                 2012      1.16         0.30 - 1.65        14.44 - 16.00

  MSF T. Rowe Price Large Cap    2016        --         0.30 - 2.65        (1.07) - 1.23
     Growth Subaccount           2015      0.01         0.30 - 2.65         7.68 - 10.18
                                 2014        --         0.30 - 2.65         6.03 - 13.92
                                 2013      0.07         0.30 - 2.65        25.92 - 38.35
                                 2012        --         0.30 - 2.65        15.56 - 18.32

  MSF T. Rowe Price Small Cap    2016      0.03         0.30 - 2.65         8.57 - 11.15
     Growth Subaccount           2015        --         0.30 - 2.65        (0.22) - 2.16
                                 2014        --         0.30 - 2.65          3.86 - 6.33
                                 2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56

  MSF Western Asset              2016      2.14         0.30 - 2.75          3.17 - 7.29
     Management Strategic Bond   2015      4.93         1.17 - 2.60      (4.52) - (2.86)
     Opportunities Subaccount    2014      5.32         1.17 - 2.60          0.50 - 4.24
                                 2013      4.97         1.17 - 2.60      (1.76) - (0.08)
                                 2012      3.46         1.17 - 2.60         8.42 - 10.19

  MSF Western Asset              2016      2.62         0.15 - 2.45        (1.17) - 1.13
     Management U.S. Government  2015      2.32         0.15 - 2.45        (1.86) - 0.42
     Subaccount                  2014      1.96         0.15 - 2.45          0.32 - 2.66
                                 2013      2.23         0.15 - 2.45      (3.14) - (0.89)
                                 2012      2.10         0.15 - 2.45          0.86 - 3.21

  Pioneer VCT Mid Cap Value      2016      0.48         1.40 - 2.75        13.08 - 14.61
     Subaccount                  2015      0.55         1.40 - 2.75      (8.89) - (7.66)
                                 2014      0.66         1.40 - 2.75        11.69 - 13.20
                                 2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28

  Pioneer VCT Real Estate        2016      3.21         1.55 - 2.70          3.00 - 4.19
     Shares Subaccount           2015      2.02         1.55 - 2.70          1.73 - 2.91
                                 2014      2.29         1.50 - 2.70        27.08 - 28.62
                                 2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35

  TAP 1919 Variable Socially     2016      0.91         0.30 - 2.30          3.82 - 5.92
     Responsive Balanced         2015      1.19         0.30 - 2.50      (4.14) - (2.01)
     Subaccount                  2014      0.85         0.30 - 2.50          6.61 - 8.98
                                 2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38

  UIF Growth Subaccount          2016        --         1.40 - 2.50      (4.06) - (3.00)
                                 2015        --         1.40 - 2.50         9.47 - 10.68
                                 2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Subaccounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond                  (BHFTI) Brighthouse/Templeton International Bond
   Portfolio                                               Portfolio
(MIST) Met/Wellington Large Cap Research                 (BHFTI) Brighthouse/Wellington Large Cap Research
   Portfolio                                               Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Separate Account Eleven for Variable       Brighthouse Separate Account Eleven for Variable
   Annuities                                               Annuities

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Statements of Assets and Liabilities as of December 31, 2016

   (3)   Statements of Operations for the year ended December 31, 2016

   (4) Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015

   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Consolidated Balance Sheets as of December 31, 2016 and 2015

   (3) Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014

   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014

   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


b. Exhibits

   1(a). Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (1)

   1(b). Resolution of MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund BD for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (2)

   2.          Not Applicable

   3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (3)

   3(b).       Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
               (4)

   3(c).       Master Retail Sales Agreement (MLIDC). (4)

   3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (5)


   3(e). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (18)

   3(f).       Brighthouse Securities, LLC Sales Agreement. (18)


   4(i)        Form of Modified Single Premium Deferred Variable Annuity
               Contract (16)

   4(ii)       Form of Contract Schedule 6-C200-1 (11/14) (14)

   4(iii) Form of Contract Schedule (Preservation and Growth Rider) 6-CGMAB-1 (11/14) (14)

   4(iv)       Form of Roth Individual Retirement Annuity Endorsement
               ICC14-6-E-5 (14)

   4(v)        Form of Individual Retirement Annuity Endorsement ICC14-6-E-6
               (14)

   4(vi)       Form of Non-Qualified Annuity Endorsement ICC14-6-E-7 (14)

   4(vii)      Form of Unisex Annuity Rates Endorsement ICC14-6-E-9 (14)

   4(viii)     Form of Death Benefit Rider ICC14-6-ROP (14)


   4(ix)       Company Name Change Endorsement (effective March 6, 2017)
               (5-E132-6)(18)


   5(i). Form of Variable Annuity Application MAA-APP (07/14) MAA-NC (11/14) Fs (14)

   5(ii). Form of Variable Annuity Application ICC14-MAA (06/14) MAA (11/14) Fs (14)

   6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (7)

   6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (7)

   6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (8)

   6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment to the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (9)

   6(e) Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (Formerly known as The Travelers Insurance Company) June 1, 2012. (6)


   6(f) Copy of Certificate of Amendment of Certification of Incorporation of MetLife Insurance Company USA (effective December 6, 2016). (18)

   6(g) Copy of Amended and Restated Bylaws of Brighthouse Life Insurance Company. (18)


   7(a). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (10)

   7(b). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (10)

   7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014) (15)

   7(c)(i). Variable Annuity Death Benefit Reinsurance Agreement Effective June 1, 1997 between The Travelers Insurance Company and Connecticut General Life Insurance Company, Amendment Nos. 1 and 2, and Notice Letter of termination of new business. (10)

   7(c)(ii).   Variable Annuity Death Benefit Reinsurance Agreement Effective
               June 1, 1997 between The Travelers Life and Annuity Company and
               Connecticut General Life Insurance Company, Amendment Nos. 1 and
               2, and Notice Letter of termination of new business. (10)

   7(d)(i). Automatic Annuity Reinsurance Agreement between The Travelers Insurance Company and Transamerica Occidental Life Insurance Company Effective June 1, 1994, Amendment Nos. 1 through 4, and Confidentiality Addendum. (10)

   7(d)(ii).   Automatic Annuity Reinsurance Agreement between The Travelers
               Life and Annuity Company and Transamerica Occidental Life
               Insurance Company Effective July 1, 1995, Amendment Nos. 1
               through 3, and Confidentiality Addendum. (10)

   7(e)(i). Automatic Reinsurance Agreement between The Travelers Insurance Company and North American Reassurance Company (now known as Swiss Re Life Company America) (effective June 1, 1994), and Amendment Nos. 1 through 6 and Amendment Nos. 8 and 9, Notice Letter termination of new business, Amendment Nos. 10 through 21.
               (10)

   7(e)(ii).   Automatic Reinsurance Agreement between The Travelers Life and
               Annuity Company and Swiss Re Life Company America (effective
               July 1, 1995), Amendment Nos. 1 through 4, Amendment Nos. 6 and
               7, Notice Letter of termination of new business, Amendment Nos. 8 through 11 and Amendment Nos. 17 through 19. (10)

   7(f) Service Agreement and Indemnity Combination and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company Treaty #20176 (effective January 1, 2014).
               (11)

   7(g)(i) Amended and Restated Indemnity Retrocession Agreement Coverage effective April 1, 2006 between MetLife Insurance Company USA and Catalyst Re. Ltd. (15)

   7(g)(ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (17)

   8. (i)(a).  Amended and Restated Participation Agreement Among The Travelers
               Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004 and June 18, 2007.) (12)

   (ii). Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (13)


   (iii). Amendment to Participation Agreement with Fidelity Variable Insurance Products Funds effective November 17, 2014. (19)

   (iv). Amendment to Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005. (20)


   9.          Opinion of Counsel (14)

   10. Consent of Independent Registered Public Accounting Firm (filed herewith)

   11.         Not Applicable.

   12.         Not Applicable.


   13. Powers of Attorney for Eric T. Steigerwalt, Myles L. Lambert, Kieran Mullins, John L. Rosenthal, Anant Bhalla and Lynn A. Dumais (filed herewith)


   (1) Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.

   (2)         Incorporated herein by reference to Pre-Effective Amendment No.
               1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4/A, File Nos.333-152199/811-21262, filed November 20, 2008.

   (3) Incorporated herein by reference to Post-Effective Amendment No 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152199/811-21262, filed April 8, 2009.

   (4) Incorporated herein by reference to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.

   (5) Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File
               Nos.033-73466/811-08242, filed April 7, 2008.

   (6) Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.

   (7) Incorporated herein by reference to the registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.

   (8)         Incorporated herein by reference to Post-Effective Amendment
               No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465 filed April 6, 2006.

   (9) Incorporated herein by reference to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.

   (10) Incorporated herein by reference Post-Effective Amendment No.4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos.333-152189/811-21262, filed April 4, 2012.

   (11) Incorporated herein by reference to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-101778/811-21262, filed on April 4, 2014.

   (12) Incorporated herein by reference to Post-Effective Amendment No 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.

   (13) Incorporated herein by reference to Post-Effective Amendment No 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.

   (14)        Incorporated herein by reference to Pre-Effective Amendment No.
               1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-197658/811-21262, filed on October 31, 2014.

   (15) Incorporated herein by reference to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 8, 2015.

   (16) Incorporated herein by reference to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-197658/811-21262, filed on April 8, 2015.

   (17) Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 (File No. 333-101778/811-21262) filed on April 6, 2016.


   (18) Incorporated herein by reference to Post-Effective Amendment No. 9 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 (File No. 333-152189/811-21262) filed on April 5, 2017.

   (19) Incorporated herein by reference to Initial Registration Statement to MetLife Investors Variable Annuity Account One for Variable Annuities' Registration Statement on Form N-4 (File No. 333-200247/811-05200) filed on November 17, 2014.

   (20)        Incorporated herein by reference to Post-Effective Amendment No.
               27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 (File No. 333-101778/811-21262) filed on April 5, 2017.

     ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR
   The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the
   Company:




Name and Principal Business Address       Positions and Offices with Depositor
        Eric T. Steigerwalt               Director, Chairman of the Board, President and
        Gragg Building                    Chief Executive Officer
        11225 North Community House Road
        Charlotte, NC 28277





  Anant Bhalla                      Director and Chief Financial Officer
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277

  Myles Lambert                     Director and Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Kieran Mullins                    Director and Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  John Rosenthal         Director, Vice President and Chief Investment
  334 Madison Avenue     Officer
  Morristown, NJ 07960





  Kimberly Berwanger                Vice President
  11225 North Community House Road
  Charlotte, NC 28277





  Patrisha Cox                      Vice President
  11225 North Community House Road
  Charlotte, NC 28277





  Mark Davis                        Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Andrew DeMarco                    Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  David Dooley           Vice President and Chief Accounting Officer
  334 Madison Avenue
  Morristown, NJ 07960





  Meghan Doscher                    Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Tara Figard                       Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Jason Frain                       Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Gregory Illson                    Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 29277





  James Hamalainen                  Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277

  Donald Leintz                     Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Timothy J. McLinden               Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Marc Pucci             Vice President
  334 Madison Avenue
  Morristown, NJ 07960





  Mark Reilly                       Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Douglas Rodgers                   Vice President
  11225 North Community House Road
  Charlotte, NC 28277





  Kenneth Samuelson III             Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Andrew Vigar                      Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  James Wiviott          Vice President
  334 Madison Avenue
  Morristown, NJ 07960





  Natalie Wright                    Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Meredith Ratajczak                Vice President and Appointed Actuary
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Jacob Jenkelowitz    Vice President and Assistant Secretary
  285 Madison Avenue
  New York, NY 10017





  Lynn Dumais                               Vice President and Chief Accounting Officer
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Jeffrey Halperin                  Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277

  David Chamberlin        Vice President and Controller
  18205 Crane Nest Drive
  Tampa, FL 33647





  Frans teGroen                     Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Alan Igielski                     Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  D. Burt Arrington                 Vice President and Secretary
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Phyllis Zanghi                    Vice President and Tax Director
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





        Christine DeBiase                 Vice President, General Counsel and Assistant
        Gragg Building                    Secretary
        11225 North Community House Road
        Charlotte, NC 28277





  Janet Morgan                      Vice President, Treasury
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Scott Peterson                    Vice President, Treasury
  11225 North Community House Road
  Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 196,616 owners of qualified contracts and 43,167 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITERS
(a)Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.




Name and Principal Business Address   Positions and Offices with Underwriter







        Myles Lambert                     Manager, Chairman, President and Chief Executive
        Gragg Building                    Officer
        11225 North Community House Road
        Charlotte, NC 28277





  Philip Beaulieu                   Manager and Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277

  Gerard Nigro                      Manager and Senior Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Kieran Mullins                    Executive Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





        Jeffrey Halperin                  Senior Vice President and Chief Compliance
        Gragg Building                    Officer
        11225 North Community House Road
        Charlotte, NC 28277





  Phyllis Zanghi                    Senior Vice President and Tax Director
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Melissa Cox                       Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Michael Davis                     Vice President
  11225 North Community House Road
  Charlotte, NC 28277




  Donald Leintz                     Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277




  Timothy McLinden                  Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Janet Morgan                      Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Matthew Quale                     Vice President
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277





  Jacob Jenkelowitz     Vice President and Assistant Secretary
  285 Madison Avenue
  New York, NY 10017





  D. Burt Arrington                 Vice President and Secretary
  Gragg Building
  11225 North Community House Road
  Charlotte, NC 28277

  Paul Scott Peterson               Vice President and Treasurer
  11225 North Community House Road
  Charlotte, NC 28277



   (c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.

       Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year.




                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,161,672       $0              $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   (a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277

   (b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

   (d)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647

   (e)        Brighthouse Financial, One Financial Center, Boston, MA 02111


ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Brighthouse Life Insurance Company hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, state of North Carolina, on the 5th day of April, 2017.




   BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President





   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 5, 2017.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Kieran Mullins*                Director and Vice President
-------------------------------
Kieran Mullins

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer
-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 5, 2017

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney